UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: August 31

Date of reporting period: August 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Income Funds
Mutual Funds
Nuveen Taxable Fixed
August 31, 2023
Annual
Report
Fund Name Class A Class C Class R6 Class I
Nuveen Credit Income Fund FJSIX FCSIX — FJSYX
Nuveen Flexible Income Fund NWQAX NWQCX NQWFX NWQIX
Nuveen Floating Rate Income Fund NFRAX NFFCX NFRFX NFRIX
Nuveen High Yield Income Fund NCOAX NCFCX NCSRX NCOIX
Nuveen Preferred Securities and Income Fund NPSAX NPSCX NPSFX NPSRX
Nuveen Strategic Income Fund FCDDX FCBCX FSFRX FCBYX

Table
of Contents
Chair’s Letter to Shareholders 3
Important Notices 4
Portfolio Managers’ Comments 5
Risk Considerations and Dividend Information 11
About the Funds’ Benchmarks 13
Fund Performance, Expense Ratios and Holdings Summaries 15
Yields 33
Expense Examples 35
Report of Independent Registered Public Accounting Firm 37
Portfolios of Investments 39
Statement of Assets and Liabilities 122
Statement of Operations 124
Statement of Changes in Net Assets 126
Financial Highlights 132
Notes to Financial Statements 144
Important Tax Information 163
Additional Fund Information 165
Glossary of Terms Used in this Report 166
Liquidity Risk Management Program 168
Annual Investment Management Agreement Approval Process 169
Directors/Trustees and Officers 176

Chair’s Letter
to Shareholders

Dear Shareholders,
Inflation concerns have continued to dominate the investment landscape in 2023. Inflation rates have fallen meaningfully from post-pandemic highs, helped by the significant policy interest rate increases from the U.S. Federal Reserve (Fed) and other global central banks since
2022 and the normalization of supply chains. However, they currently remain above the levels that central banks consider supportive of their economies’ long-term growth. Core inflation measures, which exclude volatile food and energy prices, in particular remain above central banks’ targeted levels.
At the same time, the U.S. and other large economies have remained relatively resilient, even as financial conditions have tightened. U.S. gross domestic product increased to 2.1%
in the second quarter of 2023 from 2.0% in the first quarter of 2023, after growing 2.1% in
2022 overall compared to 2021. Consider that much of this growth occurred while the Fed was raising interest rates in one of the fastest hiking cycles in its history. The Fed increased the target fed funds rate from near zero in March 2022 to a range of 5.25% to 5.50% as of September 2023, pausing briefly in June 2023 and again in September 2023. Despite historically high inflation and rapidly rising interest rates, the jobs market has remained relatively strong, helping to support consumer sentiment and spending. However, markets are concerned that these conditions could keep upward pressure on prices and wages, leading to interest rates staying higher for longer and a potentially deeper slowdown in the economy.
U.S. regional banks – after enduring the relatively contained collapses of Silicon Valley Bank,
Signature Bank and First Republic Bank and major European bank Credit Suisse in March 2023
– remain exposed to challenges in the commercial real estate sector. Additionally, concerns about government funding and deficits persist. Congress averted a near-term default scenario in June 2023 and a partial government shutdown at the end of September 2023, but funding will need to be renegotiated again in November 2023.
Given the lingering upside risks to inflation and the lagging impact of tighter credit conditions on the economy, Fed officials are closely monitoring incoming inflation data and other economic measures to modify their rate setting activity based upon these factors on a meeting-by-meeting basis. The Fed remains committed to acting until it sees sustainable progress toward its inflation goals. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. We encourage investors to keep a long-term perspective amid the short-term turbulence. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
October 23, 2023

Important Notices
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports (“Tailored Shareholder Reports”). The
Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports prepared for these Funds will be for the reporting period ended August 31, 2024.
Portfolio Manager Update for Nuveen Credit Income Fund
Effective March 21, 2023, Mark Zheng, CFA, FRM, Senior Director, was added as a portfolio manager of the Fund and Anders Persson was removed as a portfolio manager of the Fund. Mr. Persson continues in his role as Chief Investment Officer of Nuveen Global Fixed Income. Jean Lin, Brenda
Langenfeld, Karina Bubeck and Aashh Parekh continue to serve as portfolio managers of the Fund.
Portfolio Manager Update for Nuveen Flexible Income Fund
Effective October 31, 2022, Stephen Peña, Managing Director, was added as a portfolio manager of the Fund. Thomas Ray and Susi Budiman continue to serve as portfolio managers of the Fund.
Investment Policy Changes for Nuveen Flexible Income Fund
The Board of Trustees of the Fund approved the following investment policy changes, which became effective on June 1, 2023:
Increase the Fund’s minimum required investment in income producing debt and preferred securities, including convertible securities, from
65% to 80% of net assets.
Decrease the Fund’s maximum permitted investment in equity securities, excluding convertible securities, from 35% to 10% of net assets.

Portfolio Managers’
Comments

Nuveen Credit Income Fund
Nuveen Flexible Income Fund
Nuveen Floating Rate Income Fund
Nuveen High Yield Income Fund2
Nuveen Preferred Securities and Income Fund
Nuveen Strategic Income Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors,
LLC, the Funds’ investment adviser. Portfolio managers Jean C. Lin, CFA, Karina L. Bubeck, CFA, Aashh K. Parekh, CFA, Brenda A.
Langenfeld, CFA, and Mark Zheng, CFA, FRM, manage the Nuveen Credit Income Fund. Portfolio managers Thomas J. Ray, CFA,
Susi Budiman, CFA, FRM, and Stephen T. Peña, manage the Nuveen Flexible Income Fund. Portfolio managers Scott Caraher and Kevin Lorenz, CFA, manage the Nuveen Floating Rate Income Fund. Portfolio managers Scott Caraher and Jean C. Lin, CFA, manage the Nuveen High Yield Income Fund. Portfolio managers Douglas M. Baker, CFA, and Brenda A. Langenfeld, CFA, manage the Nuveen Preferred Securities and Income Fund. Portfolio managers Nicholas Travaglino, Douglas M. Baker, CFA, Kevin Lorenz,
CFA, and Katherine Renfrew manage the Nuveen Strategic Income Fund.
Effective March 21, 2023, Mark Zheng, CFA, FRM, Senior Director, was added as a portfolio manager of the Nuveen Credit Income
Fund and Anders Persson was removed as a portfolio manager of the Fund. Jean Lin, Brenda Langenfeld, Karina Bubeck and Aashh
Parekh continue to serve as portfolio managers of the Fund.
Effective October 31, 2022, Stephen Peña, Managing Director, was added as a portfolio manager of the Nuveen Flexible Income
Fund. Thomas Ray and Susi Budiman continue to serve as portfolio managers of the Fund.
Here the Funds’ portfolio managers review U.S. economic and global market conditions, key investment strategies and the Funds’
performance for the annual reporting period ended August 31, 2023. For more information on each Fund’s investment objectives and policies, please refer to the prospectus.
What factors affected the U.S. economy and the global markets during the twelve-month annual reporting period ended
August 31, 2023?
The U.S. economy performed better than expected despite persistent inflationary pressure and rising interest rates during the twelve-month period ended August 31, 2023. In the second quarter of 2023, the economy grew at an annualized rate of 2.1%, according to the third estimate from the U.S. Bureau of Economic Analysis, compared to 2.2% in the first quarter and in line with
2.1% in 2022 overall. Early in the reporting period, inflation had risen sharply because of supply chain disruptions and high food and energy prices, the Russia-Ukraine war and China’s zero-COVID restrictions (lifted in December 2022). During the reporting period,
U.S. inflation reached its peak level in September 2022. Since then, price pressures have eased given normalization in supply chains, falling energy prices and aggressive measures by the U.S. Federal Reserve (Fed) and other global central banks to tighten financial conditions and slow demand in their economies. Nevertheless, during the reporting period inflation levels remained much higher than central banks’ target levels.
The Fed raised its target fed funds rate seven times during the reporting period, bringing it to a range of 5.25% to 5.50% as of July
2023. In September 2023, subsequent to the end of the reporting period, the Fed’s policy committee voted to hold the rate steady.
For much of the reporting period, the Fed’s activity led to significant volatility in bond and stock markets, given the uncertainty of how rising interest rates would affect the economy. One of the most highly visible impacts occurred in the U.S. regional banking sector in March 2023, when Silicon Valley Bank, Signature Bank, First Republic Bank and Silvergate Bank failed. In the same month,
Swiss bank UBS agreed to buy Credit Suisse, which was considered vulnerable in the current environment. The Fed’s monetary tightening policy also contributed to an increase in the U.S. dollar’s value relative to major world currencies, which acts as a headwind to the profits of international companies and U.S. domestic companies with overseas earnings.
During the reporting period, elevated inflation and higher borrowing costs weighed on some segments of the economy, including the real estate market. Consumer spending, however, has remained more resilient than expected, in part because of a still-strong labor market, another key gauge of the economy’s health. As of August 2023, the unemployment rate was 3.8%, near its pre-

Portfolio Managers’ Comments
(continued)

pandemic low, although monthly job growth continued to moderate. The strong labor market and wage gains helped the U.S.
economy during the reporting period, even as the Fed sought to soften job growth to help curb inflation pressures.
Toward the end of the reporting period, the U.S. Congress neared its September 30, 2023, deadline to approve federal funding, leading to investor concerns about a potential government shutdown and the impact this could have on the U.S. economy.
Nuveen Credit Income Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended August 31, 2023?
The Fund’s investment objective seeks to provide total return, with an emphasis on a high level of current income, through diversified exposure to lower rated credit sectors, including the full spectrum of securitized sectors and the flexibility to add less liquid structures as opportunities arise.
During the reporting period, the Fund remained positioned approximately midway along its risk spectrum with slightly more than half of its portfolio allocated to high yield corporate bonds and the remainder to a diversified mix of primarily lower quality credit, including senior loans, asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Across asset classes, the Fund continued to be positioned more defensively from a credit perspective with an underweight to lower quality, CCC rated securities because of the late-cycle economy. During the reporting period, the portfolio management team realized some gains in the ABS sector to use as a source of funding to increase the Fund’s exposure to mortgage credit because these securities could potentially benefit from higher interest rates. The portfolio management team increased senior loan exposure earlier in the reporting period but then decreased it as the interest rate cycle progressed and the sector became less attractive. Emerging market (EM)
exposure remained toward the lower end of the Fund’s historical range and was broadly diversified across countries and corporate issuers. During the reporting period, the Fund’s duration remained shorter than its benchmark, which reduced the portfolio’s interest rate sensitivity.
How did the Fund perform during the twelve-month reporting period ended August 31, 2023?
The Fund’s Class A Shares at NAV underperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index for the
reporting period. For the purposes of this Performance Commentary, references to relative performance are in comparison to the
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index.
The Fund’s underperformance was primarily a result of its modest out-of-benchmark exposure in the CMBS sector, which, on average, underperformed high yield corporate bonds. Investor concerns surrounding commercial real estate property valuations, particularly in the office and retail segments, weighed negatively on sentiment toward the sector. However, the portfolio management team maintained the Fund’s CMBS exposures after running various stress tests on the holdings under severely adverse scenarios. The Fund’s EM debt allocation also detracted from relative performance because the sector typically has a longer duration than the high yield sector, which caused a greater drop in bond prices in the rising interest rate environment. EM debt spreads also generally rallied less than the high yield debt sector during the reporting period. In addition, the Fund’s modest exposure to preferred securities and small allocation to contingent capital (CoCo) securities detracted. Preferred securities broadly underperformed given their correlation to bank capital, while the CoCo segment underperformed because of the collapse and takeover of Credit Suisse in Europe. However, the Fund had no exposure to Credit Suisse or the U.S. regional banks that collapsed during the reporting period.
The Fund’s underperformance was partially offset by its higher-than-benchmark exposure to floating rate securities within the loan and securitized segments of its portfolio, particularly through positions in agency credit risk transfer (CRT) bonds and collateralized loan obligations (CLOs). Agency CRT securities are issued by the Federal National Mortgage Association (Fannie Mae) and
the Federal Home Loan Mortgage Corporation (Freddie Mac) to effectively transfer a portion of the credit risk within pools of conventional residential mortgage loans from these government-sponsored enterprises to the private sector. These floating rate exposures led to a shorter duration for the Fund relative to its benchmark, which lessened the impact of falling bond prices as interest rates rose. The loan market also benefited from a strong technical backdrop as it experienced healthy demand in the face of limited new issuance, while agency CRT securities benefited from strong housing fundamentals and homeowner credit performance.
Additionally, relative performance was aided by security selection within the Fund’s high yield corporate exposure, particularly in the energy and communications sectors.
During the reporting period, the Fund used U.S. Treasury futures as part of an overall portfolio construction strategy to manage portfolio duration and yield curve exposure. The interest rate futures had a negligible impact on relative performance during the reporting period. Additionally, the Fund used credit default swap index contracts (CDX) to gain broad exposure to the high yield bond market. The credit default swaps had a negligible impact on relative performance during the reporting period.
Nuveen Flexible Income Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended August 31, 2023?
The investment objective of the Fund is to provide current income and positive risk-adjusted capital appreciation by investing in corporate securities across the capital structure based on the assessment of relative value and risk.
During the reporting period, the Fund remained broadly diversified across credit sectors, with a defensive, up-in-quality bias. The
Fund increased exposure to investment grade corporates, as the portfolio management team sought to improve credit quality and seniority in the capital structure to mitigate the risk of an economic slowdown in the higher-beta (i.e., riskier) segments of the credit markets. The Fund decreased exposure to high yield corporates and common stocks upon assessing less attractive risk/
reward outcomes in those segments. The Fund maintained an overweight to BBB and BB rated credits, which provided an attractive balance of quality and yield.
How did the Fund perform during the twelve-month reporting period ended August 31, 2023?
The Fund’s Class A Shares at NAV underperformed the Flexible Income Blended Benchmark for the reporting period. For purposes of this Performance Commentary, references to relative performance are in comparison to the Flexible Income Blended Benchmark, which consists of: 1) 50% of the ICE BofA U.S. Corporate Index and 2) 50% of the ICE BofA U.S. High Yield Index.
During the reporting period, the Fund’s exposure to convertible securities detracted from relative performance. The largest-
detracting holding was a convertible note issued by Liberty Media Corporation. The company primarily generates revenue by selling consumer products through online and televised interactive shopping experiences and videos. The company has been challenged by supply chain issues and inflation-related macro headwinds that have negatively impacted margins. The portfolio management team reduced the Fund’s position in Liberty Media Corporation given ongoing profitability and cash flow headwinds. Another detractor from the Fund’s relative performance was an underweight to non-investment grade bonds. The high yield corporate bond market was one of the best-performing fixed income market sectors during the reporting period, benefiting from healthy credit fundamentals and a persistently strong U.S. economy. The Fund’s allocation to preferred securities was another detractor as that sector of the market faced significant headwinds during the regional banking crisis in the first quarter of 2023.
The Fund’s underperformance was partially offset by its exposure to common stocks. Within common stocks, the leading contributor was electrical components company nVent Electric. nVent Electric common stock participated in the powerful rally among artificial intelligence (AI)-related stocks during the reporting period. The Fund’s investment grade bond exposure also contributed. In particular, the Fund benefited from an overweight allocation to BBB rated credits, which outperformed the higher credit quality cohorts of the investment grade corporate bond market during the reporting period.
Nuveen Floating Rate Income Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended August 31, 2023?
The principal investment objective of the Fund is to seek a high level of current income, and secondarily capital appreciation, by investing primarily in floating rate loans and other floating rate securities, a substantial portion of which may be rated below investment grade.
During the reporting period, the Fund continued to tilt toward a higher quality mix of loans. In particular, it focused on larger, more liquid loans, which are mostly issued by companies with greater scale and, therefore, an improved ability to manage elevated funding prices or pass through higher input costs to consumers. As a result of the increased economic uncertainty, the portfolio management team selected higher quality senior loans and generally avoided issuers with weaker capital structures.
How did the Fund perform during the twelve-month reporting period ended August 31, 2023?
The Fund’s Class A Shares at NAV underperformed the Credit Suisse Leveraged Loan Index for the reporting period. For purposes of this Performance Commentary, references to relative performance are in comparison to the Credit Suisse Leveraged Loan Index.

Portfolio Managers’ Comments
(continued)

The Fund's out-of-benchmark allocation to high yield corporate bonds, which is consistent with its mandate, was the largest detractor from relative performance. Within the bond portfolio, exposure to the information technology sector, including bonds issued by Avaya, detracted from relative performance. The Avaya bonds were restructured during the reporting period and are no longer held in the portfolio. In addition, the Fund's out-of-benchmark allocation to equities received from reorganizations detracted from relative performance. The Fund's underweight to lower quality loans also detracted, as lower quality loans outperformed higher quality loans during the reporting period.
Partially offsetting the Fund’s underperformance was security selection within the Fund's loan portfolio, particularly in the health care and energy sectors.
Nuveen High Yield Income Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended August 31, 2023?
The investment objective of the Fund is to seek current income and capital appreciation by investing primarily in debt instruments such as bonds, loans and convertible securities, a substantial portion of which may be rated below investment grade or, if unrated, of comparable quality.
The Fund remained conservatively positioned heading into 2023. As credit markets stabilized following the volatility from the regional banking crisis and Credit Suisse acquisition in March 2023, the Fund began to selectively add to risk assets.
How did the Fund perform during the twelve-month annual reporting period ended August 31, 2023?
The Fund’s Class A Shares at NAV underperformed the ICE BofA U.S. High Yield Index for the reporting period. For purposes of this
Performance Commentary, references to relative performance are in comparison to the ICE BofA U.S. High Yield Index.
During the reporting period, the Fund's out-of-benchmark allocation to senior loans, which is consistent with its mandate, was the largest detractor from relative performance. Within the loan portfolio, exposure to the consumer discretionary and consumer staples sectors, including the loans issued by Revlon Consumer Products Corporation, detracted from relative performance. Revlon filed for bankruptcy in June 2022 because of supply chain issues, increased competition and inflation issues. The Fund exited its position in
Revlon during the reporting period.
Partially offsetting the Fund’s underperformance was security selection within the Fund's bond portfolio, particularly in the media industry. The Fund increased exposure to the bonds of CSC Holdings following the drawdown given the portfolio management team’s favorable view of the company’s credit fundamentals and the relative value of the bonds. The bonds appreciated through the end of the reporting period as sentiment improved. Security selection within the telecommunication services industry in the bond portfolio was another contributor. The Fund’s lack of exposure to Lumen Technologies, a U.S. wireline telecommunications provider, also benefited performance. Lumen's bond prices dropped in the first quarter of 2023 following disappointing earnings results.
Nuveen Preferred Securities and Income Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended August 31, 2023?
The Fund seeks to provide a high level of current income and total return by investing in $25 par retail preferred securities, $1,000 par institutional preferred securities, Additional Tier 1 (AT1) contingent capital securities (CoCos), and other income producing securities across the credit spectrum from U.S. and non-U.S. issuers. At least 50% of the Fund’s assets must be invested in securities rated investment grade at the time of purchase or, if nonrated, judged to be of comparable quality by the Fund’s portfolio management team.
During the reporting period, the portfolio management team incorporated several active themes within the Fund’s portfolio relative to the Preferred Securities and Income Blended Benchmark. These included: an overweight to $1,000 par preferred securities;
an overweight to securities that have coupons with reset features (floating rate, fixed-to-floating rate, fixed-rate reset) with a bias toward those with higher reset spreads; an underweight to U.S. dollar-denominated CoCos; and a shorter-duration profile relative to the benchmark. Along with capturing better relative value, the Fund’s overweight to $1,000 par preferreds, which were largely non-fixed rate coupon securities, was also intended to position its portfolio defensively in a rising interest rate environment with a shorter-duration profile versus the benchmark. However, the portfolio management team narrowed the duration gap during the reporting period through security rotation and the purchase of U.S. Treasury futures as confidence grew that the Fed was nearing the end of its interest rate tightening cycle.
While the Fund’s absolute exposure to the CoCo sector only modestly decreased from the prior fiscal year end, the composition of CoCo exposure within its portfolio materially shifted. Most notably, the Fund’s Credit Suisse AT1 CoCos were written down to zero by the Swiss government and regulators during the March 2023 banking crisis. In response, the European Central Bank (ECB)
and Bank of England (BOE) released statements confirming that AT1 CoCos from banks within their jurisdiction have hierarchy over common equity. Given these assurances from the ECB and BOE, the portfolio management team subsequently increased the Fund’s exposure to non-Swiss AT1 CoCos.
How did the Fund perform during the twelve-month reporting period ended August 31, 2023?
The Fund’s Class A Shares at NAV outperformed the Preferred Securities and Income Blended Benchmark for the reporting period.
For the purposes of this Performance Commentary, references to relative performance are in comparison to the Preferred Securities and Income Blended Benchmark, a blended return consisting of: (1) 60% ICE BofA U.S. All Capital Securities Index and (2) 40% ICE
USD Contingent Capital Index.
The Fund’s outperformance was driven primarily by the portfolio’s overweight to shorter-duration $1,000 par preferred securities with non-fixed rate coupon structures. On average, shorter-duration securities outperformed because interest rates significantly increased during the reporting period. In addition, the Fund’s lack of exposure to the real estate investment trust (REIT) preferred sector contributed to relative performance. Given negative headlines surrounding commercial real estate exposure during the reporting period, the REIT sector underperformed the broader preferred securities market.
Partially offsetting the Fund’s outperformance was negative security selection within its allocation to CoCos. The CoCo segment faced significant volatility during the reporting period amid banking concerns. Although the Fund benefited from an underweight to Credit Suisse, the other developed market banks that the Fund favored generally underperformed emerging market (EM)
banks. Consistent with the Fund’s mandate and historical positioning, its portfolio had limited EM exposure. In addition, the Fund’s overweight to the U.S. regional bank sector detracted from relative performance because the sector materially underperformed U.S.
money center banks and super-regional banks. However, positive security selection among U.S. regional banks helped offset some of the negative impact from the overweight allocation, including the Fund’s underweight to Silicon Valley Bank, and lack of exposure to Signature Bank, First Republic Bank, and Silvergate Bank.
During the reporting period, the Fund used U.S. Treasury futures as part of an overall portfolio construction strategy to manage portfolio duration and yield curve exposure. The interest rate futures had a negligible impact on relative performance during the reporting period.
Nuveen Strategic Income Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended August 31, 2023?
The Fund provides investors with a broadly flexible, multi-sector portfolio that seeks to deliver total return. The portfolio management team actively manages a diversified portfolio of investment grade and high yield debt securities from U.S. and non-
U.S. issuers.
During the reporting period, the Fund remained positioned with a moderate amount of credit risk spread across a number of sectors and industries. The Fund maintained an overweight to spread sectors while maintaining moderate exposure to below investment grade assets. The Fund remained significantly overweight mortgage-backed securities (MBS) based on attractive valuations and continued strong fundamentals driven by elevated housing prices and locked-in affordability for many home borrowers. The Fund also maintained overweights to the asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) sectors, adding modestly to exposure in 2023. The portfolio management team was confident in the credit underwriting of the Fund’s
CMBS holdings despite sector headwinds that drove spreads wider during the reporting period, particularly in the office and retail spaces. Additionally, the Fund maintained an overweight to emerging market (EM) debt because the portfolio management team believed EM yields could help offset potential volatility. EM exposure remained broadly diversified across countries and corporate issuers with approximately two-thirds allocated to corporate securities and the rest to sovereign debt. The portfolio management team maintained a favorable outlook for large U.S. banks expressed through the Fund’s continued allocation to preferred securities.
Although the Fund’s duration modestly increased during the reporting period, it remained shorter than its benchmark, which reduced the portfolio’s interest rate sensitivity. While interest rates rose significantly during the reporting period, shorter-duration securities continued to offer attractive yields and spreads.

Portfolio Managers’ Comments
(continued)

How did the Fund perform during the twelve-month annual reporting period ended August 31, 2023?
The Fund’s Class A Shares at NAV outperformed the Bloomberg U.S. Aggregate Bond Index for the reporting period. For the purposes of this Performance Commentary, references to relative performance are in comparison to the Bloomberg U.S. Aggregate
Bond Index.
The Fund’s outperformance was primarily driven by its significant overweight allocation to securitized products, particularly exposure to mortgage credit through investments in agency credit risk transfer (CRT) securities. Agency CRT securities are issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac)
to effectively transfer a portion of the credit risk within pools of conventional residential mortgage loans from these government-
sponsored enterprises to the private sector. The Fund’s positions in agency CRT securities generated higher yields and larger price gains versus the MBS segment of the benchmark, which is composed of the highest quality issues. Agency CRT securities benefited more than the index holdings from strong housing fundamentals and homeowner credit performance.
The Fund’s shorter duration versus the benchmark also contributed to relative performance because it lessened the impact of falling bond prices as interest rates moved materially higher during the reporting period. In addition, the Fund benefited from its allocation to and security selection within below investment grade securities, including high yield corporate bonds and senior loans.
Outperformance was particularly notable within the Fund’s energy and consumer-related holdings.
Partially offsetting the Fund’s outperformance was its overweight allocation to CMBS, where concerns surrounding real estate property valuations, particularly in the office and retail segments, weighed negatively on the sector’s performance. The Fund also experienced marginal underperformance from its positioning to benefit from a steeper yield curve. The yield curve flattened during the reporting period as interest rates rose faster at the short end versus the long end of the curve.
During the reporting period, the Fund used U.S. Treasury futures and Secured Overnight Financing Rate futures as part of an overall portfolio construction strategy to manage portfolio duration and yield curve exposure. The interest rate futures detracted from relative performance during the reporting period. Additionally, the Fund used credit default swap index contracts (CDX) to reduce a portion of the credit risk of its high yield bond allocation. The credit default swaps had a negligible impact on relative performance during the reporting period.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard
& Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations and Dividend
Information

Risk Considerations
Nuveen Credit Income Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The Fund’s income could decline during periods of falling interest rates. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. This Fund is subject to the risks of investing in loans, including senior loans and secured and unsecured junior loans.
Unsecured loans are not backed by a security interest in collateral and involve a higher degree of risk than secured loans. Loans are also subject to settlement risk due to the lack of established settlement standards or remedies for failure to settle, and may have limited restrictive covenants on borrowers, which may weaken the Fund’s ability to access collateral securing the loan and enforce its rights as a lender. The Fund may also invest in a pool of loans through collateralized loan obligations (CLOs). In addition to the risks associated with loans and high yield securities, CLOs are subject to the risk that distributions from the collateral may not be adequate to make interest or other payments owed to the Fund. Asset-backed and mortgage-backed securities are subject to additional risks such as prepayment risk, liquidity risk, default risk and adverse economic developments. Preferred securities are subordinate to bonds and other debt instruments in a company’s capital structure and therefore are subject to greater credit risk.
Certain types of preferred, hybrid or debt securities with special loss absorption provisions, such as contingent capital securities
(CoCos), may be or become so subordinated that they present risks equivalent to, or in some cases even greater than, the same company’s common stock. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as call, derivatives, illiquid investments, interest rate, market, and valuation risks, are described in detail in the
Fund’s prospectus.
Nuveen Flexible Income Fund
Mutual fund investing involves risk; principal loss is possible. Debt and fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, and income risk. As interest rates rise, bond prices fall. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. Preferred securities are subordinate to bonds and other debt instruments in a company's capital structure and therefore are subject to greater credit risk. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. Asset-backed and mortgage-backed securities are subject to additional risks such as prepayment risk, liquidity risk and adverse economic developments. Concentration in the financial services sector may involve greater exposure to adverse economic or regulatory occurrences. Equity investments such as those held by the Fund, are subject to market risk, common stock risk, covered call risk, short sale risk, and derivatives risk.
Nuveen Floating Rate Income Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. The value of the Fund's convertible securities may decline in response to such factors as rising interest rates and fluctuations in the market price of the underlying securities. This Fund is subject to loan settlement risk due to the lack of established settlement standards or remedies for failure to settle.
Nuveen High Yield Income Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk.
Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The Fund is subject to interest rate risk; as interest rates rise, bond prices fall. This Fund is subject to the risks of investing in loans, including loan settlement risk due to the lack of established settlement standards or remedies for failure to settle and covenant lite loan risk, which is the risk that loans with limited restrictive covenants on borrowers may weaken the Fund’s ability to access collateral securing the loan and enforce its rights as a lender. Non-U.S.
investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and

Risk Considerations and Dividend Information
(continued)

accounting standards. These and other risk considerations, such as active management, call, derivatives, income, and unrated securities risks, are described in detail in the Fund’s prospectus.
Nuveen Preferred Securities and Income Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, illiquid securities risk, concentration risk, and income risk. As interest rates rise, bond prices fall. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. Preferred securities are subordinate to bonds and other debt instruments in a company's capital structure and therefore are subject to greater credit risk. Certain types of preferred, hybrid or debt securities with special loss absorption provisions, such as contingent capital securities (CoCos), may be or become so subordinated that they present risks equivalent to, or in some cases even greater than, the same company's common stock. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.
Nuveen Strategic Income Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, derivatives risk, dollar roll transaction risk, and income risk. As interest rates rise, bond prices fall. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. The Fund gains additional exposure to currency rates, and therefore to the risk of currency fluctuation, through investment in foreign currency contracts. The risks of foreign investments are magnified in emerging markets. Asset-backed and mortgage-backed securities are subject to additional risks such as prepayment risk, liquidity risk, default risk and adverse economic developments.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer
Income Tax Information within the Notes to Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of a Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented within the Notes to Financial Statements of this report.

About the Funds’ Benchmarks

Bloomberg Capital Securities Index:
An Index designed to measure the performance of USD-denominated preferred securities, including Tier 1 and Tier 2 securities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Aggregate Bond Index:
An index designed to measure the performance of the USD-denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-
backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index:
An issuer-constrained version of the U.S.
Corporate High Yield Bond Index, which is an index designed to measure the performance of the USD-denominated, fixed-rate corporate high yield bond market that limits each issuer to 2% of the index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Credit Suisse Leveraged Loan Index:
An index designed to measure the performance of the USD-denominated leveraged loan market. The index includes issuers from developed countries; issuers from developing countries are excluded. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Flexible Income Blended Benchmark:
Consists of: 1) 50% ICE BofA U.S. Corporate Index (defined herein), and 2) 50%
ICE BofA U.S. High Yield Index (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA Contingent Capital Securities (USD Hedged) Index:
An index designed to measure the performance of all
contingent capital debt publicly issued in the major domestic and Eurobond markets, including investment grade and sub-investment grade issues. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA Fixed Rate Preferred Securities Index:
An Index designed to measure the performance of investment
grade fixed-rate, USD-denominated preferred securities issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA U.S. All Capital Securities Index:
An index designed to measure the performance of investment grade and below investment grade fixed rate and fixed-to-floating rate, USD-denominated hybrid corporate and preferred securities publicly issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA U.S. Corporate Index:
An index comprised of USD-denominated investment grade, fixed-rate corporate debt securities publicly issued in the U.S. domestic market with at least one year remaining to maturity and a minimum amount outstanding of $250 million. Index returns assume reinvestment of distributions, but do not include the effects of any sales charges or management fees.
ICE BofA U.S. High Yield Index:
An index designed to measure the performance of USD-denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE USD Contingent Capital Index:
An index designed to measure the performance of USD-denominated contingent capital debt publicly issued in the major domestic and Eurobond markets, including investment grade and below investment grade issues. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Lipper Flexible Income Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Flexible Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

About the Funds’ Benchmarks
(continued)

Lipper Global High Yield Funds Classification Average:
Represents the average annualized returns for all reporting
funds in the Lipper Global High Yield Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper High Yield Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper High Yield Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Loan Participation Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper Loan Participation Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Multi-Sector Income Funds Classification Average:
Represents the average annualized returns for all reporting
funds in the Lipper Multi-Sector Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Preferred Securities and Income Blended Benchmark (effective January 29, 2021):
Consists of: 1) 65% ICE BofA
Fixed Rate Preferred Securities Index (defined herein), and 2) 35% Bloomberg Capital Securities Index (defined herein)
through December 30, 2013, and thereafter 1) 60% ICE BofA U.S. All Capital Securities Index (defined herein), and 2)
40% ICE USD Contingent Capital Index (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Preferred Securities and Income Blended Benchmark (through January 28, 2021):
Consists of: 1) 65% ICE BofA
Fixed Rate Preferred Securities Index (defined herein), and 2) 35% Bloomberg Capital Securities Index (defined herein)
through December 30, 2013, and thereafter: 1) 60% ICE BofA U.S. All Capital Securities Index (defined herein), and 2)
40% ICE BofA Contingent Capital Securities (USD Hedged) Index (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios and
Holdings Summaries

The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Credit Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
August 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Bloomberg U.S. Corporate High Yield 2% Issuer
Capped Bond Index.
** Class A Shares have a maximum 4.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.75% of the average daily net assets of any class of Fund Shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Growth of an Assumed $10,000 Investment as of August 31, 2023 - Class A
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
August 31, 2023**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A at NAV 8/30/01 6.87% 2.10% 3.03% 1.15% 1.00%
Class A at maximum Offering Price 8/30/01 1.75% 1.10% 2.53% — —
Bloomberg U.S. Corporate High Yield 2% Issuer
Capped Bond Index — 7.19% 3.31% 4.47% — —
Lipper Global High Yield Funds Classification
Average — 5.92% 2.21% 3.27% — —
Class C at NAV 8/30/01 6.09% 1.33% 2.42% 1.90% 1.75%
Class C at maximum Offering Price 8/30/01 6.09% 1.33% 2.42% — —
Class I 8/30/01 7.16% 2.32% 3.27% 0.90% 0.75%

Holdings Summaries as of August 31, 2023
Fund Allocation
(% of net assets)
Corporate Bonds 55 .9%
Asset-Backed and Mortgage-
Backed Securities 22 .6%
Variable Rate Senior Loan
Interests 10 .0%
$1,000 Par (or similar)
Institutional Preferred 4 .2%
Sovereign Debt 3 .7%
Contingent Capital Securities 1 .8%
$25 Par (or similar) Retail
Preferred 0 .2%
Common Stocks 0 .0%
Investments Purchased with
Collateral from Securities
Lending 5 .1%
Repurchase Agreements 0 .9%
Other Assets & Liabilities, Net (4.4)%
Net Assets 100%
Corporate Bonds: Industries
1
(% of total corporate bonds)
Oil, Gas & Consumable Fuels 14.5%
Media 10.1%
Hotels, Restaurants & Leisure 8.5%
Diversified Telecommunication
Services 5.2%
Health Care Providers & Services 5.0%
Metals & Mining 4.8%
Chemicals 3.0%
Automobile Components 3.0%
Automobiles 3.0%
Specialty Retail 2.9%
Aerospace & Defense 2.8%
Commercial Services & Supplies 2.5%
Capital Markets 2.5%
Trading Companies &
Distributors 2.3%
Insurance 2.2%
Electric Utilities 2.0%
Containers & Packaging 1.9%
Consumer Staples Distribution
& Retail 1.9%
Professional Services 1.8%
IT Services 1.6%
Consumer Finance 1.5%
Gas Utilities 1.5%
Passenger Airlines 1.3%
Energy Equipment & Services 1.2%
Broadline Retail 1.1%
Other 11.9%
Total 100%
Bond Credit Quality
(% of total long-term fixed income)
A 0.6%
BBB 10.6%
BB or Lower 77.3%
N/R (not rated) 11.2%
N/A 0.3%
Total 100%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Flexible Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
August 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Flexible Income Blended Benchmark. The Fund’s
Blended Benchmark consist of: 1) 50% ICE BofA U.S. Corporate Index and 2) 50% ICE BofA U.S. High Yield Index.
** Class A Shares have a maximum 4.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.75% (1.25%
after July 31, 2025) of the average daily net assets of any class of Fund shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual Fund operating expenses for Class R6 Shares will be less than the expense limitation. The expense limitation expiring July 31, 2025, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
Total Returns as of
August 31, 2023**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A at NAV 12/09/09 2.13% 1.81% 3.99% 1.02% 0.95%
Class A at maximum Offering Price 12/09/09 (2.72)% 0.83% 3.49% — —
Bloomberg U.S. Aggregate Bond Index — (1.19)% 0.49% 1.48% — —
Flexible Income Blended Benchmark — 3.98% 2.38% 3.55% — —
Lipper Flexible Income Funds Classification Average — 0.80% 1.95% 3.58% — —
Class C at NAV 12/09/09 1.37% 1.06% 3.37% 1.77% 1.70%
Class C at maximum Offering Price 12/09/09 1.37% 1.06% 3.37% — —
Class I 12/09/09 2.40% 2.07% 4.25% 0.77% 0.70%
Total Returns as of
August 31, 2023**
Average Annual Expense Ratios***
Inception
Date 1-Year 5-Year
Since
Inception Gross Net
Class R6 6/30/16 2.48% 2.14% 3.56% 0.71% 0.64%

Growth of an Assumed $10,000 Investment as of August 31, 2023 - Class A
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Fund Performance, Expense Ratios and Holding Summaries
August 31, 2023
(continued)
Holdings Summaries as of August 31, 2023
Fund Allocation
(% of net assets)
Corporate Bonds 52 .6%
$1,000 Par (or similar)
Institutional Preferred 26 .9%
Common Stocks 9 .4%
$25 Par (or similar) Retail
Preferred 4 .7%
Convertible Preferred Securities 1 .9%
Convertible Bonds 0 .7%
Structured Notes 0 .6%
Investments Purchased with
Collateral from Securities
Lending 1 .4%
Repurchase Agreements 2 .1%
Other Assets & Liabilities, Net (0.3)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Walmart Inc 0.5%
Sanofi, ADR 0.5%
Public Storage 0.5%
AstraZeneca PLC, Sponsored
ADR 0.5%
Humana Inc 0.5%
Portfolio Composition
1
(% of net assets)
Banks 10.2%
Electric Utilities 5.8%
Media 5.7%
Technology Hardware, Storage
& Peripherals 4.8%
Oil, Gas & Consumable Fuels 4.8%
Health Care Providers & Services 4.1%
Insurance 3.9%
Automobiles 3.7%
Consumer Finance 3.0%
Semiconductors &
Semiconductor Equipment 2.6%
Capital Markets 2.6%
Chemicals 2.5%
Consumer Staples Distribution
& Retail 2.3%
Wireless Telecommunication
Services 2.3%
Independent Power and
Renewable Electricity Producers 2.2%
Specialty Retail 2.0%
Equity Real Estate Investment
Trusts 2.0%
Hotels, Restaurants & Leisure 2.0%
Trading Companies &
Distributors 2.0%
Multi-Utilities 1.8%
Electrical Equipment 1.7%
Food Products 1.6%
Biotechnology 1.7%
Automobile Components 1.6%
Other 19.3%
Structured Notes 0.6%
Investments Purchased with
Collateral from Securities
Lending 1.4%
Repurchase Agreements 2.1%
Other Assets & Liabilities, Net (0.3)%
Net Assets 100%
Bond Credit Quality
(% of total long-term fixed income)
A 4.6%
BBB 57.6%
BB or Lower 36.0%
N/R (not rated) 1.8%
Total 100%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Floating Rate Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
August 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Credit Suisse Leverage Loan Index.
** Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $500,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Total Returns as of
August 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 5/02/11 7.24% 3.48% 3.53% 0.96%
Class A at maximum Offering Price 5/02/11 4.02% 2.85% 3.21% —
Credit Suisse Leveraged Loan Index — 9.08% 4.27% 4.27% —
Lipper Loan Participation Funds Classification Average — 8.08% 3.00% 3.14% —
Class C at NAV 5/02/11 6.45% 2.71% 2.91% 1.71%
Class C at maximum Offering Price 5/02/11 6.45% 2.71% 2.91% —
Class I 5/02/11 7.46% 3.74% 3.79% 0.71%
Total Returns as of
August 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class R6 1/28/15 7.59% 3.84% 3.94% 0.63%

Fund Performance, Expense Ratios and Holdings Summaries August 31,
2023
(continued)
Growth of an Assumed $10,000 Investment as of August 31, 2023 - Class A
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Holdings Summaries as of August 31, 2023
Fund Allocation
(% of net assets)
Variable Rate Senior Loan
Interests 83 .1%
Corporate Bonds 13 .8%
Common Stocks 1 .6%
Warrants 0 .8%
Convertible Preferred Securities 0 .0%
Investments Purchased with
Collateral from Securities
Lending 0 .3%
Short-Term Investment
Companies 0 .0%
Other Assets & Liabilities, Net 1.2%
Borrowings (0.8)%
Net Assets 100%
Corporate Bonds: Industries
1
(% of total corporate bonds)
Passenger Airlines 14.2%
Commercial Services & Supplies 12.5%
Health Care Providers & Services 10.1%
Media 9.4%
Hotels, Restaurants & Leisure 9.0%
Oil, Gas & Consumable Fuels 8.9%
Diversified Telecommunication
Services 6.8%
Specialty Retail 4.5%
Energy Equipment & Services 4.3%
Consumer Staples Distribution
& Retail 3.8%
Other 16.5%
Total 100%
Portfolio Credit Quality
(% of total long-term fixed income
investments)
BBB 7.0%
BB or Lower 90.5%
N/R (not rated) 2.5%
Total 100%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen High Yield Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
August 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the ICE BofA U.S. High Yield Index.
** Class A Shares have a maximum 4.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.79% through July 31,
2025 or 1.35% after July 31, 2025 of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 shares will be less than the expense limitation. The expense limitation expiring July 31, 2025 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
Total Returns as of
August 31, 2023**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A at NAV 4/28/10 6.37% 2.22% 3.44% 1.05% 1.00%
Class A at maximum Offering Price 4/28/10 1.31% 1.23% 2.94% — —
ICE BofA U.S. High Yield Index — 7.01% 3.16% 4.39% — —
Lipper High Yield Funds Classification Average — 6.26% 2.77% 3.61% — —
Class C at NAV 4/28/10 5.57% 1.45% 2.83% 1.80% 1.75%
Class C at maximum Offering Price 4/28/10 5.57% 1.45% 2.83% — —
Class I 4/28/10 6.62% 2.46% 3.70% 0.80% 0.75%
Total Returns as of
August 31, 2023**
Average Annual Expense Ratios***
Inception
Date 1-Year 5-Year
Since
Inception Gross Net
Class R6 10/1/14 6.70% 2.59% 3.46% 0.67% 0.62%

Growth of an Assumed $10,000 Investment as of August 31, 2023 - Class A
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Fund Performance, Expense Ratios and Holding Summaries
August 31, 2023
(continued)
Holdings Summaries as of August 31, 2023
Fund Allocation
(% of net assets)
Corporate Bonds 73 .3%
Variable Rate Senior Loan
Interests 18 .1%
Exchange-Traded Funds 1 .7%
$1,000 Par (or similar)
Institutional Preferred 1 .7%
Common Stocks 0 .6%
Warrants 0 .4%
Investments Purchased with
Collateral from Securities
Lending 5 .4%
Short-Term Investment
Companies 2 .8%
Other Assets & Liabilities, Net (4.0)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Oil, Gas & Consumable Fuels 10.0%
Media 8.4%
Hotels, Restaurants & Leisure 6.9%
Health Care Providers & Services 4.2%
Diversified Telecommunication
Services 4.0%
Aerospace & Defense 3.3%
Insurance 3.1%
Specialty Retail 3.0%
Automobile Components 2.9%
Commercial Services & Supplies 2.8%
Capital Markets 2.8%
Metals & Mining 2.7%
Health Care Equipment &
Supplies 2.5%
Consumer Finance 2.4%
Automobiles 2.3%
Trading Companies &
Distributors 2.2%
Passenger Airlines 2.1%
Containers & Packaging 2.1%
Professional Services 1.8%
Software 1.7%
Energy Equipment & Services 1.7%
Chemicals 1.5%
Broadline Retail 1.4%
Textiles, Apparel & Luxury
Goods 1.3%
Other 17.0%
Exchange-Traded Funds 1.7%
Investments Purchased with
Collateral from Securities
Lending 5.4%
Short-Term Investment
Companies 2.8%
Other Assets & Liabilities, Net (4.0)%
Net Assets 100%
Top Five Holdings
(% of net assets)
State Street Navigator Securities
Lending Government Money
Market Portfolio 5.4%
BlackRock Liquidity Funds
T-Fund 2.9%
Medline Borrower, LP, Term
Loan B 1.5%
Tenet Healthcare Corp 1.1%
CSC Holdings LLC 1.0%
Portfolio Credit Quality
(% of total long-term fixed income
investments)
BBB 6.9%
BB or Lower 93.1%
Total 100%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Preferred Securities and Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
August 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Preferred Securities and Income Blended Benchmark.
The Fund’s Blended Benchmark consists of: 1) 65% ICE BofA Fixed Rate Preferred Securities Index and 2) 35% Bloomberg Capital
Securities Index through December 30, 2013, and thereafter: 1) 60% ICE BofA U.S. All Capital Securities Index and 2) 40% ICE USD
Contingent Capital Index. Refer to About the Funds’ Benchmarks for further details on the Fund's Blended Benchmark composition through January 28, 2021.
** Class A Shares have a maximum 4.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Total Returns as of
August 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 12/19/06 (1.21)% 2.16% 4.02% 0.99%
Class A at maximum Offering Price 12/19/06 (5.89)% 1.17% 3.52% —
ICE BofA U.S. All Capital Securities Index — (0.19)% 2.05% 4.44% —
Preferred Securities and Income Blended Benchmark — (1.77)% 1.99% 4.24% —
Lipper Flexible Income Funds Classification Average — 0.80% 1.95% 3.58% —
Class C at NAV 12/19/06 (1.93)% 1.40% 3.40% 1.74%
Class C at maximum Offering Price 12/19/06 (1.93)% 1.40% 3.40% —
Class I 12/19/06 (0.94)% 2.41% 4.28% 0.74%
Total Returns as of
August 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class R6 6/30/16 (0.81)% 2.51% 3.54% 0.67%

Fund Performance, Expense Ratios and Holdings Summaries August 31,
2023
(continued)
Growth of an Assumed $10,000 Investment as of August 31, 2023 - Class A
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Holdings Summaries as of August 31, 2023
Fund Allocation
(% of net assets)
$1,000 Par (or similar)
Institutional Preferred 49 .6%
Contingent Capital Securities 30 .8%
$25 Par (or similar) Retail
Preferred 17 .8%
Corporate Bonds 0 .0%
Investments Purchased with
Collateral from Securities
Lending 2 .4%
Repurchase Agreements 0 .1%
Other Assets & Liabilities, Net (0.7)%
Net Assets 100%
Top Five Holdings
(% of net assets)
State Street Navigator Securities
Lending Government Money
Market Portfolio 2.4%
HSBC Holdings PLC 1.7%
JPMorgan Chase & Co 1.4%
Assured Guaranty Municipal
Holdings Inc 1.3%
Farm Credit Bank of Texas 1.3%
Portfolio Composition
1
(% of net assets)
Banks 50.5%
Insurance 15.1%
Capital Markets 8.9%
Financial Services 4.6%
Food Products 4.6%
Other 14.5%
Investments Purchased with
Collateral from Securities
Lending 2.4%
Repurchase Agreements 0.1%
Other Assets & Liabilities, Net (0.7)%
Net Assets 100%
Portfolio Credit Quality
(% of total long-term fixed income
investments)
BBB 68.0%
BB or Lower 29.7%
N/R (not rated) 2.3%
Total 100%
Country Allocation
2
(% of net assets)
United States 59 .0%
United Kingdom 11 .8%
France 7 .3%
Switzerland 3 .4%
Spain 2 .8%
Canada 2 .5%
Netherlands 2 .4%
Australia 2 .1%
Germany 1 .6%
Ireland 1 .5%
Other 3 .9%
Investments Purchased with
Collateral from Securities
Lending 2 .4%
Other Assets & Liabilities, Net ( 0 .7 ) %
Net Assets 100%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2
Includes 2.3% (as a percentage of net assets) in emerging market countries.

Nuveen Strategic Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
August 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For Purposes of Fund performance, relative results are measured against the Bloomberg U.S. Aggregate Bond Index.
** Class A Shares have a maximum 4.25% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.59% of the average daily net assets of any class of Fund Shares. However, because the Class R6 shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
August 31, 2023**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A at NAV 2/01/00 2.72% 2.30% 2.87% 0.93% 0.83%
Class A at maximum Offering Price 2/01/00 (1.61)% 1.42% 2.42% — —
Bloomberg U.S. Aggregate Bond Index — (1.19)% 0.49% 1.48% — —
Lipper Multi-Sector Income Funds Classification
Average — 1.98% 1.42% 2.67% — —
Class C at NAV 2/01/00 2.04% 1.55% 2.25% 1.68% 1.58%
Class C at maximum Offering Price 2/01/00 2.04% 1.55% 2.25% — —
Class I 2/01/00 2.97% 2.55% 3.12% 0.68% 0.58%
Total Returns as of
August 31, 2023**
Average Annual Expense Ratios***
Inception
Date 1-Year 5-Year
Since
Inception Gross Net
Class R6 1/20/15 3.09% 2.66% 2.58% 0.59% 0.49%

Growth of an Assumed $10,000 Investment as of August 31, 2023 - Class A
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Fund Performance, Expense Ratios and Holdings Summaries
August 31,
2023 (continued)
Holdings Summaries as of August 31, 2023
Fund Allocation
(% of net assets)
Asset-Backed and Mortgage-
Backed Securities 48.7%
Corporate Bonds 26.3%
$1,000 Par (or similar)
Institutional Preferred 8.0%
Sovereign Debt 6.9%
Variable Rate Senior Loan
Interests 2.8%
Contingent Capital Securities 2.8%
$25 Par (or similar) Retail
Preferred 0.3%
Investments Purchased with
Collateral from Securities
Lending 1.5%
Repurchase Agreements 4.2%
Other Assets & Liabilities, Net (1.5)%
Net Assets 100%
Corporate Bonds: Industries
1
(% of total corporate bonds)
Banks 11.9%
Oil, Gas & Consumable Fuels 11.4%
Electric Utilities 6.7%
Wireless Telecommunication
Services 4.5%
Capital Markets 3.9%
Chemicals 3.4%
Insurance 3.4%
Trading Companies &
Distributors 3.1%
Metals & Mining 3.0%
Media 2.9%
Pharmaceuticals 2.8%
Beverages 2.5%
Energy Equipment & Services 2.2%
Automobiles 2.1%
Financial Services 1.9%
Broadline Retail 1.9%
Diversified REITs 1.9%
Retail REITs 1.8%
Hotels, Restaurants & Leisure 1.8%
Specialty Retail 1.7%
Passenger Airlines 1.4%
Independent Power Producers &
Energy Traders 1.3%
Health Care Providers & Services 1.2%
Diversified Telecommunication
Services 1.1%
Gas Utilities 1.1%
Other 19.1%
Total 100%
Bond Credit Quality
(% of total long-term fixed income)
AAA 5.0%
AA 5.4%
A 12.6%
BBB 36.0%
BB or Lower 29.1%
N/R (not rated) 11.9%
Total 100%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Yields
as of August 31, 2023

Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Subsidized yields reflect fee waivers and/or expense reimbursements from the investment adviser during the period. If any such waivers and/or reimbursements had not been in place, yields would have been reduced. Unsubsidized yields do not reflect waivers and/or reimbursements from the investment adviser during the period. Refer to the Notes to Financial Statements, for further details on the investment adviser’s most recent agreement with the Fund to waive fees and/or reimburse expenses, where applicable.
Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
Nuveen Credit Income Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 7 .28% 6 .90% 7 .91%
SEC 30-Day Yield - Subsidized 7 .33% 6 .93% 7 .96%
SEC 30-Day Yield - Unsubsidized 7 .08% 6 .67% 7 .70%
Nuveen Flexible Income Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 5 .18% 4 .68% 5 .76% 5 .69%
SEC 30-Day Yield - Subsidized 5 .16% 4 .69% 5 .75% 5 .68%
SEC 30-Day Yield - Unsubsidized 5 .08% 4 .61% 5 .67% 5 .59%
Nuveen Floating Rate Income Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 8 .93% 8 .47% 9 .52% 9 .46%
SEC 30-Day Yield 8 .45% 7 .97% 9 .11% 8 .92%
Nuveen High Yield Income Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 7 .00% 6 .58% 7 .72% 7 .58%
SEC 30-Day Yield - Subsidized 7 .14% 6 .78% 7 .90% 7 .76%
SEC 30-Day Yield - Unsubsidized 7 .12% 6 .76% 7 .87% 7 .74%
Nuveen Preferred Securities and Income Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 5 .53% 5 .06% 6 .12% 6 .05%
SEC 30-Day Yield 5 .86% 5 .41% 6 .44% 6 .38%

Nuveen Strategic Income Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 5 .38% 4 .86% 6 .01% 5 .91%
SEC 30-Day Yield - Subsidized 6 .17% 5 .45% 6 .51% 6 .44%
SEC 30-Day Yield - Unsubsidized 6 .09% 5 .37% 6 .43% 6 .35%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.

Expense
Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended August 31, 2023.
The beginning of the period is March 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Credit Income Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,048.74 $1,044.85 $1,050.14
Expenses Incurred During the Period $5.16 $9.02 $3.88
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.16 $1,016.38 $1,021.42
Expenses Incurred During the Period $5.09 $8.89 $3.82
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.00%, 1.75% and 0.75% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).
Nuveen Flexible Income Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,014.51 $1,010.70 $1,016.23 $1,015.82
Expenses Incurred During the Period $4.87 $8.67 $3.30 $3.61
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.37 $1,016.59 $1,021.93 $1,021.63
Expenses Incurred During the Period $4.89 $8.69 $3.31 $3.62
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.96%, 1.71%, 0.65% and 0.71% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen Floating Rate Income Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,039.58 $1,035.77 $1,041.84 $1,040.91
Expenses Incurred During the Period $5.55 $9.39 $3.81 $4.32
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.76 $1,015.98 $1,021.48 $1,020.97
Expenses Incurred During the Period $5.50 $9.30 $3.77 $4.28
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.08%, 1.83%, 0.74% and 0.84% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).
Nuveen High Yield Income Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,041.51 $1,037.59 $1,042.83 $1,042.74
Expenses Incurred During the Period $5.15 $8.99 $3.24 $3.86
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.16 $1,016.38 $1,022.03 $1,021.42
Expenses Incurred During the Period $5.09 $8.89 $3.21 $3.82
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.00%, 1.75%, 0.63% and 0.75% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).
Nuveen Preferred Securities and Income Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $960.53 $956.96 $962.34 $961.83
Expenses Incurred During the Period $5.04 $8.73 $3.46 $3.81
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.06 $1,016.28 $1,021.68 $1,021.32
Expenses Incurred During the Period $5.19 $9.00 $3.57 $3.92
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.02%, 1.77%, 0.70% and 0.77% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).
Nuveen Strategic Income Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.63 $1,016.78 $1,021.46 $1,020.90
Expenses Incurred During the Period $4.28 $8.08 $2.55 $3.01
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.97 $1,017.19 $1,022.68 $1,022.23
Expenses Incurred During the Period $4.28 $8.08 $2.55 $3.01
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.84%, 1.59%, 0.50% and 0.59% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of Directors/Trustees
Nuveen Investment Funds, Inc., Nuveen Investment Trust III, and Nuveen Investment Trust V:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the funds listed in Appendix A (the Funds), including the portfolios of investments, as of August 31, 2023, the related statements of operations and changes in net assets for the Funds and periods listed in Appendix A, and the related notes (collectively, the financial statements)
and the financial highlights for the Funds and periods listed in Appendix A. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2023, the results of their operations and the changes in their net assets for the Funds and periods listed in Appendix A, and the financial highlights for the Funds and periods listed in Appendix A, in conformity with U.S. generally accepted accounting principles. The financial statements and financial highlights of Nuveen Credit Income Fund and Nuveen
Strategic Income Fund for the periods ended June 30, 2022 and prior were audited by other auditors, whose report dated August 26, 2022 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2023, by correspondence with custodians and brokers;
when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Nuveen investment companies since 2014.
Chicago, Illinois
October 27, 2023

Report of Independent Registered Public Accounting Firm
(continued)

Appendix A
Nuveen Investment Funds, Inc.
For the year ended August 31, 2023 (statements of operations); for the year ended August 31, 2023, for the two month period ended August 31, 2022, and for the year ended June 30, 2022* (changes in net assets); for the year ended August 31, 2023, for the two month period ended August 31, 2022, and for each of the years in the four-year period ended June 30, 2022* (financial highlights):
Nuveen Credit Income Fund
Nuveen Strategic Income Fund
* The statements of changes in net assets and the financial highlights of Nuveen Credit Income Fund and Nuveen
Strategic Income Fund for the periods ended June 30, 2022 and prior were audited by other auditors whose report dated August 26, 2022 expressed an unqualified opinion on those financial statements and financial highlights.
Nuveen Investment Trust Ill
For the year ended August 31, 2023 (statements of operations); for the year ended August 31, 2023, for the eleven month period ended August 31, 2022 and the year ended September 30, 2021 (statement of changes in net assets); for the year ended August 31, 2023, the eleven month period ended August 31, 2022 and each of the years in the four-year period ended September 30, 2021 (financial highlights):
Nuveen Floating Rate Income Fund
Nuveen High Yield Income Fund
Nuveen Investment Trust V
For the year ended August 31, 2023 (statements of operations); for the year ended August 31, 2023, for the eleven month period ended August 31, 2022 and the year ended September 30, 2021 (statement of changes in net assets); for the year ended August 31, 2023, the eleven month period ended August 31, 2022 and each of the years in the four-year period ended September 30, 2021 (financial highlights):
Nuveen Flexible Income Fund
Nuveen Preferred Securities and Income Fund

Nuveen Credit Income Fund
Portfolio of Investments August 31, 2023
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 98.4%
X – CORPORATE BONDS - 55.9%
X 44,929,615
Aerospace & Defense - 1.6%
$ 250 Bombardier Inc, 144A (b) 7.500% 2/01/29 $ 244,971
225 Embraer Netherlands Finance BV, 144A 7.000% 7/28/30 228,023
785 TransDigm Inc, 144A 6.875% 12/15/30 790,181
Total Aerospace & Defense 1,263,175
Air Freight & Logistics - 0.3%
300 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 271,020
Total Air Freight & Logistics 271,020
Automobile Components - 1.7%
265 Clarios Global LP / Clarios US Finance Co, 144A 6.750% 5/15/28 264,300
500 Dana Inc 4.500% 2/15/32 403,695
250 Goodyear Tire & Rubber Co/The (b) 5.250% 7/15/31 215,313
500 IHO Verwaltungs GmbH, 144A , (cash 4.750%, PIK
5.500%)
4.750% 9/15/26 466,696
Total Automobile Components 1,350,004
Automobiles - 1.6%
750 Ford Motor Credit Co LLC (SOFR reference rate +
2.950% spread) (c)
7.526% 3/06/26 751,853
340 Ford Motor Credit Co LLC 6.800% 5/12/28 339,861
230 Ford Motor Credit Co LLC 7.350% 3/06/30 234,092
Total Automobiles 1,325,806
Beverages - 0.5%
500 Primo Water Holdings Inc, 144A 4.375% 4/30/29 438,750
Total Beverages 438,750
Biotechnology - 0.1%
95 Emergent BioSolutions Inc, 144A 3.875% 8/15/28 45,600
Total Biotechnology 45,600
Broadline Retail - 0.6%
500 JSM Global Sarl, 144A (d) 4.750% 10/20/30 63,773
600 Kohl's Corp 4.625% 5/01/31 441,750
Total Broadline Retail 505,523
Building Products - 0.3%
200 Cemex SAB de CV, 144A 9.125% 12/30/49 208,936
Total Building Products 208,936
Capital Markets - 1.4%
250 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 229,590
500 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250% 5/15/27 438,750
500 NFP Corp, 144A 6.875% 8/15/28 440,287
Total Capital Markets 1,108,627
Chemicals - 1.7%
240 Avient Corp, 144A 7.125% 8/01/30 239,770
200 Sasol Financing USA LLC, 144A 8.750% 5/03/29 195,250
385 Star Energy Geothermal Wayang Windu Ltd, 144A 6.750% 4/24/33 374,056

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000)   Description (a) Coupon Maturity Value
Chemicals (continued)
$ 422 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A
5.375% 9/01/25 $ 393,134
200 Tronox Inc, 144A 4.625% 3/15/29 164,807
Total Chemicals 1,367,017
Commercial Services & Supplies - 1.4%
500 Allied Universal Holdco LLC/Allied Universal Finance
Corp/Atlas Luxco 4 Sarl, 144A
4.625% 6/01/28 425,000
500 Garda World Security Corp, 144A 4.625% 2/15/27 462,554
250 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A (b)
6.250% 1/15/28 238,100
Total Commercial Services & Supplies 1,125,654
Communications Equipment - 0.3%
250 Commscope Inc, 144A 6.000% 3/01/26 227,191
Total Communications Equipment 227,191
Construction & Engineering - 0.2%
150 Brand Industrial Services Inc, 144A 10.375% 8/01/30 154,692
Total Construction & Engineering 154,692
Construction Materials - 0.2%
200 Volcan Cia Minera SAA, 144A 4.375% 2/11/26 128,961
Total Construction Materials 128,961
Consumer Finance - 0.9%
535 Navient Corp 5.500% 3/15/29 457,409
250 OneMain Finance Corp 6.625% 1/15/28 233,750
Total Consumer Finance 691,159
Consumer Staples Distribution & Retail - 1.0%
500 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
5.875% 2/15/28 485,271
350 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
6.500% 2/15/28 348,382
Total Consumer Staples Distribution & Retail 833,653
Containers & Packaging - 1.0%
300 LABL Inc, 144A 5.875% 11/01/28 272,625
350 Mauser Packaging Solutions Holding Co, 144A 7.875% 8/15/26 344,661
250 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen
Group Issuer LLC, 144A
4.000% 10/15/27 224,855
Total Containers & Packaging 842,141
Diversified Telecommunication Services - 2.9%
350 Altice France SA/France, 144A 8.125% 2/01/27 295,799
425 Cablevision Lightpath LLC, 144A 3.875% 9/15/27 354,818
500 Frontier Communications Holdings LLC (b) 5.875% 11/01/29 370,292
500 Frontier Communications Holdings LLC, 144A (b) 6.000% 1/15/30 369,398
185 Iliad Holding SASU, 144A 6.500% 10/15/26 176,524
500 Level 3 Financing Inc, 144A 4.625% 9/15/27 376,018
250 Level 3 Financing Inc, 144A 3.400% 3/01/27 230,737
200 Virgin Media Finance PLC, 144A 5.000% 7/15/30 161,752
Total Diversified Telecommunication Services 2,335,338

Principal
Amount (000)   Description (a) Coupon Maturity Value
Electric Utilities - 1.1%
$ 275 Edison International 5.375% 9/15/71 $ 242,958
610 Talen Energy Supply LLC, 144A 8.625% 6/01/30 635,137
Total Electric Utilities 878,095
Electrical Equipment - 0.5%
400 GrafTech Global Enterprises Inc, 144A (b) 9.875% 12/15/28 390,000
Total Electrical Equipment 390,000
Electronic Equipment - 0.5%
500 Imola Merger Corp, 144A 4.750% 5/15/29 444,429
Total Electronic Equipment 444,429
Energy Equipment & Services - 0.6%
225 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 214,795
300 Transocean Titan Financing Ltd, 144A 8.375% 2/01/28 308,212
Total Energy Equipment & Services 523,007
Gas Utilities - 0.9%
500 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 470,016
250 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 220,576
Total Gas Utilities 690,592
Health Care Providers & Services - 2.8%
300 AdaptHealth LLC, 144A 5.125% 3/01/30 246,086
750 CHS/Community Health Systems Inc, 144A 4.750% 2/15/31 558,750
500 CHS/Community Health Systems Inc, 144A 5.250% 5/15/30 394,314
500 DaVita Inc, 144A 4.625% 6/01/30 428,877
82 Heartland Dental LLC / Heartland Dental Finance Corp,
144A
8.500% 5/01/26 77,080
300 LifePoint Health Inc, 144A 9.875% 8/15/30 296,250
250 Tenet Healthcare Corp (b) 6.125% 10/01/28 240,782
Total Health Care Providers & Services 2,242,139
Health Care REITs - 0.3%
300 MPT Operating Partnership LP / MPT Finance Corp 5.000% 10/15/27 236,983
Total Health Care REITs 236,983
Hotels, Restaurants & Leisure - 4.8%
300 Arcos Dorados BV, 144A 6.125% 5/27/29 289,125
485 Caesars Entertainment Inc, 144A 7.000% 2/15/30 486,856
300 CDI Escrow Issuer Inc, 144A 5.750% 4/01/30 279,002
500 Cinemark USA Inc, 144A (b) 5.875% 3/15/26 480,006
300 Fortune Star BVI Ltd , Reg S 6.850% 7/02/24 266,010
345 NCL Corp Ltd, 144A 8.375% 2/01/28 355,615
300 NCL Corp Ltd, 144A 5.875% 3/15/26 282,864
1,000 Royal Caribbean Cruises Ltd, 144A 8.250% 1/15/29 1,045,063
130 Scientific Games International Inc, 144A 7.500% 9/01/31 131,816
250 Wynn Macau Ltd, 144A 5.625% 8/26/28 220,568
Total Hotels, Restaurants & Leisure 3,836,925
Household Durables - 0.5%
500 Newell Brands Inc 5.750% 4/01/46 405,759
Total Household Durables 405,759

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000)   Description (a) Coupon Maturity Value
Insurance - 1.2%
$ 400 Acrisure LLC / Acrisure Finance Inc, 144A 7.000% 11/15/25 $ 386,558
370 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
6.750% 4/15/28 364,530
250 BroadStreet Partners Inc, 144A 5.875% 4/15/29 220,007
Total Insurance 971,095
IT Services - 0.9%
350 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 303,636
500 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 424,617
Total IT Services 728,253
Media - 5.7%
200 Altice Financing SA, 144A 5.000% 1/15/28 162,622
750 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 7.375% 3/03/31 745,684
500 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 473,353
500 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.000% 2/01/28 460,748
265 CSC Holdings LLC, 144A (b) 11.250% 5/15/28 261,376
300 CSC Holdings LLC, 144A 4.125% 12/01/30 213,922
125 CSC Holdings LLC 5.250% 6/01/24 118,571
500 Directv Financing LLC / Directv Financing Co-Obligor
Inc, 144A
5.875% 8/15/27 443,109
450 DISH Network Corp, 144A 11.750% 11/15/27 456,588
225 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 189,675
250 UPC Holding BV, 144A 5.500% 1/15/28 222,500
200 Virgin Media Secured Finance PLC, 144A 5.500% 5/15/29 182,820
750 VZ Secured Financing BV, 144A 5.000% 1/15/32 611,442
Total Media 4,542,410
Metals & Mining - 2.7%
600 Arsenal AIC Parent LLC, 144A 8.000% 10/01/30 612,744
500 Cleveland-Cliffs Inc, 144A 6.750% 4/15/30 476,662
280 FMG Resources August 2006 Pty Ltd, 144A 5.875% 4/15/30 259,825
345 Mineral Resources Ltd, 144A 8.500% 5/01/30 346,234
520 SunCoke Energy Inc, 144A 4.875% 6/30/29 442,499
Total Metals & Mining 2,137,964
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
500 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc,
144A
3.625% 3/01/29 425,566
Total Mortgage Real Estate Investment Trusts (REITs) 425,566
Oil, Gas & Consumable Fuels - 8.1%
300 Antero Midstream Partners LP / Antero Midstream
Finance Corp, 144A
5.375% 6/15/29 281,114
540 Baytex Energy Corp, 144A 8.500% 4/30/30 547,531
285 Callon Petroleum Co, 144A 7.500% 6/15/30 281,697
240 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A (b)
8.125% 1/15/27 229,380
155 Civitas Resources Inc, 144A 8.750% 7/01/31 160,425
250 Civitas Resources Inc, 144A 8.375% 7/01/28 257,500
380 CNX Midstream Partners LP, 144A 4.750% 4/15/30 327,917
150 Ecopetrol SA 8.875% 1/13/33 152,074
194 Energean Israel Finance Ltd, 144A , Reg S 8.000% 9/02/53 196,425
6 Energean Israel Finance Ltd, 144A , Reg S 8.500% 9/30/33 6,075
250 EQM Midstream Partners LP 6.500% 7/15/48 226,937
315 Genesis Energy LP / Genesis Energy Finance Corp 8.875% 4/15/30 313,736
250 Genesis Energy LP / Genesis Energy Finance Corp 8.000% 1/15/27 246,457
200 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 5.750% 2/01/29 185,500
175 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.000% 2/01/31 160,306

Principal
Amount (000)   Description (a) Coupon Maturity Value
Oil, Gas & Consumable Fuels (continued)
$ 300 KazMunayGas National Co JSC, 144A 5.375% 4/24/30 $ 272,541
300 Kosmos Energy Ltd, 144A 7.750% 5/01/27 269,101
335 Matador Resources Co, 144A 6.875% 4/15/28 334,470
250 Medco Laurel Tree Pte Ltd, 144A 6.950% 11/12/28 226,479
370 Parkland Corp/Canada, 144A 4.625% 5/01/30 326,181
370 PBF Holding Co LLC / PBF Finance Corp, 144A 7.875% 9/15/30 369,008
300 Peru LNG Srl, 144A 5.375% 3/22/30 232,034
300 Petroleos Mexicanos, 144A (b) 10.000% 2/07/33 273,279
300 USA Compression Partners LP / USA Compression
Finance Corp
6.875% 9/01/27 292,448
330 Venture Global LNG Inc, 144A 8.125% 6/01/28 332,886
Total Oil, Gas & Consumable Fuels 6,501,501
Passenger Airlines - 0.7%
265 American Airlines Inc, 144A (b) 7.250% 2/15/28 260,314
350 United Airlines Inc, 144A 4.625% 4/15/29 311,203
Total Passenger Airlines 571,517
Personal Care Products - 0.5%
500 Kronos Acquisition Holdings Inc / KIK Custom Products
Inc, 144A (b)
7.000% 12/31/27 440,000
Total Personal Care Products 440,000
Pharmaceuticals - 0.3%
400 Bausch Health Cos Inc, 144A 4.875% 6/01/28 237,357
Total Pharmaceuticals 237,357
Professional Services - 1.0%
250 ASGN Inc, 144A 4.625% 5/15/28 224,670
300 Verscend Escrow Corp, 144A 9.750% 8/15/26 298,454
300 VT Topco Inc, 144A 8.500% 8/15/30 304,500
Total Professional Services 827,624
Real Estate Management & Development - 0.4%
304 Anywhere Real Estate Group LLC / Anywhere Co-Issuer
Corp, 144A (b)
7.000% 4/15/30 273,980
20 Realogy Group LLC / Realogy Co-Issuer Corp, 144A (b) 5.250% 4/15/30 13,883
Total Real Estate Management & Development 287,863
Software - 0.3%
250 Gen Digital Inc, 144A 6.750% 9/30/27 250,630
Total Software 250,630
Specialized REITs - 0.5%
190 Iron Mountain Inc, 144A 7.000% 2/15/29 189,480
190 Uniti Group LP / Uniti Group Finance Inc / CSL Capital
LLC, 144A
10.500% 2/15/28 189,550
Total Specialized REITs 379,030
Specialty Retail - 1.6%
250 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 216,998
200 LCM Investments Holdings II LLC, 144A 8.250% 8/01/31 200,128
650 Michaels Cos Inc/The, 144A 7.875% 5/01/29 450,580
500 Staples Inc, 144A 7.500% 4/15/26 413,699
Total Specialty Retail 1,281,405

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000)   Description (a) Coupon Maturity Value
Textiles, Apparel & Luxury Goods - 0.5%
$ 420 Hanesbrands Inc, 144A (b) 9.000% 2/15/31 $ 421,642
Total Textiles, Apparel & Luxury Goods 421,642
Trading Companies & Distributors - 1.3%
445 Albion Financing 1 SARL / Aggreko Holdings Inc, 144A 6.125% 10/15/26 421,081
250 Albion Financing 2SARL, 144A 8.750% 4/15/27 231,756
400 Windsor Holdings III LLC, 144A 8.500% 6/15/30 401,745
Total Trading Companies & Distributors 1,054,582
Total Corporate Bonds
(cost $47,082,937) 44,929,615
Principal
Amount (000) Description (a) Coupon Maturity Value
X– ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 22.6%
X 18,149,365
1,000 Ashford Hospitality Trust, (1-Month LIBOR reference rate
+ 2.922% spread), 2018 KEYS, 144A(c)
2.860% 6/15/35 $ 934,472
3 Carvana Auto Receivables Trust, 2021 P2, 144A(e) 0.000% 5/10/28 604,375
900 COMM Mortgage Trust, 2015 CR22, 144A 3.000% 3/10/48 648,291
485 COMM Mortgage Trust, 2015 CR25 3.768% 8/10/48 393,198
1,000 COMM Mortgage Trust, 2014 UBS3, 144A 4.767% 6/10/47 663,309
1,000 Connecticut Avenue Securities Trust, (SOFR30A
reference rate + 4.500% spread), 2022 R05, 144A(c)
6.014% 4/25/42 1,019,250
1,000 Connecticut Avenue Securities Trust, (SOFR30A
reference rate + 6.000% spread), 2021 R01, 144A(c)
11.288% 10/25/41 999,880
500 Connecticut Avenue Securities Trust, (SOFR30A
reference rate + 5.100% spread), 2023 R01, 144A(c)
10.396% 12/25/42 533,588
565 Connecticut Avenue Securities Trust, (SOFR30A
reference rate + 5.900% spread), 2023 R06, 144A(c)
11.188% 7/25/43 569,214
850 Connecticut Avenue Securities Trust, (SOFR30A
reference rate + 6.000% spread), 2022 R01, 144A(c)
11.288% 12/25/41 849,991
500 Elmwood CLO 16 Ltd, (TSFR3M reference rate + 7.220%
spread), 2022 3A, 144A(c)
12.546% 4/20/34 497,226
427 FARM 21-1 Mortgage Trust, 2021 1, 144A 3.240% 7/25/51 295,450
1,000 Freddie Mac STACR REMIC Trust, (SOFR30A reference
rate + 7.500% spread), 2021 DNA6, 144A(c)
12.788% 10/25/41 1,025,979
1,000 Freddie Mac STACR REMIC Trust, (SOFR30A reference
rate + 7.100% spread), 2022 DNA1, 144A(c)
12.388% 1/25/42 1,013,853
650 Freddie Mac STACR REMIC Trust, (SOFR30A reference
rate + 4.750% spread), 2022 DNA2, 144A(c)
10.038% 2/25/42 662,786
500 Frontier Issuer LLC, 2023 1, 144A 11.500% 8/20/53 487,516
500 GoldentTree Loan Management US CLO 1 Ltd, (3-Month
LIBOR reference rate + 7.762% spread), 2021 11A,
144A(c)
8.563% 10/20/34 432,993
800 JPMBB Commercial Mortgage Securities Trust, 2014 C22 4.698% 9/15/47 675,191
500 MetroNet Infrastructure Issuer LLC, 2022 1A, 144A 6.350% 10/20/52 485,494
1,394 Mosaic Solar Loan Trust, 2020 1A, 144A(e) 0.000% 4/20/46 983,415
1,277 Mosaic Solar Loan Trust, 2019 2A, 144A(e) 0.000% 9/20/40 501,701
349 Oportun Funding XIV LLC, 2021 A, 144A 5.400% 3/08/28 338,125
1,000 Palmer Square CLO Ltd, (TSFR3M reference rate +
5.300% spread), 2023 1A, 144A(c)
10.626% 1/20/36 1,013,159
250 Purchasing Power Funding LLC, 2021 A, 144A 4.370% 10/15/25 238,774
750 Thayer Park CLO Ltd, (TSFR3M reference rate + 9.132%
spread), 2017 1A, 144A(c)
1.000% 4/20/34 636,321
1,000 VNDO Trust, 2016 350P, 144A 4.033% 1/10/35 793,614
927 VR Funding LLC, 2020 1A, 144A 6.420% 11/15/50 852,200
Total Asset-Backed and Mortgage-Backed Securities
(cost $19,980,521) 18,149,365

Principal
Amount (000) Description (a) Coupon (f)
Reference
Rate (f) Spread (f) Maturity (g) Value
X – VARIABLE RATE SENIOR LOAN INTERESTS - 10.0% (f)
X 8,014,399
Beverages - 0.4%
$ 491 City Brewing Company, LLC,
Term Loan
9.070% TSFR3M 3.500% 4/05/28 $ 324,225
Total Beverages 324,225
Chemicals - 0.5%
280 Lonza Group AG, Term Loan
B , (WI/DD)
TBD TBD TBD TBD 246,799
176 Lonza Group AG, Term Loan
B, First Lien
9.267% 3-Month LIBOR 3.925% 7/03/28 154,852
Total Chemicals 401,651
Commercial Services & Supplies - 0.5%
215 Gopher Resource, LLC, Term
Loan, First Lien
8.981% 3-Month LIBOR 3.250% 1/28/25 167,537
245 Prime Security Services
Borrower, LLC, Term Loan
8.182% SOFR30A 2.750% 9/23/26 245,281
Total Commercial Services & Supplies 412,818
Construction & Engineering - 0.6%
491 Aegion Corporation, Term
Loan
10.070% SOFR30A 4.750% 5/17/28 488,385
Total Construction & Engineering 488,385
Electric Utilities - 0.8%
625 Talen Energy Supply, LLC,
Term Loan B , (WI/DD)
TBD TBD TBD TBD 628,012
Total Electric Utilities 628,012
Entertainment - 0.0%
36 Diamond Sports Group, LLC,
Term Loan (d)
0.000% 12-Month
LIBOR
0.000% 5/19/26 23,046
Total Entertainment 23,046
Health Care Equipment & Supplies - 1.2%
495 Bausch & Lomb, Inc., Term
Loan
8.592% SOFR90A 3.250% 5/05/27 484,979
498 Medline Borrower, LP, Term
Loan B
8.696% SOFR30A 3.250% 10/21/28 498,368
Total Health Care Equipment & Supplies 983,347
Health Care Providers & Services - 0.6%
1 Da Vinci Purchaser Corp.,
Term Loan
9.320% 3-Month LIBOR 4.000% 11/26/26 877
2 Onex TSG Intermediate
Corp., Term Loan B
10.381% TSFR3M 4.750% 2/26/28 2,240
495 Parexel International
Corporation, Term Loan, First
Lien
8.696% SOFR30A 3.250% 11/15/28 494,215
2 US Radiology Specialists,
Inc., Term Loan
10.681% SOFR30A 5.250% 12/15/27 1,796
Total Health Care Providers & Services 499,128

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000) Description (a) Coupon (f)
Reference
Rate (f) Spread (f) Maturity (g) Value
Hotels, Restaurants & Leisure - 1.1%
$ 186 Caesars Resort Collection,
LLC, Term Loan B, First Lien ,
(WI/DD)
TBD TBD TBD TBD $ 186,581
483 ClubCorp Holdings, Inc.,
Term Loan B
8.288% 3-Month LIBOR 2.750% 9/18/24 478,225
241 Life Time Fitness Inc , Term
Loan B
10.611% TSFR3M 4.750% 1/15/26 242,029
Total Hotels, Restaurants & Leisure 906,835
Insurance - 0.3%
250 Asurion LLC, Term Loan B3,
Second Lien
10.696% SOFR30A 5.250% 2/03/28 224,765
Total Insurance 224,765
Machinery - 0.2%
125 Emrld Borrower LP, Term
Loan B
8.331% SOFR90A 3.000% 5/04/30 125,514
Total Machinery 125,514
Pharmaceuticals - 1.4%
590 Jazz Financing Lux S.a.r.l.,
Term Loan
8.946% SOFR30A 3.500% 5/05/28 590,817
495 Organon & Co, Term Loan 8.431% TSFR1M 3.000% 6/02/28 496,703
Total Pharmaceuticals 1,087,520
Real Estate Management & Development - 0.4%
264 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
8.681% SOFR30A 3.250% 1/31/30 261,306
26 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
8.064% SOFR30A 2.750% 8/21/25 25,796
Total Real Estate Management & Development 287,102
Software - 0.3%
249 Open Text Corporation,
Term Loan B
8.138% SOFR90A 2.750% 1/31/30 249,321
Total Software 249,321
Specialty Retail - 0.6%
105 Belron Finance US LLC, Term
Loan
8.160% TSFR3M 2.750% 4/06/29 105,230
416 PetSmart, Inc., Term Loan B 9.181% SOFR30A 3.750% 2/12/28 416,198
Total Specialty Retail 521,428
Trading Companies & Distributors - 0.6%
455 Windsor Holdings III, LLC,
Term Loan B
9.818% TSFR1M 4.500% 6/27/30 454,054
Total Trading Companies & Distributors 454,054
Transportation Infrastructure - 0.5%
397 Brown Group Holding, LLC,
Term Loan B2
9.119% TSFR1M +
TSFR3M
3.750% 6/09/29 397,248
Total Transportation Infrastructure 397,248
Total Variable Rate Senior Loan Interests
(cost $8,230,194) 8,014,399

Principal
Amount (000) Description (a) Coupon Maturity Value
X – $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 4.2%
X 3,353,233
Automobiles - 0.3%
$ 225 General Motors Financial Co Inc 5.700% N/A (h) $ 192,772
Total Automobiles 192,772
Banks - 1.5%
300 Banco Nacional de Comercio Exterior SNC/Cayman
Islands, 144A
2.720% 8/11/31 251,598
150 Fifth Third Bancorp 4.500% N/A (h) 136,472
150 Huntington Bancshares Inc/OH 5.625% N/A (h) 136,500
500 PNC Financial Services Group Inc/The (TSFR3M
reference rate + 3.940% spread) (c)
3.804% N/A (h) 503,356
170 Wells Fargo & Co (b) 7.625% N/A (h) 174,038
Total Banks 1,201,964
Consumer Finance - 0.6%
500 Ally Financial Inc 6.700% 2/14/33 452,644
Total Consumer Finance 452,644
Electric Utilities - 0.3%
250 NRG Energy Inc, 144A 10.250% N/A (h) 245,577
Total Electric Utilities 245,577
Independent Power and Renewable Electricity Producers - 0.3%
275 Vistra Corp, 144A 7.000% N/A (h) 254,529
Total Independent Power and Renewable Electricity Producers 254,529
Insurance - 0.3%
310 Enstar Finance LLC 5.750% 9/01/40 272,656
Total Insurance 272,656
Media - 0.3%
330 Paramount Global 6.375% 3/30/62 272,250
Total Media 272,250
Oil, Gas & Consumable Fuels - 0.3%
235 Energy Transfer LP 6.500% N/A (h) 214,332
Total Oil, Gas & Consumable Fuels 214,332
Trading Companies & Distributors - 0.3%
250 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 246,509
Total Trading Companies & Distributors 246,509
Total $1,000 Par (or similar) Institutional Preferred
(cost $3,433,644) 3,353,233
Principal
Amount (000) Description (a) Coupon Maturity Value
X – SOVEREIGN DEBT - 3.7%
X 3,008,587
Angola - 0.4%
$ 400 Angolan Government International Bond , 144A 8.750% 4/14/32 $ 328,000
Total Angola 328,000
Costa Rica - 0.2%
200 Costa Rica Government International Bond , 144A 6.550% 4/03/34 201,331
Total Costa Rica 201,331

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000)   Description (a) Coupon Maturity Value
Cote d'Ivoire - 0.3%
$ 300 Ivory Coast Government International Bond , 144A 6.125% 6/15/33 $ 255,921
Total Cote d'Ivoire 255,921
Dominican Republic - 0.3%
300 Dominican Republic International Bond , 144A 4.875% 9/23/32 254,172
Total Dominican Republic 254,172
Ecuador - 0.2%
400 Ecuador Government International Bond , Reg S 3.500% 7/31/35 146,163
Total Ecuador 146,163
Jordan - 0.4%
300 Jordan Government International Bond , 144A 7.750% 1/15/28 307,410
Total Jordan 307,410
Morocco - 0.3%
210 Morocco Government International Bond , 144A 6.500% 9/08/33 210,787
Total Morocco 210,787
Namibia - 0.6%
500 Namibia International Bonds , 144A 5.250% 10/29/25 474,520
Total Namibia 474,520
Oman - 0.2%
200 Oman Government International Bond , 144A (b) 6.500% 3/08/47 188,000
Total Oman 188,000
Republic of Serbia - 0.5%
400 Serbia International Bond , 144A 6.250% 5/26/28 397,540
Total Republic of Serbia 397,540
Senegal - 0.3%
300 Senegal Government International Bond , 144A 6.250% 5/23/33 244,743
Total Senegal 244,743
Total Sovereign Debt
(cost $3,173,260) 3,008,587
Principal
Amount (000) Description (a),(i) Coupon Maturity Value
X – CONTINGENT CAPITAL SECURITIES - 1.8%
X 1,408,185
Banks - 1.4%
$ 200 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (h) $ 187,776
200 Bancolombia SA 6.909% 10/18/27 193,239
300 Barclays PLC 8.000% N/A (h) 268,158
300 ING Groep NV (b) 6.500% N/A (h) 283,318
200 Societe Generale SA, 144A 8.000% N/A (h) 196,569
Total Banks 1,129,060
Capital Markets - 0.4%
350 Deutsche Bank AG 6.000% N/A (h) 279,125
Total Capital Markets 279,125
Total Contingent Capital Securities
(cost $1,442,273) 1,408,185

Shares   Description (a) Coupon Value
X – $25 PAR (OR SIMILAR) RETAIL PREFERRED - 0.2%
X 196,096
Oil, Gas & Consumable Fuels - 0.2%
7,660 NuStar Energy LP 12.274% $ 196,096
Total Oil, Gas & Consumable Fuels 196,096
Total $25 Par (or similar) Retail Preferred
(cost $153,388) 196,096
Shares Description (a) Value
– COMMON STOCKS - 0.0%
X 142
Road & Rail - 0.0%
8,907 Jack Cooper Enterprises Inc (e),(j) $ 89
Total Road & Rail 89
Semiconductors & Semiconductor Equipment - 0.0%
130 Bright Bidco BV (e),(j) 53
Total Semiconductors & Semiconductor Equipment 53
Total Common Stocks
(cost $–) 142
Total Long-Term Investments
(cost $83,496,217) 79,059,622
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 5.1%
4,135,636 State Street Navigator Securities Lending Government
Money Market Portfolio (k)
5.350%(l) $ 4,135,636
Total Investments Purchased with Collateral from Securities Lending
(cost $4,135,636) 4,135,636
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.9%
– REPURCHASE AGREEMENTS - 0.9%
X 710,000
$ 710 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 8/31/23, repurchase price
$710,104, collateralized $735,600, U.S. Treasury Bond,
4.125%, due 8/15/53, value $724,276
5.270% 9/01/23 $ 710,000
Total Repurchase Agreements
(cost $710,000) 710,000
Total Short-Term Investments
(cost $710,000) 710,000
Total Investments
(cost $88,341,853 ) - 104.4% 83,905,258
Other Assets & Liabilities, Net -   (4.4)% (3,556,616)
Net Assets - 100% $ 80,348,642
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note 50 12/23 $ 5,312,987 $ 5,346,094 $ 33,107
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,973,351.
(c) Variable rate security. The rate shown is the coupon as of the end of the reporting period.

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
August 31, 2023

(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(g) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(h) Perpetual security. Maturity date is not applicable.
(i) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(j) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(k) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(l) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Flexible Income Fund
Portfolio of Investments August 31, 2023
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 96.8%
X – CORPORATE BONDS - 52.6%
X 625,937,492
Automobile Components - 0.2%
$ 2,675 Dana Inc (b) 5.625% 6/15/28 $ 2,518,138
Total Automobile Components 2,518,138
Automobiles - 2.9%
11,575 Ford Motor Co 5.291% 12/08/46 9,089,424
6,365 Ford Motor Credit Co LLC 7.350% 11/04/27 6,467,602
18,280 General Motors Co 6.600% 4/01/36 18,373,869
Total Automobiles 33,930,895
Beverages - 1.2%
4,400 Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.900% 2/01/46 4,093,096
10,560 Anheuser-Busch InBev Finance Inc 4.900% 2/01/46 9,823,429
Total Beverages 13,916,525
Biotechnology - 1.3%
17,075 Amgen Inc 4.875% 3/01/53 15,153,235
Total Biotechnology 15,153,235
Broadline Retail - 0.8%
15,319 Nordstrom Inc 5.000% 1/15/44 9,727,565
Total Broadline Retail 9,727,565
Capital Markets - 0.3%
3,990 Raymond James Financial Inc 4.950% 7/15/46 3,475,775
Total Capital Markets 3,475,775
Chemicals - 2.2%
9,625 Ashland Inc 6.875% 5/15/43 9,408,179
16,175 Celanese US Holdings LLC 6.165% 7/15/27 16,183,659
Total Chemicals 25,591,838
Communications Equipment - 0.9%
12,600 Viasat Inc, 144A 5.625% 4/15/27 11,256,530
Total Communications Equipment 11,256,530
Consumer Finance - 1.0%
6,364 Ally Financial Inc (b) 5.750% 11/20/25 6,172,883
5,950 Ally Financial Inc 8.000% 11/01/31 6,152,161
Total Consumer Finance 12,325,044
Consumer Staples Distribution & Retail - 1.7%
13,539 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
7.500% 3/15/26 13,761,061
7,160 SEG Holding LLC / SEG Finance Corp, 144A 5.625% 10/15/28 6,909,400
Total Consumer Staples Distribution & Retail 20,670,461
Containers & Packaging - 1.4%
15,875 Sealed Air Corp, 144A 6.875% 7/15/33 15,965,487
475 Sealed Air Corp, 144A 6.125% 2/01/28 466,724
Total Containers & Packaging 16,432,211

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000)   Description (a) Coupon Maturity Value
Diversified Telecommunication Services - 0.9%
$ 12,707 GCI LLC, 144A 4.750% 10/15/28 $ 11,023,322
Total Diversified Telecommunication Services 11,023,322
Electric Utilities - 0.6%
3,400 Edison International 5.750% 6/15/27 3,407,191
4,100 Vistra Operations Co LLC, 144A 5.000% 7/31/27 3,856,086
Total Electric Utilities 7,263,277
Electrical Equipment - 1.3%
13,025 Regal Rexnord Corp, 144A 6.400% 4/15/33 12,902,754
2,675 Regal Rexnord Corp, 144A 6.050% 4/15/28 2,646,671
Total Electrical Equipment 15,549,425
Entertainment - 0.8%
12,325 Warnermedia Holdings Inc 5.141% 3/15/52 9,824,375
Total Entertainment 9,824,375
Equity Real Estate Investment Trusts - 1.3%
5,396 GLP Capital LP / GLP Financing II Inc 5.250% 6/01/25 5,296,591
3,750 GLP Capital LP / GLP Financing II Inc 5.375% 4/15/26 3,671,853
6,850 Iron Mountain Inc, 144A 4.875% 9/15/29 6,190,133
Total Equity Real Estate Investment Trusts 15,158,577
Ground Transportation - 1.5%
8,279 XPO CNW Inc 6.700% 5/01/34 8,222,289
8,060 XPO Inc, 144A 6.250% 6/01/28 7,897,801
2,145 XPO Inc, 144A 7.125% 6/01/31 2,156,403
Total Ground Transportation 18,276,493
Health Care Providers & Services - 3.3%
10,125 Centene Corp 4.625% 12/15/29 9,309,938
15,125 CVS Health Corp 4.780% 3/25/38 13,545,312
13,575 HCA Inc 5.125% 6/15/39 12,313,921
4,400 Tenet Healthcare Corp (b) 6.125% 10/01/28 4,237,772
Total Health Care Providers & Services 39,406,943
Hotel & Resort REITs - 0.8%
10,900 VICI Properties LP 5.625% 5/15/52 9,590,101
Total Hotel & Resort REITs 9,590,101
Hotels, Restaurants & Leisure - 1.5%
4,018 Marriott International Inc/MD 4.625% 6/15/30 3,807,495
15,075 McDonald's Corp 4.875% 12/09/45 13,923,275
Total Hotels, Restaurants & Leisure 17,730,770
Interactive Media & Services - 1.4%
16,415 TripAdvisor Inc, 144A 7.000% 7/15/25 16,375,854
Total Interactive Media & Services 16,375,854
Life Sciences Tools & Services - 0.5%
6,900 Avantor Funding Inc, 144A 4.625% 7/15/28 6,405,159
Total Life Sciences Tools & Services 6,405,159
Machinery - 1.1%
6,715 ATS Corp, 144A 4.125% 12/15/28 5,961,785
7,950 Roller Bearing Co of America Inc, 144A 4.375% 10/15/29 7,112,626
Total Machinery 13,074,411

Principal
Amount (000)   Description (a) Coupon Maturity Value
Media - 5.0%
$ 12,075 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.125% 5/01/27 $ 11,351,586
14,500 Charter Communications Operating LLC / Charter
Communications Operating Capital
6.484% 10/23/45 13,339,276
16,824 Nexstar Media Inc, 144A 5.625% 7/15/27 15,813,599
19,404 Paramount Global 6.875% 4/30/36 18,688,186
Total Media 59,192,647
Metals & Mining - 1.2%
6,600 ArcelorMittal SA 7.000% 10/15/39 6,797,468
7,100 Southern Copper Corp 5.875% 4/23/45 6,987,668
Total Metals & Mining 13,785,136
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
8,700 HAT Holdings I LLC / HAT Holdings II LLC, 144A (b) 6.000% 4/15/25 8,539,687
Total Mortgage Real Estate Investment Trusts (REITs) 8,539,687
Oil, Gas & Consumable Fuels - 2.8%
5,125 Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27 5,070,519
9,775 Columbia Pipelines OPCO, 144A 6.544% 11/15/53 9,992,054
5,875 Diamondback Energy Inc 6.250% 3/15/33 6,070,990
12,904 Phillips 66 4.650% 11/15/34 12,107,717
Total Oil, Gas & Consumable Fuels 33,241,280
Semiconductors & Semiconductor Equipment - 2.1%
13,308 Amkor Technology Inc, 144A 6.625% 9/15/27 13,299,745
8,525 Broadcom Inc 4.750% 4/15/29 8,221,468
5,320 Broadcom Inc, 144A 3.187% 11/15/36 3,998,175
Total Semiconductors & Semiconductor Equipment 25,519,388
Software - 1.5%
8,734 Oracle Corp 4.300% 7/08/34 7,831,419
4,750 Oracle Corp 5.550% 2/06/53 4,415,533
6,475 VMware Inc 4.700% 5/15/30 6,102,684
Total Software 18,349,636
Specialty Retail - 2.0%
14,309 Bath & Body Works Inc 6.875% 11/01/35 13,379,595
8,005 Gap Inc, 144A 3.875% 10/01/31 5,800,865
5,780 Gap Inc, 144A 3.625% 10/01/29 4,400,217
Total Specialty Retail 23,580,677
Technology Hardware, Storage & Peripherals - 3.4%
28,844 Hewlett Packard Enterprise Co 6.350% 10/15/45 29,586,817
569 NCR Corp, 144A 5.250% 10/01/30 510,653
6,129 Seagate HDD Cayman 4.875% 6/01/27 5,869,615
4,720 Seagate HDD Cayman 4.091% 6/01/29 4,158,753
Total Technology Hardware, Storage & Peripherals 40,125,838
Tobacco - 0.9%
11,250 Altria Group Inc 5.800% 2/14/39 10,961,410
Total Tobacco 10,961,410
Trading Companies & Distributors - 2.0%
8,600 Ashtead Capital Inc, 144A 4.000% 5/01/28 7,946,814
2,775 Ashtead Capital Inc, 144A 5.500% 8/11/32 2,644,837
9,875 United Rentals North America Inc 5.250% 1/15/30 9,384,408
3,449 WESCO Distribution Inc, 144A 7.250% 6/15/28 3,510,295
Total Trading Companies & Distributors 23,486,354

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000)   Description (a) Coupon Maturity Value
Wireless Telecommunication Services - 2.1%
$ 6,000 AT&T Inc (3-Month LIBOR reference rate + 1.180%
spread) (c)
6.852% 6/12/24 $ 6,026,983
5,000 Liberty Interactive LLC 8.500% 7/15/29 1,950,000
9,350 Sprint LLC 7.125% 6/15/24 9,424,164
4,204 T-Mobile USA Inc 4.750% 2/01/28 4,082,599
3,000 T-Mobile USA Inc 5.375% 4/15/27 2,994,769
Total Wireless Telecommunication Services 24,478,515
Total Corporate Bonds
(cost $690,450,609) 625,937,492
Principal
Amount (000) Description (a) Coupon Maturity Value
X – $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 26.9%
X 319,592,108
Automobile Components - 1.4%
$ 8,635 Dana Inc 4.250% 9/01/30 $ 7,100,297
10,630 Goodyear Tire & Rubber Co (b) 5.250% 7/15/31 9,155,088
Total Automobile Components 16,255,385
Automobiles - 0.8%
6,763 General Motors Financial Co Inc 6.500% N/A (d) 5,851,429
3,613 General Motors Financial Co Inc 5.700% N/A (d) 3,095,500
Total Automobiles 8,946,929
Banks - 8.5%
10,160 Bank of America Corp 6.500% N/A (d) 10,185,400
8,965 Bank of America Corp 6.300% N/A (d) 8,940,819
4,691 Bank of America Corp 6.250% N/A (d) 4,667,545
23,521 Citigroup Inc 6.250% N/A (d) 23,142,312
1,325 Citigroup Inc (TSFR3M reference rate + 4.330% spread)
(c)
9.699% N/A (d) 1,324,994
4,025 First Citizens BancShares Inc/NC (3-Month LIBOR
reference rate + 3.972% spread) (c)
9.524% N/A (d) 4,056,453
21,550 JPMorgan Chase & Co 6.750% N/A (d) 21,550,000
3,000 JPMorgan Chase & Co 6.100% N/A (d) 2,985,000
9,994 PNC Financial Services Group Inc/The (b) 6.200% N/A (d) 9,320,190
9,100 Wells Fargo & Co 5.875% N/A (d) 9,020,375
6,175 Wells Fargo & Co 7.625% N/A (d) 6,321,656
Total Banks 101,514,744
Capital Markets - 1.9%
8,175 Ares Finance Co III LLC, 144A 4.125% 6/30/51 6,191,563
7,075 Goldman Sachs Group Inc 5.300% N/A (d) 6,818,531
2,475 Goldman Sachs Group Inc 7.500% N/A (d) 2,487,375
350 Goldman Sachs Group Inc 4.950% N/A (d) 326,146
7,050 Morgan Stanley 5.948% 1/19/38 6,855,396
Total Capital Markets 22,679,011
Consumer Finance - 1.6%
13,802 Ally Financial Inc 4.700% N/A (d) 9,695,053
8,075 American Express Co 3.550% N/A (d) 6,722,437
4,035 Capital One Financial Corp (b) 3.950% N/A (d) 3,096,863
Total Consumer Finance 19,514,353
Electric Utilities - 4.3%
13,450 Edison International 5.000% N/A (d) 11,567,000
22,945 Emera Inc 6.750% 6/15/76 22,027,200
15,390 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 14,263,767

Principal
Amount (000) Description (a) Coupon Maturity Value
Electric Utilities (continued)
$ 3,325 NRG Energy Inc, 144A 10.250% N/A (d) $ 3,266,170
Total Electric Utilities 51,124,137
Food Products - 0.6%
3,300 Land O' Lakes Inc, 144A 7.250% N/A (d) 2,673,000
3,200 Land O' Lakes Inc, 144A 7.000% N/A (d) 2,646,378
2,042 Land O' Lakes Inc, 144A 8.000% N/A (d) 1,904,165
Total Food Products 7,223,543
Independent Power and Renewable Electricity Producers - 2.2%
20,475 Vistra Corp, 144A 8.000% N/A (d) 19,567,158
7,250 Vistra Corp, 144A 7.000% N/A (d) 6,710,313
Total Independent Power and Renewable Electricity Producers 26,277,471
Insurance - 1.6%
5,825 Enstar Finance LLC 5.500% 1/15/42 4,602,698
4,950 Enstar Finance LLC 5.750% 9/01/40 4,353,702
10,255 Liberty Mutual Group Inc, 144A 7.800% 3/15/37 10,549,801
Total Insurance 19,506,201
Media - 0.7%
1,575 Paramount Global 6.375% 3/30/62 1,299,375
7,830 Sirius XM Radio Inc, 144A 4.000% 7/15/28 6,780,161
Total Media 8,079,536
Multi-Utilities - 1.1%
7,400 Dominion Energy Inc 4.350% N/A (d) 6,251,124
6,721 Sempra 4.875% N/A (d) 6,356,655
Total Multi-Utilities 12,607,779
Oil, Gas & Consumable Fuels - 1.1%
12,781 Transcanada Trust 5.875% 8/15/76 11,786,034
1,150 Transcanada Trust 5.600% 3/07/82 958,329
Total Oil, Gas & Consumable Fuels 12,744,363
Technology Hardware, Storage & Peripherals - 1.1%
14,425 NCR Corp, 144A 5.125% 4/15/29 13,118,656
Total Technology Hardware, Storage & Peripherals 13,118,656
Total $1,000 Par (or similar) Institutional Preferred
(cost $354,234,725) 319,592,108
Shares Description (a) Value
X – COMMON STOCKS - 9.4%
X 111,545,817
Aerospace & Defense - 0.7%
19,300 General Dynamics Corp $ 4,374,152
18,400 Huntington Ingalls Industries Inc 4,053,888
Total Aerospace & Defense 8,428,040
Biotechnology - 0.4%
53,300 Gilead Sciences Inc 4,076,384
Total Biotechnology 4,076,384
Building Products - 0.4%
73,400 Carrier Global Corp 4,216,830
Total Building Products 4,216,830

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Shares Description (a) Value
Chemicals - 0.3%
51,500 DuPont de Nemours Inc $ 3,959,835
Total Chemicals 3,959,835
Communications Equipment - 0.2%
42,400 Cisco Systems Inc 2,431,640
Total Communications Equipment 2,431,640
Consumer Staples Distribution & Retail - 0.6%
40,000 Walmart Inc 6,504,400
Total Consumer Staples Distribution & Retail 6,504,400
Containers & Packaging - 0.2%
56,100 Sealed Air Corp 2,079,066
Total Containers & Packaging 2,079,066
Electrical Equipment - 0.4%
75,800 nVent Electric PLC 4,285,732
Total Electrical Equipment 4,285,732
Equity Real Estate Investment Trusts - 0.7%
99,796 National Storage Affiliates Trust 2,317,263
21,800 Public Storage 6,025,084
Total Equity Real Estate Investment Trusts 8,342,347
Health Care Equipment & Supplies - 0.3%
48,000 Medtronic PLC 3,912,000
Total Health Care Equipment & Supplies 3,912,000
Health Care Providers & Services - 0.8%
14,800 Cigna Group/The 4,088,648
12,800 Humana Inc 5,908,864
Total Health Care Providers & Services 9,997,512
Hotels, Restaurants & Leisure - 0.5%
20,500 McDonald's Corp 5,763,575
Total Hotels, Restaurants & Leisure 5,763,575
Multi-Utilities - 0.3%
57,782 Sempra 4,057,452
Total Multi-Utilities 4,057,452
Oil, Gas & Consumable Fuels - 0.9%
30,200 ConocoPhillips 3,594,706
69,100 Shell PLC, ADR 4,290,419
22,600 Valero Energy Corp 2,935,740
Total Oil, Gas & Consumable Fuels 10,820,865
Personal Care Products - 0.2%
89,300 Kenvue Inc 2,058,365
Total Personal Care Products 2,058,365
Pharmaceuticals - 1.1%
88,800 AstraZeneca PLC, Sponsored ADR 6,022,416
119,800 Sanofi, ADR 6,370,964
Total Pharmaceuticals 12,393,380

Shares Description (a) Value
Semiconductors & Semiconductor Equipment - 0.5%
14,800 Applied Materials Inc $ 2,260,848
116,500 Intel Corp 4,093,810
Total Semiconductors & Semiconductor Equipment 6,354,658
Specialized Reits - 0.3%
21,300 American Tower Corp 3,862,116
Total Specialized Reits 3,862,116
Technology Hardware, Storage & Peripherals - 0.3%
231,800 Hewlett Packard Enterprise Co 3,938,282
Total Technology Hardware, Storage & Peripherals 3,938,282
Tobacco - 0.3%
42,300 Philip Morris International Inc 4,063,338
Total Tobacco 4,063,338
Total Common Stocks
(cost $96,610,690) 111,545,817
Shares   Description (a) Coupon Value
X – $25 PAR (OR SIMILAR) RETAIL PREFERRED - 4.7%
X 56,222,609
Banks - 0.2%
77,954 Citigroup Inc 7.125% $ 1,991,725
Total Banks 1,991,725
Capital Markets - 0.4%
190,310 Morgan Stanley 7.125% 4,809,134
Total Capital Markets 4,809,134
Consumer Finance - 0.4%
94,600 Capital One Financial Corp 5.000% 1,789,832
194,900 Synchrony Financial 5.625% 3,182,717
Total Consumer Finance 4,972,549
Food Products - 1.0%
384,432 CHS Inc 6.750% 9,726,130
90,213 CHS Inc 7.100% 2,325,691
Total Food Products 12,051,821
Insurance - 2.3%
182,200 Allstate Corp/The 7.375% 4,819,190
284,806 Athene Holding Ltd 6.350% 6,291,365
220,806 Athene Holding Ltd 6.375% 5,387,666
169,032 Enstar Group Ltd 7.000% 3,972,252
291,225 Reinsurance Group of America Inc 7.125% 7,571,850
Total Insurance 28,042,323
Multi-Utilities - 0.4%
179,590 Algonquin Power & Utilities Corp 6.200% 4,355,057
Total Multi-Utilities 4,355,057
Total $25 Par (or similar) Retail Preferred
(cost $60,974,921) 56,222,609

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Shares   Description (a) Coupon Value
X – CONVERTIBLE PREFERRED SECURITIES - 1.9%
X 22,103,915
Banks - 1.5%
2,870 Bank of America Corp 7.250% $ 3,326,014
12,630 Wells Fargo & Co 7.500% 14,578,178
Total Banks 17,904,192
Electric Utilities - 0.4%
92,079 NextEra Energy Inc 6.219% 4,199,723
Total Electric Utilities 4,199,723
Total Convertible Preferred Securities
(cost $24,423,085) 22,103,915
Principal
Amount (000) Description (a) Coupon Maturity Value
– CONVERTIBLE BONDS - 0.7%
X 8,378,998
Electric Utilities - 0.5%
$ 6,275 FirstEnergy Corp, 144A 4.000% 5/01/26 $ 6,080,810
Total Electric Utilities 6,080,810
Wireless Telecommunication Services - 0.2%
8,925 Liberty Interactive LLC 3.750% 2/15/30 2,298,188
Total Wireless Telecommunication Services 2,298,188
Total Convertible Bonds
(cost $13,242,802) 8,378,998

Shares Description (a) Coupon Issue Price Cap Price Maturity Value
X – STRUCTURED NOTES - 0.6%
X 6,942,416
292,400 Merrill Lynch International
& Co, Mandatory
Exchangeable Note, Linked
to Common Stock of Kenvue
Inc (Cap 114.30% of the
Issue Price)
12.000% $23.6893 $27.0769 2/20/24 $ 6,942,416
Total Structured Notes
(cost $6,926,751) 6,942,416
Total Long-Term Investments
(cost $1,246,863,583) 1,150,723,355
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.4%
17,055,597 State Street Navigator Securities Lending Government
Money Market Portfolio (e)
5.350%(f) $ 17,055,597
Total Investments Purchased with Collateral from Securities Lending
(cost $17,055,597) 17,055,597
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.1%
– REPURCHASE AGREEMENTS - 2.1%
X 25,370,510
$ 24,600 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 8/31/23, repurchase price
$24,603,601, collateralized $27,293,500, U.S. Treasury
Inflation Index Bonds, 1.500%, due 02/15/53, value
$25,092,023
5.270% 9/01/23 $ 24,600,000
771 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 8/31/23, repurchase price
$770,544, collateralized $797,800, U.S. Treasury Notes,
4.000%, due 10/31/29, value $785,989
1.600% 9/01/23 770,510
Total Repurchase Agreements
(cost $25,370,510) 25,370,510
Total Short-Term Investments
(cost $25,370,510) 25,370,510
Total Investments
(cost $1,289,289,690 ) - 100.3% 1,193,149,462
Other Assets & Liabilities, Net -   (0.3)% (3,607,785)
Net Assets - 100% $ 1,189,541,677
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $16,357,206.
(c) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(d) Perpetual security. Maturity date is not applicable.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
LIBOR London Inter-Bank Offered Rate
REIT Real Estate Investment Trust
TSFR
3M CME Term SOFR 3 Month
See Notes to Financial Statements

Nuveen Floating Rate Income Fund
Portfolio of Investments August 31, 2023
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
LONG-TERM INVESTMENTS - 99.3%
X – VARIABLE RATE SENIOR LOAN INTERESTS - 83 .1% (b)
X 1,280,665,896
Aerospace & Defense - 0.3%
$ 5,180 TransDigm, Inc., Term Loan I 8.492% SOFR90A 3.250% 8/24/28 $ 5,189,518
Total Aerospace & Defense 5,189,518
Automobile Components - 0.9%
3,969 Adient US LLC, Term Loan B 8.696% SOFR30A 3.250% 4/08/28 3,979,306
7,775 Clarios Global LP, Term Loan 9.081% SOFR30A 3.750% 4/20/30 7,773,795
1,402 DexKo Global Inc., Term
Loan B
7.816% 3 Month LIBOR 3.750% 10/04/28 1,361,307
1,300 Phinia Inc, Term Loan B 9.431% SOFR30A 4.000% 7/03/28 1,304,069
Total Automobile Components 14,418,477
Beverages - 1.2%
444 Arterra Wines Canada, Inc.,
Term Loan , (DD1)
9.003% TSFR3M 3.500% 11/25/27 422,564
1,534 City Brewing Company, LLC,
Term Loan
9.070% TSFR3M 3.500% 4/05/28 1,012,198
3,496 Naked Juice LLC, Term Loan
, (DD1)
8.300% 3-Month LIBOR 3.250% 1/20/29 3,322,953
1,040 Naked Juice LLC, Term Loan,
Second Lien
11.342% SOFR90A 6.000% 1/20/30 848,615
7,213 Sunshine Investments B.V.,
Term Loan
9.615% SOFR90A 4.250% 5/05/29 7,230,570
6,446 Triton Water Holdings, Inc,
Term Loan
8.753% SOFR90A 3.250% 3/31/28 6,346,631
Total Beverages 19,183,531
Biotechnology - 0.4%
6,550 Grifols Worldwide
Operations USA, Inc., Term
Loan B
7.481% SOFR30A 2.000% 11/15/27 6,478,376
Total Biotechnology 6,478,376
Broadline Retail - 0.0%
165 Belk, Inc., Term Loan 15.000% Prime 6.500% 7/31/25 141,488
802 Belk, Inc., Term Loan , (cash
10.000%, PIK 8.000%)
10.000% N/A N/A 7/31/25 112,272
Total Broadline Retail 253,760
Building Products - 0.4%
4,130 Chamberlain Group Inc,
Term Loan B
8.681% SOFR30A 3.250% 10/22/28 4,094,178
297 Cornerstone Building
Brands, Inc., Term Loan B
8.660% TSFR1M 3.250% 4/12/28 290,645
766 Griffon Corporation, Term
Loan B
7.829% SOFR90A +
Prime
2.250% 1/19/29 765,384
199 Quikrete Holdings, Inc., Term
Loan B1
8.320% SOFR30A 3.000% 3/18/29 199,886
Total Building Products 5,350,093
Capital Markets - 0.2%
3,115 Motion Finco Sarl, Term Loan
B1
8.788% 3-Month LIBOR 3.250% 11/04/26 3,113,905
Total Capital Markets 3,113,905

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Chemicals - 1.8%
$ 910 Ascend Performance
Materials Operations LLC,
Term Loan B , (DD1)
9.715% SOFR90A 4.750% 8/27/26 $ 890,235
838 Avient Corporation, Term
Loan B7
7.872% SOFR90A 2.500% 8/29/29 840,706
4,336 Axalta Coating Systems U.S.
Holdings, Inc., term Loan B4
7.812% SOFR90A 2.500% 12/20/29 4,351,337
1,785 Cpc Acquisition Corp , Term
Loan , (WI/DD)
TBD TBD TBD TBD 1,449,759
3,631 Discovery Purchaser
Corporation, Term Loan
9.617% SOFR90A 4.375% 8/03/29 3,496,666
575 INEOS Quattro Holdings UK
Ltd, Term Loan
9.070% SOFR30A 3.750% 3/03/30 572,844
818 INEOS Styrolution US
Holding LLC, Term Loan B
8.196% SOFR30A 2.750% 1/29/26 814,773
1,234 Kraton Corporation, Term
Loan
8.766% SOFR90A 3.250% 3/15/29 1,211,360
5,503 Lonza Group AG, Term Loan
B , (DD1)
9.267% SOFR90A 3.925% 7/03/28 4,850,074
250 Starfruit Finco B.V, Term Loan 9.347% TSFR3M 4.000% 3/03/28 249,687
8,734 Trinseo Materials Operating
S.C.A., Term Loan
7.538% 1-Month LIBOR 2.000% 9/09/24 8,622,645
750 Tronox Finance LLC , (WI/
DD)
TBD TBD TBD TBD 745,429
Total Chemicals 28,095,515
Commercial Services & Supplies - 3.1%
2,119 Amentum Government
Services Holdings LLC, Term
Loan
9.314% SOFR30A 4.000% 2/07/29 2,080,305
586 Anticimex International AB,
Term Loan
8.950% SOFR90A 3.650% 11/16/28 585,318
2,167 Anticimex International AB,
Term Loan B1
8.450% SOFR90A 3.150% 11/16/28 2,156,837
4,018 Covanta Holding
Corporation, Term Loan B
7.831% SOFR30A 2.500% 11/30/28 4,009,792
306 Covanta Holding
Corporation, Term Loan C
7.831% SOFR30A 2.500% 11/30/28 304,746
4,929 Garda World Security
Corporation, Term Loan B
9.668% SOFR30A 4.250% 10/30/26 4,933,238
10,386 GFL Environmental Inc.,
Term Loan
8.469% TSFR3M 3.000% 5/31/27 10,431,856
161 OMNIA Partners LLC, Term
Loan (d)
0.500% N/A N/A 7/25/30 161,665
1,714 OMNIA Partners LLC, Term
Loan B
9.601% SOFR90A 4.250% 7/25/30 1,720,956
12,559 Prime Security Services
Borrower, LLC, Term Loan
8.182% SOFR30A 2.750% 9/23/26 12,576,448
4,080 West Corporation, Term
Loan B3
9.581% SOFR30A 4.000% 4/10/27 3,915,636
4,935 WIN Waste Innovations
Holdings, Inc., Term Loan B
, (DD1)
8.196% SOFR30A 2.750% 3/25/28 4,284,520
Total Commercial Services & Supplies 47,161,317
Communications Equipment - 1.0%
8,949 CommScope, Inc., Term
Loan B
8.696% SOFR30A 3.250% 4/04/26 8,254,024
650 Delta TopCo, Inc., Term Loan,
Second Lien
12.569% SOFR180A 7.250% 12/01/28 612,085
2,049 EOS Finco Sarl, Term Loan 11.268% SOFR90A 6.000% 8/03/29 2,014,915

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Communications Equipment (continued)
$ 3,527 MLN US HoldCo LLC, Term
Loan
12.110% TSFR3M 6.700% 10/18/27 $ 1,287,206
6,070 MLN US HoldCo LLC, Term
Loan, First Lien
9.838% SOFR90A 4.500% 11/30/25 880,183
1,343 Riverbed Technology, Inc.,
Term Loan
9.742% SOFR90A 4.500% 7/01/28 815,239
1,609 ViaSat, Inc., Term Loan 9.831% SOFR30A 4.500% 3/04/29 1,577,983
Total Communications Equipment 15,441,635
Construction & Engineering - 0.2%
241 Aegion Corporation, Term
Loan
10.070% SOFR30A 4.750% 5/17/28 239,234
2,174 Centuri Group, Inc, Term
Loan B
7.946% 1 + 3 Month
LIBOR + Prime
2.500% 8/27/28 2,174,837
Total Construction & Engineering 2,414,071
Consumer Finance - 0.1%
1,547 Fleetcor Technologies
Operating Company, LLC,
Term Loan B4
7.181% SOFR30A 1.750% 4/30/28 1,546,142
Total Consumer Finance 1,546,142
Consumer Staples Distribution & Retail - 1.0%
1,808 Cardenas Markets, Inc., Term
Loan
12.092% SOFR90A 6.750% 8/01/29 1,807,088
13,374 US Foods, Inc., Term Loan B 7.946% SOFR30A 2.500% 11/22/28 13,402,978
205 US Foods, Inc., Term Loan B
, (DD1)
7.446% SOFR30A 2.000% 9/13/26 205,752
Total Consumer Staples Distribution & Retail 15,415,818
Containers & Packaging - 1.1%
1,307 Berry Global, Inc., Term
Loan Z
7.293% TSFR3M 1.750% 7/01/26 1,308,790
1,411 Clydesdale Acquisition
Holdings Inc, Term Loan B
9.606% SOFR30A 4.175% 3/30/29 1,403,367
5,775 Klockner-Pentaplast of
America, Inc., Term Loan B
10.170% 6-Month LIBOR 4.725% 2/09/26 5,442,848
3,027 LABL, Inc., Term Loan, First
Lien , (DD1)
10.431% SOFR30A 5.100% 10/29/28 3,022,851
1,786 Reynolds Group Holdings
Inc. , Term Loan B
8.696% SOFR30A 3.250% 9/24/28 1,787,531
2,999 Reynolds Group Holdings
Inc. , Term Loan B2
8.696% SOFR30A 3.250% 2/05/26 3,002,167
1,561 TricorBraun Holdings, Inc.,
Term Loan
8.696% SOFR30A 3.250% 3/03/28 1,525,056
Total Containers & Packaging 17,492,610
Diversified Consumer Services - 0.5%
1,575 AVSC Holding Corp., Term
Loan B3 , (cash 15.000%, PIK
10.000%)
15.000% 3-Month LIBOR 15.000% 12/04/26 1,624,800
7,289 Spin Holdco Inc., Term Loan 9.230% 3-Month LIBOR 4.000% 3/04/28 6,140,834
Total Diversified Consumer Services 7,765,634
Diversified Financial Services - 0.0%
1,831 Ditech Holding Corporation,
Term Loan
0.000% N/A N/A 12/19/22 32,035
Total Diversified Financial Services 32,035

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Diversified Telecommunication Services - 3.7%
$ 1,683 Altice France S.A., Term Loan
B12
9.257% 3-Month LIBOR 3.688% 1/31/26 $ 1,591,511
9,074 Altice France S.A., Term Loan
B13
9.626% 3-Month LIBOR 4.000% 8/14/26 8,563,465
1,483 Cablevision Lightpath LLC,
Term Loan B
8.675% TSFR1M 3.250% 12/01/27 1,456,338
1,850 CenturyLink, Inc., Term Loan
B
7.696% SOFR30A 2.250% 3/15/27 1,216,964
1,312 Cincinnati Bell, Inc., Term
Loan B2
8.681% SOFR30A 3.250% 11/23/28 1,283,660
603 Connect Finco Sarl, Term
Loan B
8.831% SOFR30A 3.500% 12/12/26 602,490
4,605 Cyxtera DC Holdings, Inc.,
Term Loan
13.931% TSFR1M 8.500% 12/07/23 4,632,720
13,799 Cyxtera DC Holdings, Inc.,
Term Loan B (e)
0.000% N/A N/A 5/01/24 8,483,223
10,509 Dawn Acquisition LLC, Term
Loan
9.253% SOFR90A 3.750% 12/31/25 8,775,365
2,447 Eagle Broadband
Investments LLC, Term Loan
8.503% SOFR90A 3.000% 11/12/27 2,387,506
14,966 Frontier Communications
Corp., Term Loan B
9.196% SOFR30A 3.750% 10/08/27 14,612,429
3,135 Level 3 Financing Inc., Term
Loan B , (DD1)
7.196% SOFR30A 1.750% 3/01/27 2,978,250
Total Diversified Telecommunication Services 56,583,921
Electric Utilities - 1.8%
805 ExGen Renewables IV, LLC,
Term Loan
8.184% SOFR90A 2.500% 12/15/27 801,180
1,971 Pacific Gas & Electric
Company, Term Loan
8.446% SOFR30A 3.000% 6/23/25 1,972,249
13,786 Talen Energy Supply, LLC,
Term Loan B , (DD1)
9.876% SOFR90A 4.500% 5/17/30 13,852,313
11,171 Talen Energy Supply, LLC,
Term Loan C , (DD1)
9.876% SOFR90A 4.500% 5/27/30 11,225,203
Total Electric Utilities 27,850,945
Electronic Equipment, Instruments & Components - 0.2%
3,727 Ingram Micro Inc., Term
Loan B
9.038% 3-Month LIBOR 3.500% 7/02/28 3,730,979
Total Electronic Equipment, Instruments & Components 3,730,979
Entertainment - 0.8%
12,111 AMC Entertainment
Holdings, Inc. , Term Loan B
, (DD1)
8.427% TSFR1M 3.000% 4/22/26 9,642,757
868 Diamond Sports Group, LLC,
Term Loan, Second Lien (e)
8.314% SOFR90A 3.250% 8/24/26 24,321
1,192 Lions Gate Capital Holdings
LLC, Term Loan B
7.681% SOFR30A 2.250% 3/24/25 1,191,718
1,022 Playtika Holding Corp, Term
Loan
8.196% SOFR30A 2.750% 3/11/28 1,022,126
Total Entertainment 11,880,922
Financial Services - 0.1%
1,687 Trans Union, LLC, Term Loan
B6
7.570% SOFR30A 2.250% 12/01/28 1,688,400
Total Financial Services 1,688,400

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Food Products - 0.6%
$ 3,773 8th Avenue Food &
Provisions, Inc., Term Loan,
First Lien
9.196% SOFR30A 3.750% 10/01/25 $ 3,614,078
2,617 CHG PPC Parent LLC, Term
Loan
8.446% SOFR30A 3.000% 12/08/28 2,601,939
3,838 Sycamore Buyer LLC, Term
Loan B
7.679% SOFR30A 2.250% 7/22/29 3,721,408
Total Food Products 9,937,425
Ground Transportation - 1.4%
1,203 First Student Bidco Inc, Term
Loan B
8.501% TSFR3M 3.000% 7/21/28 1,174,787
451 First Student Bidco Inc, Term
Loan C
8.501% 3-Month LIBOR 3.000% 7/21/28 440,148
17,161 Hertz Corporation, (The),
Term Loan B
8.696% SOFR30A 3.250% 6/30/28 17,170,258
3,299 Hertz Corporation, (The),
Term Loan C
8.696% SOFR30A 3.250% 6/30/28 3,301,011
Total Ground Transportation 22,086,204
Health Care Equipment & Supplies - 3.5%
22,011 Bausch & Lomb, Inc., Term
Loan
8.592% SOFR90A 3.250% 5/05/27 21,565,596
621 Carestream Health, Inc.,
Term Loan
12.842% SOFR90A 7.500% 9/30/27 475,044
5,670 CNT Holdings I Corp, Term
Loan
8.800% SOFR90A 3.500% 11/08/27 5,669,647
1,265 Embecta Corp, Term Loan B 8.337% SOFR180A 3.000% 1/27/29 1,257,816
980 ICU Medical, Inc., Term Loan
B
7.892% SOFR90A 2.500% 12/14/28 980,570
21,790 Medline Borrower, LP, Term
Loan B
8.696% SOFR30A 3.250% 10/21/28 21,801,704
1,463 Viant Medical Holdings, Inc.,
Term Loan, First Lien
9.196% 1-Month LIBOR 3.750% 7/02/25 1,438,275
529 Vyaire Medical, Inc., Term
Loan B
10.283% 3-Month LIBOR 4.750% 4/16/25 383,335
Total Health Care Equipment & Supplies 53,571,987
Health Care Providers & Services - 4.9%
2,801 Agiliti Health, Inc, Term Loan 8.247% TSFR1M 3.000% 5/01/30 2,795,611
6,223 AHP Health Partners, Inc.,
Term Loan B
8.946% SOFR30A 3.500% 8/23/28 6,237,362
4,415 DaVita, Inc. , Term Loan B 7.196% SOFR30A 1.750% 8/12/26 4,379,203
507 Element Materials
Technology Group US
Holdings Inc., Term Loan
7.903% SOFR90A 4.250% 4/12/29 498,570
1,099 Element Materials
Technology Group US
Holdings Inc., Term Loan
9.592% SOFR90A 4.250% 4/12/29 1,080,234
11 Forefront Management
Holdings, LLC, Term Loan (d)
9.617% SOFR90A 4.250% 3/23/29 10,671
56 Forefront Management
Holdings, LLC, Term Loan B
9.619% SOFR90A 4.250% 3/23/29 55,534
1,677 Global Medical Response,
Inc., Term Loan
9.881% TSFR1M 4.250% 3/14/25 1,189,486
9,382 Global Medical Response,
Inc., Term Loan B
9.780% SOFR90A 4.250% 10/02/25 6,654,369
54 ICON Luxembourg S.A.R.L.,
Term Loan
7.753% SOFR90A 2.250% 7/01/28 54,013
1,289 Onex TSG Intermediate
Corp., Term Loan B
10.381% TSFR3M 4.750% 2/26/28 1,175,404

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Health Care Providers & Services (continued)
$ 1,201 Packaging Coordinators
Midco, Inc., Term Loan, First
Lien
9.003% SOFR90A 3.500% 11/30/27 $ 1,196,778
15,428 Parexel International
Corporation, Term Loan, First
Lien
8.696% SOFR30A 3.250% 11/15/28 15,403,875
482 Phoenix Guarantor Inc, Term
Loan B
8.696% SOFR30A 3.250% 3/05/26 479,653
8,979 Select Medical Corporation,
Term Loan B1
8.320% SOFR30A 3.000% 3/06/27 8,994,431
735 Sound Inpatient Physicians,
Term Loan B
8.631% TSFR3M 3.000% 6/28/25 365,663
17,367 Surgery Center Holdings,
Inc., Term Loan
9.178% TSFR1M 3.750% 8/31/26 17,419,894
8,131 Team Health Holdings, Inc.,
Term Loan, First Lien
8.196% 1-Month LIBOR 2.750% 2/06/24 7,968,835
Total Health Care Providers & Services 75,959,586
Health Care Technology - 0.0%
17 Athenahealth, Inc., Term
Loan B
8.820% SOFR30A 3.500% 1/27/29 16,642
Total Health Care Technology 16,642
Hotels, Restaurants & Leisure - 8.8%
163 24 Hour Fitness Worldwide,
Inc., Exit Term Loan
18.849% 3-Month LIBOR 14.000% 9/29/26 85,430
349 24 Hour Fitness Worldwide,
Inc., Term Loan , (cash
10.529%, PIK 5.000%)
10.529% 3-Month LIBOR 5.000% 12/29/25 63,314
8,153 Alterra Mountain Company,
Term Loan
8.946% SOFR30A 3.500% 8/17/28 8,178,524
3,139 Alterra Mountain Company,
Term Loan B
9.181% SOFR30A 3.750% 5/31/30 3,145,774
3,435 B.C. Unlimited Liability
Company, Term Loan B4
6.840% 1 Month LIBOR 1.750% 11/19/26 3,419,975
4,833 Caesars Entertainment Corp,
Term Loan B
8.681% SOFR30A 3.250% 1/25/30 4,843,786
2,781 Carnival Corporation, Term
Loan B
8.696% SOFR30A 3.250% 10/18/28 2,779,264
3,656 Carnival Corporation, Term
Loan B
8.317% TSFR3M 3.000% 8/08/27 3,657,371
1,784 Churchill Downs
Incorporated, Term Loan B1
7.431% SOFR30A 2.000% 3/17/28 1,788,297
2,992 Cinemark USA, Inc., Term
Loan B
8.992% SOFR90A 3.750% 5/18/30 2,993,128
18,128 ClubCorp Holdings, Inc.,
Term Loan B
8.288% 3-Month LIBOR 2.750% 9/18/24 17,939,932
4,161 Crown Finance US, Inc., Term
Loan
14.381% SOFR90A 8.500% 7/31/28 4,198,153
6,470 Equinox Holdings, Inc., Term
Loan, First Lien
8.538% 3-Month LIBOR 3.000% 3/08/24 6,259,837
583 Equinox Holdings, Inc., Term
Loan, Second Lien
12.731% 3-Month LIBOR 7.000% 3/08/25 510,944
2,199 Everi Holdings Inc., Term
Loan B
7.946% SOFR30A 2.500% 8/03/28 2,200,068
9,578 Fertitta Entertainment, LLC,
Term Loan B
9.331% SOFR30A 4.000% 1/27/29 9,499,871
4,293 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.437% SOFR180A 3.500% 10/31/29 4,307,379
3,428 Hilton Grand Vacations
Borrower LLC, Term Loan B
8.446% SOFR30A 3.000% 8/02/28 3,435,843

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Hotels, Restaurants & Leisure (continued)
$ 2,848 IRB Holding Corp, Term
Loan B
8.431% SOFR30A 3.000% 12/15/27 $ 2,836,948
1,169 Life Time Fitness Inc , Term
Loan B
10.611% TSFR3M 4.750% 1/15/26 1,175,358
444 Motion Finco Sarl, Term Loan
B2
8.788% 3-Month LIBOR 3.250% 11/04/26 444,122
4,585 NASCAR Holdings, Inc, Term
Loan B
7.946% SOFR30A 2.500% 10/18/26 4,603,712
4,054 Penn National Gaming, Inc.,
Term Loan B
8.181% SOFR30A 2.750% 4/20/29 4,060,484
3,109 Playa Resorts Holding B.V.,
Term Loan B
9.564% SOFR30A 4.250% 12/15/28 3,111,505
11,167 Scientific Games
International, Inc., Term Loan
8.412% SOFR30A 3.000% 4/07/29 11,189,486
6,527 SeaWorld Parks &
Entertainment, Inc., Term
Loan B
8.446% SOFR30A 3.000% 8/25/28 6,528,037
8,171 Stars Group Holdings B.V.
(The), Term Loan
7.753% SOFR90A 2.250% 7/10/25 8,180,254
5,112 Stars Group Holdings B.V.
(The), Term Loan B
8.753% SOFR90A 3.250% 7/04/28 5,121,814
1,258 Station Casinos LLC, Term
Loan B
7.681% SOFR30A 2.250% 2/08/27 1,256,400
1,883 Twin River Worldwide
Holdings, Inc., Term Loan B
9.099% SOFR90A 3.250% 10/01/28 1,833,797
6,075 William Morris Endeavor
Entertainment, LLC, Term
Loan, First Lien
5.279% 1 + 3 Month
LIBOR
2.750% 5/16/25 6,075,491
Total Hotels, Restaurants & Leisure 135,724,298
Household Durables - 1.0%
8,418 AI Aqua Merger Sub, Inc.,
Term Loan B, First Lien
8.216% 3-Month LIBOR
+ SOFR30A
3.750% 7/30/28 8,402,816
29 Serta Simmons Bedding,
LLC, Term Loan
12.739% TSFR3M 7.500% 6/29/28 29,279
6,967 Weber-Stephen Products
LLC, Term Loan B
8.696% SOFR30A 3.250% 10/30/27 6,318,002
Total Household Durables 14,750,097
Independent Power and Renewable Electricity Producers - 0.2%
2,400 Generation Bridge Northeast
LLC, Term Loan B
9.564% TSFR3M 4.250% 8/07/29 2,403,000
Total Independent Power and Renewable Electricity Producers 2,403,000
Insurance - 4.4%
2,224 Acrisure, LLC, Term Loan B 8.946% 1-Month LIBOR 3.500% 2/15/27 2,184,889
1,975 Acrisure, LLC, Term Loan B,
First Lien
9.696% 1-Month LIBOR 4.250% 2/15/27 1,972,469
6,908 Alliant Holdings
Intermediate, LLC, Term
Loan B4
8.935% 1-Month LIBOR 3.500% 11/06/27 6,912,248
58 Alliant Holdings
Intermediate, LLC, Term
Loan B5
8.814% SOFR30A 3.500% 2/08/27 58,181
2,681 AssuredPartners, Inc., Term
Loan
8.831% SOFR30A 3.500% 2/13/27 2,677,931
1,969 AssuredPartners, Inc., Term
Loan B
8.946% SOFR30A 3.500% 2/13/27 1,966,463
3,935 AssuredPartners, Inc., Term
Loan B
8.946% SOFR30A 3.500% 2/13/27 3,921,121
327 Asurion LLC, Term Loan B11 9.681% SOFR30A 4.250% 8/19/28 316,526

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Insurance (continued)
$ 965 Asurion LLC, Term Loan B4,
Second Lien
10.696% SOFR30A 5.250% 1/20/29 $ 849,871
394 Asurion LLC, Term Loan B8 8.788% 3-Month LIBOR 3.250% 12/23/26 383,718
3,297 Asurion LLC, Term Loan B9 8.788% 3-Month LIBOR 3.250% 7/31/27 3,178,688
3,385 Broadstreet Partners, Inc.,
Term Loan B
8.446% SOFR30A 3.000% 1/27/27 3,361,010
7,862 Broadstreet Partners, Inc.,
Term Loan B2
8.696% SOFR30A 3.250% 1/27/27 7,818,118
3,250 Broadstreet Partners, Inc.,
Term Loan B3
9.331% SOFR30A 4.000% 1/26/29 3,254,404
1,149 Hub International Limited,
Term Loan B
9.365% SOFR90A 4.000% 11/10/29 1,152,707
7,377 HUB International Limited,
Term Loan B
9.584% SOFR90A 4.250% 6/08/30 7,409,339
11,140 Ryan Specialty Group, LLC,
Term Loan
8.331% SOFR30A 3.000% 9/01/27 11,164,132
5,542 USI, Inc., Term Loan 8.992% SOFR90A 3.750% 11/16/29 5,553,310
3,911 USI, Inc., Term Loan B 8.788% 3-Month LIBOR 3.250% 12/02/26 3,918,336
Total Insurance 68,053,461
Interactive Media & Services - 0.6%
363 Getty Images, Inc., Term
Loan B
9.842% SOFR90A 4.500% 2/19/26 364,273
998 MH Sub I LLC , Term Loan ,
(WI/DD)
TBD TBD TBD TBD 999,161
16,934 Rackspace Technology
Global, Inc., Term Loan B
8.177% SOFR30A 2.750% 2/09/28 7,699,818
Total Interactive Media & Services 9,063,252
IT Services - 1.2%
997 Ahead DB Holdings, LLC,
Term Loan B
9.092% SOFR90A 3.750% 10/16/27 977,575
287 iQor US Inc., Exit Term Loan 12.931% SOFR30A 7.600% 11/19/24 284,305
2,807 Perforce Software, Inc., Term
Loan B
9.196% SOFR30A 3.750% 7/01/26 2,710,824
9,045 Syniverse Holdings, Inc.,
Term Loan
12.242% SOFR90A 7.000% 5/10/29 8,081,908
5,588 Tempo Acquisition LLC, Term
Loan B
8.331% SOFR30A 3.000% 8/31/28 5,605,202
Total IT Services 17,659,814
Leisure Products - 0.3%
3,175 Hayward Industries, Inc.,
Term Loan
8.196% SOFR30A 2.750% 5/28/28 3,148,095
664 SRAM, LLC , Term Loan B 8.196% SOFR30A 2.750% 5/18/28 663,086
Total Leisure Products 3,811,181
Life Sciences Tools & Services - 0.1%
429 Avantor Funding, Inc., Term
Loan B5
7.681% SOFR30A 2.250% 11/06/27 430,263
1,158 Curia Global, Inc., Term Loan 9.101% TSFR3M 3.750% 8/30/26 988,478
14 ICON Luxembourg S.A.R.L.,
Term Loan
7.753% SOFR90A 2.250% 7/01/28 13,557
Total Life Sciences Tools & Services 1,432,298

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Machinery - 1.9%
$ 357 Ali Group North America
Corporation, Term Loan B
7.446% SOFR30A 2.000% 10/13/28 $ 357,505
1,302 Alliance Laundry Systems
LLC, Term Loan B
8.912% TSFR1M 3.500% 10/08/27 1,305,437
5,142 Chart Industries, Inc., Term
Loan B
9.164% TSFR1M 3.750% 12/08/29 5,151,754
5,009 Emrld Borrower LP, Term
Loan B
8.331% SOFR90A 3.000% 5/04/30 5,020,545
9,347 Gates Global LLC, Term Loan
B3
7.931% SOFR30A 2.500% 3/31/27 9,347,392
1,349 Grinding Media Inc., Term
Loan B
7.649% SOFR90A 4.000% 10/12/28 1,324,949
735 Madison IAQ LLC, Term Loan 8.302% 6-Month LIBOR 3.250% 6/21/28 732,358
7,293 Victory Buyer LLC, Term Loan
, (DD1)
9.258% TSFR3M 3.750% 11/18/28 6,691,636
Total Machinery 29,931,576
Media - 7.5%
2,884 ABG Intermediate Holdings
2 LLC, Term Loan B1
8.931% SOFR30A 3.500% 12/21/28 2,888,796
256 ABG Intermediate Holdings
2 LLC, Term Loan, Second
Lien
11.431% SOFR30A 6.000% 12/20/29 258,560
2,473 Altice Financing SA, Term
Loan
10.308% TSFR3M 5.000% 10/31/27 2,350,397
12,212 Cengage Learning, Inc.,
Term Loan B
10.323% 3-Month LIBOR 4.750% 7/14/26 12,200,346
229 Checkout Holding Corp.,
Term Loan
12.870% SOFR90A 7.500% 5/24/30 139,097
23,306 Clear Channel Outdoor
Holdings, Inc., Term Loan B
8.820% 1 + 3 Month
LIBOR
3.500% 8/23/26 22,849,540
1,088 CSC Holdings, LLC, Term
Loan
7.675% 1-Month LIBOR 2.250% 1/15/26 1,039,832
1,347 CSC Holdings, LLC, Term
Loan B1
7.675% 1-Month LIBOR 2.250% 7/17/25 1,301,637
742 CSC Holdings, LLC, Term
Loan B5
7.925% 1-Month LIBOR 2.500% 4/15/27 672,798
6,541 CSC Holdings, LLC, Term
Loan B6
9.810% TSFR1M 4.500% 1/18/28 6,178,471
12,830 DirecTV Financing, LLC, Term
Loan
10.446% SOFR30A 5.000% 8/02/27 12,699,129
6,805 Dotdash Meredith Inc, Term
Loan B
9.418% SOFR30A 4.000% 12/01/28 6,575,261
4,595 Formula One Holdings
Limited, Term Loan B
8.331% SOFR30A 3.000% 1/15/30 4,612,943
1,507 Gray Television, Inc., Term
Loan E
7.933% TSFR1M 2.500% 1/02/26 1,500,876
13,692 iHeartCommunications, Inc.,
Term Loan
8.446% SOFR30A 3.000% 5/01/26 12,256,382
155 LCPR Loan Financing LLC,
Term Loan B
9.175% TSFR1M 3.750% 10/15/28 153,286
8,327 McGraw-Hill Global
Education Holdings, LLC,
Term Loan
9.964% 1 + 3 + 6
Month LIBOR
4.750% 7/30/28 8,180,537
713 Mission Broadcasting, Inc.,
Term Loan B
7.933% TSFR1M 2.500% 6/03/28 711,061
1,447 Outfront Media Capital LLC,
Term Loan B
7.081% SOFR30A 1.750% 11/18/26 1,437,719
1,588 Radiate Holdco, LLC, Term
Loan B , (DD1)
8.696% SOFR30A 3.250% 9/25/26 1,308,198

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Media (continued)
$ 5,219 Virgin Media Bristol LLC,
Term Loan N
7.925% CME Term
SOFR 1 Month
250.000% 1/31/28 $ 5,083,306
3,622 WideOpenWest Finance
LLC, Term Loan B
8.242% SOFR90A 3.000% 12/20/28 3,586,697
7,371 Ziggo Financing Partnership,
Term Loan I
7.925% TSFR1M 2.500% 4/30/28 7,221,771
Total Media 115,206,640
Metals & Mining - 0.1%
855 Arsenal AIC Parent LLC, Term
Loan
9.879% SOFR90A 4.500% 7/27/30 856,924
Total Metals & Mining 856,924
Oil, Gas & Consumable Fuels - 2.6%
389 BCP Renaissance Parent LLC,
Term Loan B3
8.742% SOFR90A 3.500% 10/31/26 388,898
16,404 Freeport LNG Investments,
LLLP, Term Loan A
8.588% SOFR90A 3.000% 11/16/26 16,171,728
12,887 Gulf Finance, LLC, Term Loan 8.711% SOFR180A 6.750% 8/25/26 12,940,236
5,722 QuarterNorth Energy
Holding Inc., Exit Term Loan,
Second Lien
13.446% SOFR30A 8.000% 8/27/26 5,710,558
4,033 TransMontaigne Operating
Company L.P., Term Loan B
6.739% SOFR30A 3.500% 11/05/28 4,025,871
1,191 Traverse Midstream Partners
LLC, Term Loan
9.216% SOFR90A 3.750% 2/16/28 1,192,522
Total Oil, Gas & Consumable Fuels 40,429,813
Passenger Airlines - 2.9%
4,064 AAdvantage Loyalty IP Ltd.,
Term Loan
10.338% SOFR90A 4.750% 4/20/28 4,226,036
10,302 Air Canada, Term Loan B 9.128% SOFR90A 3.500% 8/11/28 10,326,988
16,072 Kestrel Bidco Inc., Term
Loan B
8.415% CME Term
SOFR 3 Month
300.000% 12/11/26 15,789,751
6,559 Mileage Plus Holdings LLC,
Term Loan B
10.764% 3-Month LIBOR 5.250% 6/20/27 6,845,617
988 SkyMiles IP Ltd., Term Loan B 9.076% SOFR90A 3.750% 10/20/27 1,029,195
6,055 United Airlines, Inc., Term
Loan B
9.292% 3-Month LIBOR 3.750% 4/21/28 6,079,905
Total Passenger Airlines 44,297,492
Personal Care Products - 0.3%
571 Conair Holdings, LLC, Term
Loan B
9.288% 3-Month LIBOR 3.750% 5/17/28 540,970
2,214 Kronos Acquisition Holdings
Inc., Term Loan B
9.253% 3-Month LIBOR 3.750% 12/22/26 2,191,586
2,487 Kronos Acquisition Holdings
Inc., Term Loan, First Lien
11.567% SOFR90A 6.000% 12/22/26 2,470,795
Total Personal Care Products 5,203,351
Pharmaceuticals - 3.1%
761 Catalent Pharma Solutions
Inc., Term Loan B3
7.429% TSFR1M 2.000% 2/22/28 747,327
27,148 Jazz Financing Lux S.a.r.l.,
Term Loan
8.946% SOFR30A 3.500% 5/05/28 27,181,867
704 LSCS Holdings, Inc., Term
Loan, First Lien
9.946% SOFR30A 4.614% 12/16/28 695,660
16,999 Organon & Co, Term Loan 8.431% TSFR1M 3.000% 6/02/28 17,057,243

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Pharmaceuticals (continued)
$ 2,613 Perrigo Investments, LLC,
Term Loan B
7.681% SOFR30A 2.250% 4/05/29 $ 2,606,188
Total Pharmaceuticals 48,288,285
Professional Services - 0.8%
2,144 CHG Healthcare Services
Inc., Term Loan
8.696% SOFR30A 3.250% 9/30/28 2,133,782
910 CoreLogic, Inc., Term Loan 8.946% SOFR30A 3.500% 6/02/28 851,014
2,082 Dun & Bradstreet
Corporation (The), Term
Loan B
8.170% TSFR1M 2.750% 2/08/26 2,086,722
2,382 Dun & Bradstreet
Corporation (The), Term
Loan B2
8.320% SOFR30A 3.000% 1/18/29 2,384,701
1,050 Physician Partners LLC, Term
Loan
9.392% SOFR90A 4.000% 2/01/29 984,178
7 Travelport Finance
(Luxembourg) S.a.r.l., Term
Loan , (cash 7.046%, PIK
6.500%)
7.046% 1-Month LIBOR 1.600% 2/28/25 6,428
3,832 Verscend Holding Corp.,
Term Loan B
9.446% SOFR30A 4.000% 8/27/25 3,836,105
710 VT Topco, Inc., Term Loan B 9.562% TSFR3M 4.250% 8/10/30 714,583
Total Professional Services 12,997,513
Real Estate Management & Development - 0.4%
2,591 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
8.681% SOFR30A 3.250% 1/31/30 2,566,528
2,500 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
9.331% SOFR30A 4.000% 1/31/30 2,493,750
278 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
8.064% SOFR30A 2.750% 8/21/25 277,816
Total Real Estate Management & Development 5,338,094
Semiconductors & Semiconductor Equipment - 0.1%
3,406 Bright Bidco B.V., Term Loan 8.000% 3-Month LIBOR 8.000% 10/31/27 1,413,365
Total Semiconductors & Semiconductor Equipment 1,413,365
Software - 11.3%
1,447 Applied Systems, Inc., Term
Loan, First Lien
9.742% SOFR90A 4.500% 9/19/26 1,454,615
3,138 AppLovin Corporation, Term
Loan B
8.431% SOFR30A 3.100% 10/21/28 3,136,972
525 Apttus Corporation, Term
Loan
9.446% SOFR30A 4.000% 5/06/28 514,413
8,049 Avaya, Inc., Term Loan 13.831% SOFR30A 8.500% 8/01/28 6,751,464
8,632 Banff Merger Sub Inc, Term
Loan
9.196% SOFR30A 3.750% 10/02/25 8,639,542
8,297 Camelot U.S. Acquisition
LLC, Term Loan B
8.446% SOFR30A 3.000% 10/31/26 8,308,185
3,335 Camelot U.S. Acquisition
LLC, Term Loan B
8.446% SOFR30A 3.000% 10/31/26 3,338,850
1,774 CCC Intelligent Solutions
Inc., Term Loan B
7.570% SOFR30A 2.250% 9/21/28 1,773,914
4,044 CDK Global, Inc., Term Loan
B
9.492% SOFR90A 4.250% 6/09/29 4,051,553
2,718 DTI Holdco, Inc., Term Loan 10.119% SOFR90A 4.750% 4/21/29 2,635,875
1,837 Emerald TopCo Inc, Term
Loan
8.820% SOFR30A 3.500% 7/25/26 1,797,986

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Software (continued)
$ 12,970 Epicor Software Corporation,
Term Loan
8.696% SOFR30A 3.250% 7/31/27 $ 12,971,862
20,517 Finastra USA, Inc., Term
Loan, First Lien
9.231% 3-Month LIBOR 3.500% 6/13/24 20,515,175
5,907 Greeneden U.S. Holdings II,
LLC, Term Loan B4
9.446% SOFR30A 4.000% 12/01/27 5,914,484
1,536 Greenway Health, LLC, Term
Loan, First Lien
9.271% 3-Month LIBOR 3.750% 2/16/24 1,310,174
985 Hyland Software, Inc., Term
Loan, First Lien
8.946% SOFR30A 3.500% 7/01/24 984,985
2,100 IGT Holding IV AB, Term
Loan B2
8.712% SOFR90A 3.400% 3/29/28 2,094,904
6,540 Informatica LLC, Term Loan B 8.196% SOFR30A 2.750% 10/14/28 6,542,643
3,533 Instructure Holdings, Inc.,
Term Loan B
8.070% SOFR30A 2.750% 10/29/28 3,530,001
792 iQor US Inc., Second Out
Term Loan
12.931% SOFR30A 7.600% 11/19/25 558,594
7,944 McAfee, LLC, Term Loan B 9.168% SOFR30A 3.750% 2/03/29 7,814,366
5,501 NortonLifeLock Inc., Term
Loan B
7.431% SOFR30A 2.000% 1/28/29 5,499,815
23,578 Open Text Corporation,
Term Loan B
8.138% SOFR90A 2.750% 1/31/30 23,632,495
391 Project Ruby Ultimate Parent
Corp., Term Loan
8.696% SOFR30A 3.250% 3/10/28 384,611
2,125 Quartz Acquireco LLC, Term
Loan B
8.820% TSFR1M 3.500% 4/14/30 2,127,656
– (f) RealPage, Inc, Term Loan,
First Lien
8.446% SOFR30A 3.000% 4/22/28 135
6,040 Sophia, L.P., Term Loan B 9.038% 3-Month LIBOR 3.500% 10/07/27 6,038,423
814 SS&C European Holdings
Sarl, Term Loan B4
7.196% SOFR30A 1.750% 4/16/25 815,424
863 SS&C Technologies Inc.,
Term Loan B3
7.196% SOFR30A 1.750% 4/16/25 863,541
2,004 SS&C Technologies Inc.,
Term Loan B6
7.681% SOFR30A 2.250% 3/22/29 2,006,260
3,021 SS&C Technologies Inc.,
Term Loan B7
7.681% SOFR30A 2.250% 3/22/29 3,023,821
12,315 Ultimate Software Group Inc
(The), Term Loan
8.618% SOFR90A 3.250% 5/03/26 12,332,399
4,689 Ultimate Software Group Inc
(The), Term Loan B
9.219% TSFR3M 3.750% 5/03/26 4,696,294
1,065 Ultimate Software Group Inc
(The), Term Loan, Second
Lien
10.618% SOFR90A 5.250% 5/03/27 1,062,247
3,288 Vision Solutions, Inc., Term
Loan
9.863% TSFR3M 4.000% 5/28/28 3,187,026
3,648 Zelis Healthcare Corporation,
Term Loan
8.933% CME Term
SOFR 1 Month
350.000% 9/30/26 3,655,101
Total Software 173,965,805
Specialty Retail - 2.6%
821 Academy, Ltd., Term Loan 9.288% 3-Month LIBOR 3.750% 11/06/27 825,419
564 Avis Budget Car Rental, LLC,
Term Loan B
7.196% SOFR30A 1.750% 8/06/27 562,002
8,082 Avis Budget Car Rental, LLC,
Term Loan C
8.931% SOFR30A 3.500% 3/15/29 8,093,025
3,817 Driven Holdings, LLC, Term
Loan B
8.430% SOFR30A 3.000% 12/17/28 3,740,323
3,687 Jo-Ann Stores, Inc., Term
Loan B1
10.362% SOFR90A 4.750% 6/30/28 1,539,172

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
Specialty Retail (continued)
$ 2,198 LBM Acquisition LLC, Term
Loan B
9.181% SOFR30A 3.750% 12/18/27 $ 2,142,819
1,355 Les Schwab Tire Centers,
Term Loan B
8.682% SOFR30A 3.250% 11/02/27 1,353,873
18,681 PetSmart, Inc., Term Loan B 9.181% SOFR30A 3.750% 2/12/28 18,667,550
555 Restoration Hardware, Inc.,
Term Loan B
7.946% SOFR30A 2.500% 10/15/28 539,059
328 Staples, Inc., Term Loan 10.634% 3-Month LIBOR 5.000% 4/12/26 281,937
724 Staples, Inc., Term Loan B2 10.134% 3-Month LIBOR 4.500% 9/12/24 714,009
2,220 Wand NewCo 3, Inc., Term
Loan
8.181% SOFR30A 2.750% 2/05/26 2,220,893
Total Specialty Retail 40,680,081
Technology Hardware, Storage & Peripherals - 0.3%
4,713 NCR Corporation, Term Loan 7.946% SOFR30A 2.500% 8/28/26 4,713,147
Total Technology Hardware, Storage & Peripherals 4,713,147
Textiles, Apparel & Luxury Goods - 0.5%
4,186 Birkenstock GmbH & Co. KG,
Term Loan B
8.877% SOFR90A 3.250% 4/28/28 4,179,619
3,280 Crocs Inc 8.431% TSFR1M +
TSFR3M
3.100% 2/19/29 3,296,615
Total Textiles, Apparel & Luxury Goods 7,476,234
Trading Companies & Distributors - 0.9%
4,101 Core & Main LP, Term Loan B 7.407% 1 + 6 Month
LIBOR
2.500% 6/10/28 4,100,391
3,512 Fly Funding II S.a.r.l., Term
Loan B
7.380% 3-Month LIBOR 1.750% 8/09/25 3,320,154
6,305 Windsor Holdings III, LLC,
Term Loan B
9.818% TSFR1M 4.500% 6/27/30 6,291,885
Total Trading Companies & Distributors 13,712,430
Transportation Infrastructure - 0.7%
422 Brown Group Holding, LLC,
Term Loan B
7.820% SOFR30A 2.500% 4/22/28 418,288
2,629 Brown Group Holding, LLC,
Term Loan B2
9.119% SOFR30A +
SOFR90A
3.750% 6/09/29 2,630,521
4,917 KKR Apple Bidco, LLC, Term
Loan
8.196% SOFR30A 2.750% 9/23/28 4,869,952
2,961 KKR Apple Bidco, LLC, Term
Loan
9.331% SOFR30A 4.000% 9/23/28 2,966,313
Total Transportation Infrastructure 10,885,074
Wireless Telecommunication Services - 1.3%
2,485 GOGO Intermediate
Holdings LLC, Term Loan B
9.196% SOFR30A 3.750% 4/30/28 2,491,924
12,567 Intelsat Jackson Holdings
S.A., Term Loan B
9.772% SOFR90A 4.250% 1/27/29 12,582,398
4,627 Iridium Satellite LLC, Term
Loan B2
7.931% SOFR30A 2.500% 11/04/26 4,638,901
Total Wireless Telecommunication Services 19,713,223
Total Variable Rate Senior Loan Interests
(cost $1,310,374,917) 1,280,665,896

Principal
Amount (000) Description (a) Coupon Maturity Value
X – CORPORATE BONDS - 13 .8%
X 212,133,489
Automobile Components - 0.1%
$ 1,000 Clarios Global LP / Clarios US Finance Co, 144A 6.750% 5/15/28 $ 997,360
525 Dana Financing Luxembourg Sarl, 144A 5.750% 4/15/25 515,041
Total Automobile Components 1,512,401
Automobiles - 0.1%
1,500 Ford Motor Credit Co LLC 5.584% 3/18/24 1,492,269
Total Automobiles 1,492,269
Commercial Services & Supplies - 1.7%
12,050 GFL Environmental Inc, 144A 5.125% 12/15/26 11,659,763
10,905 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A
5.750% 4/15/26 10,701,569
4,000 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A
5.250% 4/15/24 3,964,383
250 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A (g)
6.250% 1/15/28 238,100
Total Commercial Services & Supplies 26,563,815
Communications Equipment - 0.3%
3,500 Commscope Inc, 144A 6.000% 3/01/26 3,180,679
714 Commscope Inc, 144A 8.250% 3/01/27 473,032
Total Communications Equipment 3,653,711
Consumer Staples Distribution & Retail - 0.5%
8,000 US Foods Inc, 144A 6.250% 4/15/25 8,020,944
Total Consumer Staples Distribution & Retail 8,020,944
Containers & Packaging - 0.4%
4,000 Ardagh Metal Packaging Finance USA LLC / Ardagh
Metal Packaging Finance PLC, 144A
4.000% 9/01/29 3,251,201
2,280 LABL Inc, 144A 9.500% 11/01/28 2,346,736
1,000 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen
Group Issuer LLC, 144A
4.375% 9/30/28 887,502
Total Containers & Packaging 6,485,439
Diversified Telecommunication Services - 0.9%
6,284 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 5,723,480
1,000 Frontier Communications Holdings LLC (g) 5.875% 11/01/29 740,584
5,910 Level 3 Financing Inc, 144A 10.500% 5/15/30 6,003,321
2,000 Level 3 Financing Inc, 144A 3.400% 3/01/27 1,845,893
Total Diversified Telecommunication Services 14,313,278
Electric Utilities - 0.2%
5,340 Bruce Mansfield Unit 1 2007 Pass Through Trust (e) 6.850% 6/01/34 53
496 Pacific Gas and Electric Co 3.150% 1/01/26 462,796
497 Pacific Gas and Electric Co 4.500% 7/01/40 382,512
2,602 PG&E Corp (g) 5.000% 7/01/28 2,393,599
Total Electric Utilities 3,238,960
Energy Equipment & Services - 0.6%
5,000 Shelf Drilling Holdings Ltd, 144A 8.250% 2/15/25 4,924,000
1,000 Shelf Drilling Holdings Ltd, 144A 8.875% 11/15/24 1,002,230
2,000 Transocean Inc, 144A 11.500% 1/30/27 2,111,070
1,000 Weatherford International Ltd, 144A 8.625% 4/30/30 1,024,207
Total Energy Equipment & Services 9,061,507

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000)   Description (a) Coupon Maturity Value
Entertainment - 0.0%
$ 630 AMC Entertainment Holdings Inc, 144A , (cash 10.000%,
PIK 12.000%)
10.000% 6/15/26 $ 437,228
1,955 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A (e)
5.375% 8/15/26 46,060
2,000 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A (e)
6.625% 8/15/27 40,000
Total Entertainment 523,288
Health Care Providers & Services - 1.4%
585 CHS/Community Health Systems Inc, 144A 8.000% 3/15/26 571,052
250 CHS/Community Health Systems Inc, 144A 6.000% 1/15/29 209,375
2,000 Global Medical Response Inc, 144A 6.500% 10/01/25 1,381,739
1,000 HCA Inc 5.000% 3/15/24 994,251
492 Heartland Dental LLC / Heartland Dental Finance Corp,
144A
8.500% 5/01/26 462,480
2,000 Select Medical Corp, 144A 6.250% 8/15/26 1,981,043
13,500 Tenet Healthcare Corp 4.875% 1/01/26 13,086,659
2,500 Tenet Healthcare Corp 4.625% 6/15/28 2,302,045
500 Tenet Healthcare Corp 6.125% 10/01/28 481,565
Total Health Care Providers & Services 21,470,209
Hotel & Resort REITs - 0.2%
3,000 RLJ Lodging Trust LP, 144A 3.750% 7/01/26 2,748,750
Total Hotel & Resort REITs 2,748,750
Hotels, Restaurants & Leisure - 1.2%
1,250 1011778 BC ULC / New Red Finance Inc, 144A 4.000% 10/15/30 1,058,939
7,230 Caesars Entertainment Inc, 144A 6.250% 7/01/25 7,173,876
1,000 Caesars Entertainment Inc, 144A 7.000% 2/15/30 1,003,827
1,500 Carnival Corp, 144A 7.000% 8/15/29 1,521,987
1,000 Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc, 144A
4.625% 1/15/29 865,070
5,500 Life Time Inc, 144A 5.750% 1/15/26 5,366,048
2,000 MGM Resorts International 6.750% 5/01/25 2,003,322
Total Hotels, Restaurants & Leisure 18,993,069
Insurance - 0.4%
2,100 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 1,906,654
4,000 HUB International Ltd, 144A 7.250% 6/15/30 4,071,560
Total Insurance 5,978,214
IT Services - 0.2%
2,500 SABRE GLBL INC, 144A 7.375% 9/01/25 2,456,996
Total IT Services 2,456,996
Media - 1.3%
3,000 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 7.375% 3/03/31 2,982,734
2,900 Clear Channel Outdoor Holdings Inc, 144A 5.125% 8/15/27 2,597,362
3,730 CSC Holdings LLC, 144A 3.375% 2/15/31 2,561,659
508 iHeartCommunications Inc 6.375% 5/01/26 443,045
500 iHeartCommunications Inc, 144A 5.250% 8/15/27 395,363
3,900 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 3,287,700
500 Outfront Media Capital LLC / Outfront Media Capital
Corp, 144A
5.000% 8/15/27 452,500
1,000 Radiate Holdco LLC / Radiate Finance Inc, 144A 4.500% 9/15/26 779,382
7,000 Ziggo Bond Co BV, 144A 6.000% 1/15/27 6,510,196
Total Media 20,009,941

Principal
Amount (000)   Description (a) Coupon Maturity Value
Metals & Mining - 0.1%
$ 1,500 Arsenal AIC Parent LLC, 144A 8.000% 10/01/30 $ 1,531,860
Total Metals & Mining 1,531,860
Oil, Gas & Consumable Fuels - 1.2%
2,500 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
8.125% 1/15/27 2,389,376
1,500 Citgo Holding Inc, 144A 9.250% 8/01/24 1,500,300
6,500 Citgo Petroleum Corp, 144A 7.000% 6/15/25 6,435,000
4,000 Matador Resources Co 5.875% 9/15/26 3,901,352
1,000 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 995,575
250 NGL Energy Partners LP / NGL Energy Finance Corp 6.125% 3/01/25 245,619
3,307 PBF Holding Co LLC / PBF Finance Corp 7.250% 6/15/25 3,307,227
Total Oil, Gas & Consumable Fuels 18,774,449
Passenger Airlines - 2.0%
3,287 Air Canada, 144A 3.875% 8/15/26 3,035,285
1,500 Allegiant Travel Co, 144A 7.250% 8/15/27 1,468,125
20,000 American Airlines Inc, 144A 11.750% 7/15/25 21,890,869
1,500 American Airlines Inc, 144A 7.250% 2/15/28 1,473,478
1,500 United Airlines Inc, 144A 4.625% 4/15/29 1,333,726
1,000 United Airlines Inc, 144A 4.375% 4/15/26 942,432
Total Passenger Airlines 30,143,915
Pharmaceuticals - 0.2%
3,000 Organon & Co / Organon Foreign Debt Co-Issuer BV,
144A
5.125% 4/30/31 2,556,010
Total Pharmaceuticals 2,556,010
Professional Services - 0.1%
1,000 SABRE GLBL INC, 144A (g) 11.250% 12/15/27 953,337
Total Professional Services 953,337
Specialty Retail - 0.6%
10,650 Hertz Corp/The, 144A 4.625% 12/01/26 9,642,403
Total Specialty Retail 9,642,403
Trading Companies & Distributors - 0.1%
2,000 Windsor Holdings III LLC, 144A 8.500% 6/15/30 2,008,724
Total Trading Companies & Distributors 2,008,724
Total Corporate Bonds
(cost $219,421,252) 212,133,489
Shares Description (a) Value
X – COMMON STOCKS - 1 .6%
X 24,260,703
Banks - 0.0%
28,137 iQor US Inc (h) $ 23,748
Total Banks 23,748
Broadline Retail - 0.0%
99 Belk Inc (h) 792
Total Broadline Retail 792
Communications Equipment - 0.0%
24,672 Windstream Services PE LLC (h) 234,384
Total Communications Equipment 234,384

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Shares Description (a) Value
Construction & Engineering - 0.0%
2,687 TNT Crane & Rigging Inc (h) $ 16,122
4,761 TNT Crane & Rigging Inc (h) 1,190
Total Construction & Engineering 17,312
Diversified Consumer Services - 0.0%
17,726 Cengage Learning Holdings II Inc (h) 169,868
Total Diversified Consumer Services 169,868
Diversified Telecommunication Services - 0.0%
18,781 Windstream Services PE LLC (h) 178,420
Total Diversified Telecommunication Services 178,420
Energy Equipment & Services - 0.7%
85,364 Quarternorth Energy Holding Inc (h) 10,072,952
76,990 Transocean Ltd (h) 629,778
5,884 Vantage Drilling International (h) 136,803
Total Energy Equipment & Services 10,839,533
Health Care Equipment & Supplies - 0.0%
52,393 Onex Carestream Finance LP (h) 104,786
Total Health Care Equipment & Supplies 104,786
Health Care Providers & Services - 0.0%
61,430 Millennium Health LLC (h),(i) 8,478
57,666 Millennium Health LLC (h),(i) 2,191
Total Health Care Providers & Services 10,669
Hotels, Restaurants & Leisure - 0.0%
159,883 24 Hour Fitness Worldwide Inc (h) 960
76,044 24 Hour Fitness Worldwide Inc (h) 456
953 Crown Finance US Inc (h) 20,073
Total Hotels, Restaurants & Leisure 21,489
Independent Power and Renewable Electricity Producers - 0.6%
115,290 Energy Harbor Corp (h),(j) 9,124,742
Total Independent Power and Renewable Electricity Producers 9,124,742
Marine Transportation - 0.0%
1,018 ACBL HLDG CORP (h) 40,720
Total Marine Transportation 40,720
Media - 0.0%
7,105 Catalina Marketing Corp (h) 14,210
Total Media 14,210
Oil, Gas & Consumable Fuels - 0.1%
8,735 California Resources Corp 487,762
2,246 Chord Energy Corp 362,729
Total Oil, Gas & Consumable Fuels 850,491
Professional Services - 0.0%
109,621 Skillsoft Corp (g),(h) 143,604
Total Professional Services 143,604
Semiconductors & Semiconductor Equipment - 0.0%
63,592 Bright Bidco BV (h),(i) 25,714
46,554 TNT Crane and Rigging Inc (h) 19,646
Total Semiconductors & Semiconductor Equipment 45,360

Shares Description (a) Value
Software - 0.2%
270,704 Avaya Inc (h) $ 2,075,488
57,126 Avaya Inc (h),(i) 365,087
Total Software 2,440,575
Total Common Stocks
(cost $36,293,260) 24,260,703
Shares Description (a) Value
X – WARRANTS - 0 .8%
X 11,446,889
Energy Equipment & Services - 0.5%
55,057 Quarternorth Energy Holding Inc $ 6,496,726
28,708 Quarternorth Energy Holding Inc 334,936
55,290 Quarternorth Energy Holding Inc 276,450
Total Energy Equipment & Services 7,108,112
Entertainment - 0.3%
192,004 Cineworld Group PLC 4,044,181
90,106 Cineworld Warrant –
Total Entertainment 4,044,181
Marine Transportation - 0.0%
3,029 ACBL HLDG CORP 151,450
3,984 ACBL HLDG CORP 87,648
1,071 ACBL HLDG CORP 42,840
3,029 American Commercial Barge Line LLC (i) 1,060
3,984 American Commercial Barge Line LLC (i) 996
Total Marine Transportation 283,994
Oil, Gas & Consumable Fuels - 0.0%
500 California Resources Corp 10,600
Total Oil, Gas & Consumable Fuels 10,600
Wireless Telecommunication Services - 0.0%
4 Intelsat SA/Luxembourg 2
Total Wireless Telecommunication Services 2
Total Warrants
(cost $4,296,596) 11,446,889

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Shares Description (a) Coupon Value
X – CONVERTIBLE PREFERRED SECURITIES - 0 .0%
X 281,474
Marine Transportation - 0.0%
4,313 ACBL HLDG CORP 0.000% $ 215,650
2,992 ACBL HLDG CORP 0.000% 65,824
Total Marine Transportation 281,474
Total Convertible Preferred Securities
(cost $209,338) 281,474
Total Long-Term Investments
(cost $1,570,595,363) 1,528,788,451
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
4,518,703 State Street Navigator Securities Lending Government
Money Market Portfolio (k)
5.350%(l) $ 4,518,703
Total Investments Purchased with Collateral from Securities Lending
(cost $4,518,703) 4,518,703
Shares Description (a) Coupon Value
SHORT-TERM INVESTMENTS - 0.0%
– INVESTMENT COMPANIES - 0 .0%
X 446,106
446,106 BlackRock Liquidity Funds T-Fund 3.580%(m) $ 446,106
Total Investment Companies
(cost $446,106) 446,106
Total Short-Term Investments
(cost $446,106) 446,106
Total Investments
(cost $ 1,575,560,172 ) - 99 .6% 1,533,753,260
Borrowings - (0.8)% (n) (11,600,000)
Other Assets & Liabilities, Net -   1.2% 18,290,352
Net Assets - 100% $ 1,540,443,612
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(c) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(d) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Principal Amount (000) rounds to less than $1,000.
(g) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,330,225.
(h) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(i) For fair value measurement disclosure purposes, investment classified as Level 3.

(j) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1
2007 Pass-Through Trust. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy
Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the fourth quarter of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(k) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(n) Borrowings as a percentage of Total Investments is 0.8%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
CME Chicago Mercantile Exchange
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT Real Estate Investment Trust
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen High Yield Income Fund
Portfolio of Investments August 31, 2023
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 95.8%
X – CORPORATE BONDS - 73 .3%
X 372,720,350
Aerospace & Defense - 2.2%
$ 3,174 Bombardier Inc, 144A 7.500% 2/01/29 $ 3,110,157
2,100 Bombardier Inc, 144A (b) 6.000% 2/15/28 1,962,718
4,205 TransDigm Inc, 144A 6.875% 12/15/30 4,232,753
2,000 TransDigm Inc, 144A 6.750% 8/15/28 2,007,011
Total Aerospace & Defense 11,312,639
Air Freight & Logistics - 0.5%
2,867 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 2,590,048
Total Air Freight & Logistics 2,590,048
Automobile Components - 2.5%
3,450 Dana Inc 4.500% 2/15/32 2,785,496
2,000 Dana Inc (b) 5.625% 6/15/28 1,882,720
2,850 Goodyear Tire & Rubber Co/The (b) 5.000% 7/15/29 2,529,369
2,850 Goodyear Tire & Rubber Co/The 5.625% 4/30/33 2,440,090
3,500 IHO Verwaltungs GmbH, 144A , (cash 4.750%, PIK
5.500%)
4.750% 9/15/26 3,266,870
Total Automobile Components 12,904,545
Automobiles - 2.3%
4,200 Ford Motor Credit Co LLC (SOFR reference rate +
2.950% spread) (c)
7.526% 3/06/26 4,210,376
3,908 Ford Motor Credit Co LLC 7.350% 3/06/30 3,977,535
3,420 Ford Motor Credit Co LLC 6.800% 5/12/28 3,418,602
Total Automobiles 11,606,513
Beverages - 0.8%
3,175 Primo Water Holdings Inc, 144A 4.375% 4/30/29 2,786,063
1,500 Triton Water Holdings Inc, 144A 6.250% 4/01/29 1,275,081
Total Beverages 4,061,144
Biotechnology - 0.2%
1,715 Emergent BioSolutions Inc, 144A 3.875% 8/15/28 823,200
Total Biotechnology 823,200
Broadline Retail - 1.4%
5,000 Kohl's Corp 4.625% 5/01/31 3,681,250
2,992 Macy's Retail Holdings LLC, 144A (b) 6.125% 3/15/32 2,565,640
700 Macy's Retail Holdings LLC, 144A (b) 5.875% 4/01/29 632,787
Total Broadline Retail 6,879,677
Capital Markets - 2.1%
2,000 AG TTMT Escrow Issuer LLC, 144A 8.625% 9/30/27 2,061,214
3,075 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 2,823,954
3,000 Hunt Cos Inc, 144A 5.250% 4/15/29 2,291,518
4,625 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/01/29 3,652,605
Total Capital Markets 10,829,291

Principal
Amount (000)   Description (a) Coupon Maturity Value
Chemicals - 1.5%
$ 2,000 Celanese US Holdings LLC 6.330% 7/15/29 $ 1,988,002
2,481 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A (b)
5.375% 9/01/25 2,311,289
4,195 Tronox Inc, 144A 4.625% 3/15/29 3,456,829
Total Chemicals 7,756,120
Commercial Services & Supplies - 2.4%
5,270 Allied Universal Holdco LLC / Allied Universal Finance
Corp, 144A
6.625% 7/15/26 5,012,529
1,500 Garda World Security Corp, 144A 4.625% 2/15/27 1,387,662
1,350 Garda World Security Corp, 144A 7.750% 2/15/28 1,339,958
4,925 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A (b)
6.250% 1/15/28 4,690,575
Total Commercial Services & Supplies 12,430,724
Construction & Engineering - 0.2%
1,025 Brand Industrial Services Inc, 144A 10.375% 8/01/30 1,057,062
Total Construction & Engineering 1,057,062
Construction Materials - 0.4%
1,800 Gates Global LLC / Gates Corp, 144A 6.250% 1/15/26 1,782,065
Total Construction Materials 1,782,065
Consumer Finance - 1.7%
3,000 Navient Corp 4.875% 3/15/28 2,612,910
1,975 Navient Corp 5.500% 3/15/29 1,688,566
2,850 OneMain Finance Corp (b) 4.000% 9/15/30 2,219,124
2,250 OneMain Finance Corp (b) 7.125% 3/15/26 2,213,423
Total Consumer Finance 8,734,023
Consumer Staples Distribution & Retail - 0.8%
2,785 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
6.500% 2/15/28 2,772,130
1,555 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
5.875% 2/15/28 1,509,192
Total Consumer Staples Distribution & Retail 4,281,322
Containers & Packaging - 1.2%
2,000 Mauser Packaging Solutions Holding Co, 144A 7.875% 8/15/26 1,969,490
2,000 Owens-Brockway Glass Container Inc, 144A 6.625% 5/13/27 1,976,960
1,460 Owens-Brockway Glass Container Inc, 144A 7.250% 5/15/31 1,473,067
565 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen
Group Issuer LLC, 144A
4.375% 9/30/28 501,439
Total Containers & Packaging 5,920,956
Diversified Telecommunication Services - 3.1%
2,000 Altice France SA/France, 144A 8.125% 2/01/27 1,690,280
3,500 Cablevision Lightpath LLC, 144A 3.875% 9/15/27 2,922,033
2,500 Iliad Holding SASU, 144A 7.000% 10/15/28 2,326,414
4,250 Level 3 Financing Inc, 144A 4.625% 9/15/27 3,196,150
3,000 Level 3 Financing Inc, 144A 3.400% 3/01/27 2,768,840
3,750 Virgin Media Finance PLC, 144A 5.000% 7/15/30 3,032,850
Total Diversified Telecommunication Services 15,936,567
Electric Utilities - 0.8%
1,800 Bruce Mansfield Unit 1 2007 Pass Through Trust (d) 6.850% 6/01/34 18
3,750 Talen Energy Supply LLC, 144A 8.625% 6/01/30 3,904,534
Total Electric Utilities 3,904,552

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000)   Description (a) Coupon Maturity Value
Electrical Equipment - 0.6%
$ 3,000 GrafTech Global Enterprises Inc, 144A 9.875% 12/15/28 $ 2,925,000
Total Electrical Equipment 2,925,000
Electronic Equipment - 0.4%
2,350 Imola Merger Corp, 144A 4.750% 5/15/29 2,088,814
Total Electronic Equipment 2,088,814
Energy Equipment & Services - 1.3%
2,060 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 1,966,574
1,500 Transocean Inc, 144A 11.500% 1/30/27 1,583,303
3,000 Transocean Titan Financing Ltd, 144A 8.375% 2/01/28 3,082,117
Total Energy Equipment & Services 6,631,994
Entertainment - 0.4%
2,340 Univision Communications Inc, 144A 4.500% 5/01/29 2,014,124
Total Entertainment 2,014,124
Gas Utilities - 1.0%
3,042 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 2,683,969
2,425 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 2,279,575
Total Gas Utilities 4,963,544
Ground Transportation - 0.5%
2,500 XPO Inc, 144A 7.125% 6/01/31 2,513,290
Total Ground Transportation 2,513,290
Health Care Equipment & Supplies - 0.4%
2,735 Embecta Corp, 144A 5.000% 2/15/30 2,222,188
Total Health Care Equipment & Supplies 2,222,188
Health Care Providers & Services - 3.8%
3,000 CHS/Community Health Systems Inc, 144A 5.625% 3/15/27 2,639,832
2,500 CHS/Community Health Systems Inc, 144A 4.750% 2/15/31 1,862,500
2,025 CHS/Community Health Systems Inc, 144A 5.250% 5/15/30 1,596,972
3,000 Global Medical Response Inc, 144A 6.500% 10/01/25 2,072,608
920 Heartland Dental LLC / Heartland Dental Finance Corp,
144A
8.500% 5/01/26 864,800
3,000 LifePoint Health Inc, 144A 9.875% 8/15/30 2,962,500
2,000 Select Medical Corp, 144A 6.250% 8/15/26 1,981,043
5,515 Tenet Healthcare Corp, 144A 6.750% 5/15/31 5,487,702
Total Health Care Providers & Services 19,467,957
Health Care REITs - 0.6%
2,250 MPT Operating Partnership LP / MPT Finance Corp 5.000% 10/15/27 1,777,374
1,800 MPT Operating Partnership LP / MPT Finance Corp 3.500% 3/15/31 1,166,579
Total Health Care REITs 2,943,953
Hotels, Restaurants & Leisure - 5.0%
3,050 CDI Escrow Issuer Inc, 144A 5.750% 4/01/30 2,836,520
3,209 Cinemark USA Inc, 144A (b) 5.875% 3/15/26 3,080,681
1,500 Life Time Inc, 144A 5.750% 1/15/26 1,463,468
2,000 Merlin Entertainments Ltd, 144A 5.750% 6/15/26 1,939,780
3,345 NCL Corp Ltd, 144A 8.375% 2/01/28 3,447,922
2,000 NCL Corp Ltd, 144A 5.875% 3/15/26 1,885,758
4,480 Royal Caribbean Cruises Ltd, 144A 8.250% 1/15/29 4,681,882
2,300 Royal Caribbean Cruises Ltd, 144A 11.625% 8/15/27 2,506,139
940 Royal Caribbean Cruises Ltd, 144A 7.250% 1/15/30 954,284

Principal
Amount (000)   Description (a) Coupon Maturity Value
Hotels, Restaurants & Leisure (continued)
$ 2,735 Scientific Games International Inc, 144A 7.500% 9/01/31 $ 2,773,202
Total Hotels, Restaurants & Leisure 25,569,636
Household Durables - 0.3%
1,750 Newell Brands Inc 5.750% 4/01/46 1,420,156
Total Household Durables 1,420,156
Insurance - 2.0%
5,000 Acrisure LLC / Acrisure Finance Inc, 144A 7.000% 11/15/25 4,831,976
2,402 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
6.750% 4/15/28 2,366,484
1,230 AmWINS Group Inc, 144A 4.875% 6/30/29 1,103,615
1,655 HUB International Ltd, 144A 7.250% 6/15/30 1,684,608
Total Insurance 9,986,683
Interactive Media & Services - 0.3%
1,500 Getty Images Inc, 144A 9.750% 3/01/27 1,497,539
Total Interactive Media & Services 1,497,539
IT Services - 0.6%
2,000 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 1,735,060
1,500 CA Magnum Holdings, 144A 5.375% 10/31/26 1,337,337
Total IT Services 3,072,397
Machinery - 0.5%
2,392 Chart Industries Inc, 144A 9.500% 1/01/31 2,575,490
Total Machinery 2,575,490
Media - 7.1%
2,500 Altice Financing SA, 144A 5.000% 1/15/28 2,032,774
5,000 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.000% 2/01/28 4,607,480
2,642 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 7.375% 3/03/31 2,626,795
2,750 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 2,603,444
5,090 CSC Holdings LLC, 144A (b) 11.250% 5/15/28 5,020,388
4,000 DISH Network Corp, 144A 11.750% 11/15/27 4,058,564
2,000 LCPR Senior Secured Financing DAC, 144A 6.750% 10/15/27 1,882,500
2,113 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 1,781,259
1,850 Sirius XM Radio Inc, 144A 4.000% 7/15/28 1,601,954
1,640 UPC Broadband Finco BV, 144A 4.875% 7/15/31 1,353,574
2,450 UPC Holding BV, 144A 5.500% 1/15/28 2,180,500
2,113 Virgin Media Secured Finance PLC, 144A 5.500% 5/15/29 1,931,492
5,220 VZ Secured Financing BV, 144A 5.000% 1/15/32 4,255,633
Total Media 35,936,357
Metals & Mining - 2.7%
3,490 Arsenal AIC Parent LLC, 144A 8.000% 10/01/30 3,564,127
3,509 Cleveland-Cliffs Inc, 144A 6.750% 4/15/30 3,345,212
2,000 FMG Resources August 2006 Pty Ltd, 144A 5.875% 4/15/30 1,855,897
2,170 Mineral Resources Ltd, 144A 8.500% 5/01/30 2,177,761
3,145 SunCoke Energy Inc, 144A 4.875% 6/30/29 2,676,267
Total Metals & Mining 13,619,264

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000)   Description (a) Coupon Maturity Value
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
$ 2,000 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc,
144A
3.625% 3/01/29 $ 1,702,265
1,000 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc,
144A
2.875% 10/15/26 888,750
340 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc,
144A
3.875% 3/01/31 276,748
Total Mortgage Real Estate Investment Trusts (REITs) 2,867,763
Oil, Gas & Consumable Fuels - 9.5%
1,835 Antero Midstream Partners LP / Antero Midstream
Finance Corp, 144A
5.375% 6/15/29 1,719,479
3,795 Baytex Energy Corp, 144A 8.500% 4/30/30 3,847,925
3,148 Callon Petroleum Co, 144A (b) 7.500% 6/15/30 3,111,521
1,750 Callon Petroleum Co, 144A 8.000% 8/01/28 1,774,638
760 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
8.125% 1/15/27 726,370
1,440 Civitas Resources Inc, 144A 8.375% 7/01/28 1,483,200
2,375 Civitas Resources Inc, 144A 8.750% 7/01/31 2,458,125
1,530 CNX Midstream Partners LP, 144A 4.750% 4/15/30 1,320,297
4,000 Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp, 144A
6.000% 2/01/29 3,926,880
1,500 DT Midstream Inc, 144A 4.125% 6/15/29 1,328,879
2,900 Energean Israel Finance Ltd, 144A , Reg S 5.875% 3/30/31 2,554,900
1,615 EnLink Midstream LLC, 144A 6.500% 9/01/30 1,619,128
3,550 EQM Midstream Partners LP 6.500% 7/15/48 3,222,504
1,840 EQM Midstream Partners LP, 144A 6.500% 7/01/27 1,828,358
1,908 Genesis Energy LP / Genesis Energy Finance Corp 8.000% 1/15/27 1,880,962
2,525 Genesis Energy LP / Genesis Energy Finance Corp 8.875% 4/15/30 2,514,870
575 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 5.750% 2/01/29 533,312
2,930 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.000% 2/01/31 2,683,982
3,150 Parkland Corp/Canada, 144A 4.625% 5/01/30 2,776,946
3,075 PBF Holding Co LLC / PBF Finance Corp, 144A 7.875% 9/15/30 3,066,759
1,800 USA Compression Partners LP / USA Compression
Finance Corp
6.875% 4/01/26 1,779,786
340 USA Compression Partners LP / USA Compression
Finance Corp
6.875% 9/01/27 331,441
1,985 Venture Global LNG Inc, 144A 8.125% 6/01/28 2,002,357
Total Oil, Gas & Consumable Fuels 48,492,619
Passenger Airlines - 1.7%
2,487 Allegiant Travel Co, 144A 7.250% 8/15/27 2,434,151
3,000 American Airlines Inc, 144A 11.750% 7/15/25 3,283,630
1,945 American Airlines Inc, 144A (b) 7.250% 2/15/28 1,910,610
1,250 United Airlines Inc, 144A 4.625% 4/15/29 1,111,439
Total Passenger Airlines 8,739,830
Personal Care Products - 0.7%
3,850 Kronos Acquisition Holdings Inc / KIK Custom Products
Inc, 144A (b)
7.000% 12/31/27 3,388,000
Total Personal Care Products 3,388,000
Professional Services - 1.4%
1,800 ASGN Inc, 144A 4.625% 5/15/28 1,617,627
2,440 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 2,072,132
1,500 Verscend Escrow Corp, 144A 9.750% 8/15/26 1,492,270
2,000 VT Topco Inc, 144A 8.500% 8/15/30 2,030,000
Total Professional Services 7,212,029

Principal
Amount (000)   Description (a) Coupon Maturity Value
Real Estate Management & Development - 0.3%
$ 1,522 Anywhere Real Estate Group LLC / Anywhere Co-Issuer
Corp, 144A
7.000% 4/15/30 $ 1,372,063
97 Realogy Group LLC / Realogy Co-Issuer Corp, 144A 5.750% 1/15/29 69,470
Total Real Estate Management & Development 1,441,533
Software - 0.6%
3,000 Gen Digital Inc, 144A 6.750% 9/30/27 3,007,561
Total Software 3,007,561
Specialized REITs - 1.2%
2,310 Iron Mountain Inc, 144A 7.000% 2/15/29 2,303,676
1,815 Iron Mountain Information Management Services Inc,
144A
5.000% 7/15/32 1,567,187
2,392 Uniti Group LP / Uniti Group Finance Inc / CSL Capital
LLC, 144A
10.500% 2/15/28 2,386,341
Total Specialized REITs 6,257,204
Specialty Retail - 3.0%
1,850 Asbury Automotive Group Inc, 144A 5.000% 2/15/32 1,587,090
1,800 Bath & Body Works Inc, 144A 6.625% 10/01/30 1,755,580
340 Bath & Body Works Inc 6.875% 11/01/35 317,913
1,590 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 1,380,105
1,200 LCM Investments Holdings II LLC, 144A 8.250% 8/01/31 1,200,768
6,000 Michaels Cos Inc/The, 144A 7.875% 5/01/29 4,159,200
1,500 Michaels Cos Inc/The, 144A 5.250% 5/01/28 1,250,625
2,083 Staples Inc, 144A 7.500% 4/15/26 1,723,469
3,000 Staples Inc, 144A 10.750% 4/15/27 1,636,230
Total Specialty Retail 15,010,980
Textiles, Apparel & Luxury Goods - 1.0%
3,000 Hanesbrands Inc, 144A (b) 9.000% 2/15/31 3,011,726
2,882 Wolverine World Wide Inc, 144A 4.000% 8/15/29 2,158,647
Total Textiles, Apparel & Luxury Goods 5,170,373
Trading Companies & Distributors - 1.7%
3,508 Albion Financing 1 SARL / Aggreko Holdings Inc, 144A 6.125% 10/15/26 3,319,445
1,600 Albion Financing 2SARL, 144A (b) 8.750% 4/15/27 1,483,239
4,000 WESCO Distribution Inc, 144A 7.250% 6/15/28 4,070,940
Total Trading Companies & Distributors 8,873,624
Total Corporate Bonds
(cost $384,243,975) 372,720,350
Principal
Amount (000) Description (a) Coupon (e)
Reference
Rate (e) Spread (e) Maturity (f) Value
X – VARIABLE RATE SENIOR LOAN INTERESTS - 18 .1% (e)
X 92,009,347
Aerospace & Defense - 1.1%
$ 2,487 TransDigm, Inc., Term Loan H 8.492% SOFR90A 3.250% 2/22/27 $ 2,496,318
2,993 TransDigm, Inc., Term Loan I 8.492% SOFR90A 3.250% 8/24/28 2,998,111
Total Aerospace & Defense 5,494,429
Automobile Components - 0.4%
1,800 Clarios Global LP, Term Loan 9.081% SOFR30A 3.750% 4/20/30 1,799,721
Total Automobile Components 1,799,721

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000) Description (a) Coupon (e)
Reference
Rate (e) Spread (e) Maturity (f) Value
Beverages - 0.3%
$ 1,645 Triton Water Holdings, Inc,
Term Loan
8.753% SOFR90A 3.250% 3/31/28 $ 1,619,932
Total Beverages 1,619,932
Capital Markets - 0.7%
3,541 NFP Corp., Term Loan 8.696% SOFR30A 3.250% 2/13/27 3,499,246
Total Capital Markets 3,499,246
Commercial Services & Supplies - 0.4%
2,244 Prime Security Services
Borrower, LLC, Term Loan
8.182% SOFR30A 2.750% 9/23/26 2,247,413
Total Commercial Services & Supplies 2,247,413
Communications Equipment - 1.0%
5,417 CommScope, Inc., Term
Loan B
8.696% SOFR30A 3.250% 4/04/26 4,996,464
Total Communications Equipment 4,996,464
Containers & Packaging - 0.9%
2,700 Clydesdale Acquisition
Holdings Inc, Term Loan B ,
(WI/DD)
TBD TBD TBD TBD 2,685,892
1,980 LABL, Inc., Term Loan, First
Lien
10.431% SOFR30A 5.100% 10/29/28 1,976,878
Total Containers & Packaging 4,662,770
Diversified Telecommunication Services - 0.9%
4,730 Frontier Communications
Corp., Term Loan B
9.196% SOFR30A 3.750% 10/08/27 4,618,563
Total Diversified Telecommunication Services 4,618,563
Health Care Equipment & Supplies - 2.1%
2,887 Bausch & Lomb, Inc., Term
Loan
8.592% SOFR90A 3.250% 5/05/27 2,828,122
7,655 Medline Borrower, LP, Term
Loan B
8.696% SOFR30A 3.250% 10/21/28 7,659,474
Total Health Care Equipment & Supplies 10,487,596
Health Care Providers & Services - 0.4%
1,980 US Radiology Specialists,
Inc., Term Loan
10.681% SOFR30A 5.250% 12/15/27 1,930,174
Total Health Care Providers & Services 1,930,174
Hotels, Restaurants & Leisure - 1.9%
170 24 Hour Fitness Worldwide,
Inc., Exit Term Loan
19.684% 3-Month LIBOR 14.000% 9/29/26 89,208
398 24 Hour Fitness Worldwide,
Inc., Term Loan , (cash
10.529%, PIK 5.000%)
10.529% 3-Month LIBOR 5.000% 12/29/25 72,203
4,489 Caesars Entertainment Corp,
Term Loan B
8.681% SOFR30A 3.250% 1/25/30 4,498,872
3,200 Carnival Corporation, Term
Loan B
8.317% TSFR3M 3.000% 8/08/27 3,201,200
1,990 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.437% SOFR180A 3.500% 10/31/29 1,996,467
Total Hotels, Restaurants & Leisure 9,857,950

Principal
Amount (000) Description (a) Coupon (e)
Reference
Rate (e) Spread (e) Maturity (f) Value
Insurance - 1.1%
$ 2,239 Acrisure, LLC, Term Loan B,
First Lien
9.696% 1-Month LIBOR 4.250% 2/15/27 $ 2,235,838
650 AmWINS Group Inc , Term
Loan , (WI/DD)
TBD TBD TBD TBD 650,812
2,650 Broadstreet Partners, Inc.,
Term Loan B3 , (WI/DD)
TBD TBD TBD TBD 2,653,591
Total Insurance 5,540,241
Interactive Media & Services - 0.2%
982 Getty Images, Inc., Term
Loan B
9.842% SOFR90A 4.500% 2/19/26 984,637
Total Interactive Media & Services 984,637
IT Services - 0.5%
2,500 MPH Acquisition Holdings
LLC, Term Loan B
9.916% TSFR3M 4.250% 9/01/28 2,358,013
Total IT Services 2,358,013
Machinery - 0.7%
3,799 Emrld Borrower LP, Term
Loan B
8.331% SOFR90A 3.000% 5/04/30 3,807,247
Total Machinery 3,807,247
Media - 1.3%
3,591 CSC Holdings, LLC, Term
Loan B6
9.810% TSFR1M 4.500% 1/18/28 3,391,983
3,362 DirecTV Financing, LLC, Term
Loan
10.446% SOFR30A 5.000% 8/02/27 3,328,282
Total Media 6,720,265
Passenger Airlines - 0.4%
1,990 Air Canada, Term Loan B 9.128% SOFR90A 3.500% 8/11/28 1,994,746
Total Passenger Airlines 1,994,746
Pharmaceuticals - 1.2%
3,590 Jazz Financing Lux S.a.r.l.,
Term Loan
8.946% SOFR30A 3.500% 5/05/28 3,594,326
2,500 Organon & Co, Term Loan 8.431% TSFR1M 3.000% 6/02/28 2,508,600
Total Pharmaceuticals 6,102,926
Professional Services - 0.4%
2,135 Verscend Holding Corp.,
Term Loan B
9.446% SOFR30A 4.000% 8/27/25 2,137,648
Total Professional Services 2,137,648
Software - 1.1%
1,980 McAfee, LLC, Term Loan B 9.168% SOFR30A 3.750% 2/03/29 1,947,825
3,482 Open Text Corporation,
Term Loan B
8.138% SOFR90A 2.750% 1/31/30 3,490,492
Total Software 5,438,317
Textiles, Apparel & Luxury Goods - 0.3%
1,796 Hanesbrands, Inc., Term
Loan B
9.081% SOFR30A 3.750% 2/14/30 1,797,367
Total Textiles, Apparel & Luxury Goods 1,797,367

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000) Description (a) Coupon (e)
Reference
Rate (e) Spread (e) Maturity (f) Value
Trading Companies & Distributors - 0.5%
$ 2,430 Windsor Holdings III, LLC,
Term Loan B
9.818% TSFR1M 4.500% 6/27/30 $ 2,424,946
Total Trading Companies & Distributors 2,424,946
Wireless Telecommunication Services - 0.3%
1,485 GOGO Intermediate
Holdings LLC, Term Loan B
9.196% SOFR30A 3.750% 4/30/28 1,488,736
Total Wireless Telecommunication Services 1,488,736
Total Variable Rate Senior Loan Interests
(cost $91,674,733) 92,009,347
Shares Description (a) Value
X – EXCHANGE-TRADED FUNDS - 1 .7%
X 8,544,693
200,000 Invesco Senior Loan ETF (b) $ 4,218,000
102,723 SPDR Blackstone Senior Loan ETF (b) 4,326,693
Total Exchange-Traded Funds
(cost $8,533,498) 8,544,693
Principal
Amount (000) Description (a) Coupon Maturity Value
– $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 1 .7%
X 8,302,202
Consumer Finance - 0.7%
$ 3,892 Ally Financial Inc 6.700% 2/14/33 $ 3,523,381
Total Consumer Finance 3,523,381
Electric Utilities - 0.5%
2,725 Edison International 5.375% N/A (g) 2,407,491
Total Electric Utilities 2,407,491
Oil, Gas & Consumable Fuels - 0.5%
2,600 Energy Transfer LP 6.500% N/A (g) 2,371,330
Total Oil, Gas & Consumable Fuels 2,371,330
Total $1,000 Par (or similar) Institutional Preferred
(cost $9,096,652) 8,302,202
Shares Description (a) Value
X – COMMON STOCKS - 0 .6%
X 3,077,552
Hotels, Restaurants & Leisure - 0.0%
182,331 24 Hour Fitness Worldwide Inc (h) $ 1,093
86,730 24 Hour Fitness Worldwide Inc (h) 521
Total Hotels, Restaurants & Leisure 1,614
Independent Power and Renewable Electricity Producers - 0.6%
38,861 Energy Harbor Corp (h),(i) 3,075,693
Total Independent Power and Renewable Electricity Producers 3,075,693
Semiconductors & Semiconductor Equipment - 0.0%
607 Bright Bidco BV (h),(j) 245
Total Semiconductors & Semiconductor Equipment 245
Total Common Stocks
(cost $2,658,957) 3,077,552

Shares Description (a) Value
X – WARRANTS - 0 .4%
X 2,038,371
Energy Equipment & Services - 0.4%
13,860 Quarternorth Energy Holding Inc $ 1,635,480
18,918 Quarternorth Energy Holding Inc 220,716
36,435 Quarternorth Energy Holding Inc 182,175
Total Energy Equipment & Services 2,038,371
Total Warrants
(cost $361,196) 2,038,371
Total Long-Term Investments
(cost $496,569,011) 486,692,515
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 5.4%
27,539,629 State Street Navigator Securities Lending Government
Money Market Portfolio (k)
5.350%(l) $ 27,539,629
Total Investments Purchased with Collateral from Securities Lending
(cost $27,539,629) 27,539,629
Shares Description (a) Coupon Value
SHORT-TERM INVESTMENTS - 2.8%
– INVESTMENT COMPANIES - 2 .8%
X 14,475,522
14,475,522 BlackRock Liquidity Funds T-Fund 5.001%(m) $ 14,475,522
Total Investment Companies
(cost $14,475,522) 14,475,522
Total Short-Term Investments
(cost $14,475,522) 14,475,522
Total Investments
(cost $ 538,584,162 ) - 104 .0% 528,707,666
Other Assets & Liabilities, Net -   (4.0)% (20,419,536)
Net Assets - 100% $ 508,288,130
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $26,565,203.
(c) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(f) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(g) Perpetual security. Maturity date is not applicable.
(h) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(i) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1
2007 Pass-Through Trust. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy
Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the fourth quarter of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
August 31, 2023

(j) For fair value measurement disclosure purposes, investment classified as Level 3.
(k) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETF Exchange-Traded Fund
LIBOR London Inter-Bank Offered Rate
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
SPDR Standard & Poor's Depositary Receipt
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Preferred Securities and Income Fund
Portfolio of Investments August 31, 2023
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 98.2%
X – $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 49 .6%
X 2,176,159,255
Automobiles - 1.4%
$ 46,118 General Motors Financial Co Inc (b) 5.750% N/A (c) $ 37,816,760
26,979 General Motors Financial Co Inc (b) 5.700% N/A (c) 23,114,721
Total Automobiles 60,931,481
Banks - 19.9%
25,649 Bank of America Corp 6.250% N/A (c) 25,520,755
3,000 Bank of America Corp (TSFR3M reference rate + 3.397%
spread) (d)
8.806% N/A (c) 2,998,840
13,651 Bank of America Corp 6.100% N/A (c) 13,418,079
16,626 Bank of America Corp (b) 6.500% N/A (c) 16,667,565
22,726 Bank of America Corp (b) 6.300% N/A (c) 22,664,703
6,780 Bank of America Corp 4.375% N/A (c) 5,819,410
49,701 Citigroup Inc (b) 5.950% N/A (c) 47,917,979
47,169 Citigroup Inc (b) 6.300% N/A (c) 46,355,335
14,988 Citigroup Inc (b) 6.250% N/A (c) 14,746,693
35,016 Citigroup Inc 5.000% N/A (c) 33,517,315
8,407 Citigroup Inc (TSFR3M reference rate + 4.330% spread)
(b),(d)
9.699% N/A (c) 8,406,959
9,885 Citigroup Inc (b) 7.375% N/A (c) 9,946,781
11,994 Citigroup Inc 4.150% N/A (c) 10,000,477
17,365 Citizens Financial Group Inc 4.000% N/A (c) 13,135,233
3,846 Citizens Financial Group Inc 6.375% N/A (c) 3,329,676
22,396 CoBank ACB 6.250% N/A (c) 21,480,984
33,000 CoBank ACB 6.450% N/A (c) 31,447,952
5,865 Commerzbank AG, 144A 8.125% 9/19/23 5,864,766
29,665 Farm Credit Bank of Texas, 144A 5.700% N/A (c) 27,440,125
1,875 Fifth Third Bancorp (3-Month LIBOR reference rate +
3.033% spread) (b),(d)
8.571% N/A (c) 1,790,591
10,336 Fifth Third Bancorp 4.500% N/A (c) 9,403,842
17,141 First Citizens BancShares Inc/NC (3-Month LIBOR
reference rate + 3.972% spread) (b),(d)
9.524% N/A (c) 17,274,946
5,510 Goldman Sachs Group Inc/The 3.800% N/A (c) 4,625,480
965 Goldman Sachs Group Inc/The 4.400% N/A (c) 837,186
9,768 HSBC Capital Funding Dollar 1 LP, 144A 10.176% N/A (c) 11,990,220
26,515 Huntington Bancshares Inc/OH (b) 5.625% N/A (c) 24,128,650
10,059 JPMorgan Chase & Co 6.100% N/A (c) 10,008,705
4,657 JPMorgan Chase & Co 3.650% N/A (c) 4,115,199
62,455 JPMorgan Chase & Co 6.750% N/A (c) 62,455,000
31,738 JPMorgan Chase & Co 5.000% N/A (c) 31,083,721
6,491 KeyCorp 5.000% N/A (c) 5,033,121
10,323 M&T Bank Corp 5.125% N/A (c) 8,544,155
8,046 M&T Bank Corp 6.450% N/A (c) 7,723,517
14,785 M&T Bank Corp 3.500% N/A (c) 10,510,218
11,921 PNC Financial Services Group Inc/The (TSFR3M
reference rate + 3.940% spread) (b),(d)
3.804% N/A (c) 12,001,021
16,330 PNC Financial Services Group Inc/The 3.400% N/A (c) 12,493,103
14,835 PNC Financial Services Group Inc/The 6.000% N/A (c) 13,338,148
8,444 PNC Financial Services Group Inc/The 5.000% N/A (c) 7,368,572
7,340 PNC Financial Services Group Inc/The (TSFR3M
reference rate + 3.302% spread) (d)
8.711% N/A (c) 7,275,624
6,555 PNC Financial Services Group Inc/The (b) 6.200% N/A (c) 6,113,052
30,660 PNC Financial Services Group Inc/The 6.250% N/A (c) 27,121,529
14,102 Regions Financial Corp 5.750% N/A (c) 13,441,598
41,536 Truist Financial Corp (b) 4.800% N/A (c) 36,780,128

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000) Description (a) Coupon Maturity Value
Banks (continued)
$ 12,446 Truist Financial Corp (3-Month LIBOR reference rate +
3.102% spread) (b),(d)
8.654% N/A (c) $ 12,315,609
24,314 Truist Financial Corp 5.100% N/A (c) 21,272,319
6,580 Wells Fargo & Co 7.950% 11/15/29 7,183,348
4,663 Wells Fargo & Co 5.900% N/A (c) 4,614,738
37,830 Wells Fargo & Co 3.900% N/A (c) 33,536,295
47,503 Wells Fargo & Co 5.875% N/A (c) 47,087,349
24,750 Wells Fargo & Co 7.625% N/A (c) 25,337,813
7,645 Zions Bancorp NA 7.200% N/A (c) 7,131,344
7,490 Zions Bancorp NA (3-Month LIBOR reference rate +
3.800% spread) (d)
9.352% N/A (c) 6,461,555
Total Banks 871,077,323
Capital Markets - 2.5%
7,300 Bank of New York Mellon Corp/The 4.700% N/A (c) 7,082,167
16,246 Charles Schwab Corp/The 5.375% N/A (c) 15,677,390
11,210 Charles Schwab Corp/The 4.000% N/A (c) 9,700,013
20,175 Goldman Sachs Group Inc 7.500% N/A (c) 20,275,875
31,868 Goldman Sachs Group Inc/The 5.500% N/A (c) 31,205,037
25,800 Goldman Sachs Group Inc/The 5.300% N/A (c) 24,864,750
2,925 Goldman Sachs Group Inc/The 4.125% N/A (c) 2,456,693
Total Capital Markets 111,261,925
Consumer Finance - 1.4%
19,925 Ally Financial Inc 4.700% N/A (c) 12,825,634
12,040 Ally Financial Inc 4.700% N/A (c) 8,457,541
13,930 American Express Co 3.550% N/A (c) 11,596,725
15,295 Capital One Financial Corp (b) 3.950% N/A (c) 11,738,913
11,108 Discover Financial Services (b) 6.125% N/A (c) 10,673,758
8,000 Discover Financial Services 5.500% N/A (c) 5,955,200
Total Consumer Finance 61,247,771
Electric Utilities - 1.8%
14,161 American Electric Power Co Inc 3.875% 2/15/62 11,417,371
13,579 Edison International 5.000% N/A (c) 11,677,940
5,247 Edison International 5.375% N/A (c) 4,635,636
40,009 Emera Inc 6.750% 6/15/76 38,408,640
13,626 Southern Co/The 4.000% 1/15/51 12,635,611
Total Electric Utilities 78,775,198
Financial Services - 2.8%
20,885 American AgCredit Corp, 144A 5.250% N/A (c) 18,483,225
13,295 Capital Farm Credit ACA, 144A 5.000% N/A (c) 11,832,550
3,955 Citigroup Capital III 7.625% 12/01/36 3,978,037
33 Compeer Financial ACA, 144A 10.206% N/A (c) 32,917,207
6,700 Compeer Financial ACA, 144A 4.875% N/A (c) 6,030,000
25,209 Equitable Holdings Inc 4.950% N/A (c) 24,175,569
26,248 Voya Financial Inc 6.125% N/A (c) 25,944,311
Total Financial Services 123,360,899
Food Products - 3.1%
13,835 Dairy Farmers of America Inc, 144A 7.125% N/A (c) 12,313,150
51,917 Land O' Lakes Inc, 144A 7.250% N/A (c) 42,052,770
44,310 Land O' Lakes Inc, 144A 8.000% N/A (c) 41,319,075
46,321 Land O' Lakes Inc, 144A 7.000% N/A (c) 38,307,148
Total Food Products 133,992,143

Principal
Amount (000) Description (a) Coupon Maturity Value
Independent Power and Renewable Electricity Producers - 0.9%
$ 13,450 AES Andes SA, 144A 6.350% 10/07/79 $ 12,819,374
7,705 AES Andes SA, 144A 7.125% 3/26/79 7,368,760
10,900 Vistra Corp, 144A 7.000% N/A (c) 10,088,609
7,395 Vistra Corp, 144A 8.000% N/A (c) 7,067,113
Total Independent Power and Renewable Electricity Producers 37,343,856
Insurance - 9.5%
7,115 Aegon NV 5.500% 4/11/48 6,685,254
9,025 American International Group Inc 5.750% 4/01/48 8,521,861
51,650 Assurant Inc (b) 7.000% 3/27/48 50,034,708
66,640 Assured Guaranty Municipal Holdings Inc, 144A 6.400% 12/15/66 58,840,741
19,875 AXIS Specialty Finance LLC 4.900% 1/15/40 15,983,974
15,804 Enstar Finance LLC 5.750% 9/01/40 13,900,182
14,288 Enstar Finance LLC 5.500% 1/15/42 11,289,846
10,830 Fidelis Insurance Holdings Ltd, 144A 6.625% 4/01/41 10,288,500
31,087 Markel Group Inc 6.000% N/A (c) 30,146,008
7,425 MetLife Inc 3.850% N/A (c) 6,846,597
24,448 MetLife Inc, 144A 9.250% 4/08/38 28,298,491
4,531 MetLife Inc 5.875% N/A (c) 4,230,595
15,099 PartnerRe Finance B LLC 4.500% 10/01/50 12,660,969
24,242 Provident Financing Trust I 7.405% 3/15/38 24,017,987
8,234 Prudential Financial Inc 5.125% 3/01/52 7,356,178
3,085 Prudential Financial Inc 3.700% 10/01/50 2,625,322
36,288 QBE Insurance Group Ltd, 144A (b) 7.500% 11/24/43 36,277,072
16,911 QBE Insurance Group Ltd , Reg S 6.750% 12/02/44 16,715,969
15,606 QBE Insurance Group Ltd, 144A (b) 5.875% N/A (c) 14,852,271
34,059 SBL Holdings Inc, 144A 6.500% N/A (c) 19,177,437
65,824 SBL Holdings Inc, 144A 7.000% N/A (c) 40,105,285
Total Insurance 418,855,247
Media - 0.2%
10,628 Paramount Global 6.375% 3/30/62 8,768,100
Total Media 8,768,100
Multi-Utilities - 0.7%
6,789 CMS Energy Corp 4.750% 6/01/50 5,929,654
14,740 Sempra 4.125% 4/01/52 11,918,640
14,730 Sempra 4.875% N/A (c) 13,931,486
Total Multi-Utilities 31,779,780
Oil, Gas & Consumable Fuels - 2.0%
19,154 Enbridge Inc 6.000% 1/15/77 18,053,126
15,806 Enbridge Inc 5.750% 7/15/80 14,390,652
12,755 Enbridge Inc 7.625% 1/15/83 12,856,504
4,735 Enbridge Inc 5.500% 7/15/77 4,251,357
11,442 Energy Transfer LP 6.500% N/A (c) 10,435,676
3,895 Energy Transfer LP 7.125% N/A (c) 3,446,608
18,330 Transcanada Trust 5.600% 3/07/82 15,274,939
9,560 Transcanada Trust 5.500% 9/15/79 8,030,591
Total Oil, Gas & Consumable Fuels 86,739,453
Trading Companies & Distributors - 2.6%
44,469 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 43,848,030
22,977 AerCap Holdings NV (b) 5.875% 10/10/79 22,184,422
14,955 Air Lease Corp 4.650% N/A (c) 13,014,898
39,963 ILFC E-Capital Trust I, 144A 7.314% 12/21/65 29,440,872
10,564 ILFC E-Capital Trust I, 144A 7.064% 12/21/65 7,641,948
Total Trading Companies & Distributors 116,130,170

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000) Description (a) Coupon Maturity Value
U.S. Agency - 0.1%
$ 6,770 Farm Credit Bank of Texas, 144A 6.200% N/A (c) $ 5,923,750
Total U.S. Agency 5,923,750
Wireless Telecommunication Services - 0.7%
22,509 Vodafone Group PLC 7.000% 4/04/79 22,671,380
9,350 Vodafone Group PLC 4.125% 6/04/81 7,300,779
Total Wireless Telecommunication Services 29,972,159
Total $1,000 Par (or similar) Institutional Preferred
(cost $2,338,082,714) 2,176,159,255
Principal
Amount (000) Description (a) ,(e) Coupon Maturity Value
X – CONTINGENT CAPITAL SECURITIES - 30 .8%
X 1,352,751,254
Banks - 25.9%
$ 9,702 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A
6.750% N/A (c) $ 9,495,832
36,385 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (c) 34,161,245
27,982 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (c) 23,925,593
16,450 Banco Mercantil del Norte SA/Grand Cayman, 144A (b) 7.625% N/A (c) 15,321,644
10,700 Banco Mercantil del Norte SA/Grand Cayman, 144A (b) 7.500% N/A (c) 9,761,161
26,200 Banco Santander SA , Reg S 7.500% N/A (c) 25,145,450
50,835 Banco Santander SA 4.750% N/A (c) 38,817,459
42,700 Barclays PLC 6.125% N/A (c) 37,893,812
52,965 Barclays PLC 8.000% N/A (c) 47,343,295
33,135 Barclays PLC (b) 8.000% N/A (c) 32,446,340
43,770 BNP Paribas SA, 144A 7.750% N/A (c) 42,484,037
12,150 BNP Paribas SA, 144A 7.000% N/A (c) 11,239,965
12,305 BNP Paribas SA, 144A (b) 9.250% N/A (c) 12,678,703
19,606 BNP Paribas SA, 144A 7.375% N/A (c) 19,212,900
28,905 BNP Paribas SA, 144A 6.625% N/A (c) 28,546,578
25,065 BNP Paribas SA, 144A (b) 8.500% N/A (c) 24,977,273
12,025 Credit Agricole SA, 144A 4.750% N/A (c) 9,404,752
19,158 Credit Agricole SA, 144A (b) 7.875% N/A (c) 19,062,210
42,374 Credit Agricole SA, 144A 8.125% N/A (c) 42,220,945
6,435 Danske Bank A/S , Reg S 4.375% N/A (c) 5,485,838
1,746 Danske Bank A/S , Reg S 7.000% N/A (c) 1,658,700
79,297 HSBC Holdings PLC 6.375% N/A (c) 76,434,378
50,169 HSBC Holdings PLC 6.000% N/A (c) 44,890,221
41,510 HSBC Holdings PLC (b) 8.000% N/A (c) 41,400,385
22,860 ING Groep NV , Reg S 6.750% N/A (c) 22,306,194
49,559 ING Groep NV 5.750% N/A (c) 44,162,025
34,400 ING Groep NV 6.500% N/A (c) 32,487,136
23,385 Intesa Sanpaolo SpA, 144A 7.700% N/A (c) 22,138,225
27,366 Lloyds Banking Group PLC 7.500% N/A (c) 26,665,613
42,665 Lloyds Banking Group PLC 7.500% N/A (c) 39,929,375
28,545 Lloyds Banking Group PLC 8.000% N/A (c) 25,839,892
20,370 Macquarie Bank Ltd/London, 144A 6.125% N/A (c) 18,461,839
35,410 NatWest Group PLC 6.000% N/A (c) 32,540,839
32,494 NatWest Group PLC (b) 8.000% N/A (c) 31,680,025
18,900 Nordea Bank Abp, 144A (b) 6.625% N/A (c) 17,860,372
12,183 Societe Generale SA, 144A 8.000% N/A (c) 11,973,996
12,226 Societe Generale SA, 144A 6.750% N/A (c) 10,356,278
26,920 Societe Generale SA, 144A 7.875% N/A (c) 26,808,282
10,075 Societe Generale SA, 144A 4.750% N/A (c) 8,194,401
50,355 Societe Generale SA, 144A 9.375% N/A (c) 50,069,668
5,000 Societe Generale SA, 144A 5.375% N/A (c) 3,760,900
31,875 Standard Chartered PLC, 144A 7.750% N/A (c) 31,066,883
5,986 Standard Chartered PLC, 144A 6.000% N/A (c) 5,686,420

Principal
Amount (000) Description (a),(e) Coupon Maturity Value
Banks (continued)
$ 21,774 UniCredit SpA , Reg S 8.000% N/A (c) $ 21,369,221
Total Banks 1,137,366,300
Capital Markets - 4.9%
62,450 Credit Suisse Group AG, 144A 7.250% N/A (c) 3,122,500
49,069 Credit Suisse Group AG, 144A 7.500% N/A (c) 2,453,450
12,260 Credit Suisse Group AG, 144A 6.375% N/A (c) 613,000
8,421 Credit Suisse Group AG, 144A 5.250% N/A (c) 421,050
61,301 Credit Suisse Group AG, Claim, 144A 7.500% N/A (c) 3,065,050
36,075 Credit Suisse Group AG, Claim, 144A 9.750% N/A (c) 1,803,750
68,029 Deutsche Bank AG 6.000% N/A (c) 54,253,128
11,000 Deutsche Bank AG (b) 7.500% N/A (c) 9,838,937
52,845 UBS Group AG, 144A 7.000% N/A (c) 52,395,818
45,277 UBS Group AG , Reg S 7.000% N/A (c) 43,975,286
46,385 UBS Group AG , Reg S 6.875% N/A (c) 43,442,985
Total Capital Markets 215,384,954
Total Contingent Capital Securities
(cost $1,642,666,567) 1,352,751,254
Shares Description (a) Coupon Value
X – $25 PAR (OR SIMILAR) RETAIL PREFERRED - 17 .8%
X 780,934,527
Banks - 4.7%
115,271 CoBank ACB 6.200% $ 11,238,922
572,086 Farm Credit Bank of Texas, 144A 6.750% 57,065,579
554,885 Fifth Third Bancorp (b) 6.625% 14,082,981
280,000 Huntington Bancshares Inc/OH 8.270% 4,270,000
1,889,003 KeyCorp 6.200% 37,874,510
285,287 KeyCorp 6.125% 6,088,025
1,141,927 New York Community Bancorp Inc 6.375% 26,195,805
745,483 Regions Financial Corp 6.375% 17,854,318
302,269 Regions Financial Corp 5.700% 6,181,401
451,961 Synovus Financial Corp 5.875% 9,658,407
327,000 Western Alliance Bancorp 4.250% 5,146,980
484,833 Wintrust Financial Corp 6.875% 11,359,637
Total Banks 207,016,565
Capital Markets - 1.5%
1,344,835 Morgan Stanley 5.850% 32,020,521
548,497 Morgan Stanley 6.375% 13,674,030
472,188 Morgan Stanley 6.875% 11,936,913
264,500 Morgan Stanley 6.500% 6,850,550
Total Capital Markets 64,482,014
Consumer Finance - 0.1%
350,835 Synchrony Financial 5.625% 5,729,136
Total Consumer Finance 5,729,136
Diversified Telecommunication Services - 0.1%
314,900 AT&T Inc 4.750% 6,102,762
Total Diversified Telecommunication Services 6,102,762
Financial Services - 1.8%
288,834 AgriBank FCB 6.875% 28,912,284
558,300 Equitable Holdings Inc 5.250% 11,126,919
385,749 Federal Agricultural Mortgage Corp (b) 6.000% 9,720,759
1,158,054 Voya Financial Inc 5.350% 27,330,074
Total Financial Services 77,090,036

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Shares   Description (a) Coupon Value
Food Products - 1.5%
1,451,502 CHS Inc 7.100% $ 37,419,721
528,896 CHS Inc 6.750% 13,381,069
293,870 CHS Inc 7.875% 7,963,877
44,881 CHS Inc (b) 7.500% 1,179,473
66,700 Dairy Farmers of America Inc, 144A 7.875% 6,203,100
Total Food Products 66,147,240
Insurance - 5.6%
29,696 Allstate Corp/The 8.735% 756,654
1,472,366 American Equity Investment Life Holding Co 5.950% 30,904,962
1,153,711 American Equity Investment Life Holding Co 6.625% 26,881,466
1,320,871 Aspen Insurance Holdings Ltd (b) 9.593% 34,012,428
603,290 Aspen Insurance Holdings Ltd (b) 5.625% 11,498,707
191,504 Assurant Inc 5.250% 3,822,420
1,070,787 Athene Holding Ltd 6.350% 23,653,685
796,416 Athene Holding Ltd 6.375% 19,432,550
605,066 Athene Holding Ltd 7.750% 15,259,765
236,820 Delphi Financial Group Inc 8.816% 5,328,450
717,116 Enstar Group Ltd 7.000% 16,852,226
1,026,075 Maiden Holdings North America Ltd 7.750% 18,294,917
763,405 Reinsurance Group of America Inc 5.750% 18,848,470
556,200 Reinsurance Group of America Inc 7.125% 14,461,200
221,929 Selective Insurance Group Inc 4.600% 3,661,829
Total Insurance 243,669,729
Multi-Utilities - 0.1%
167,800 NiSource Inc 6.500% 4,178,220
Total Multi-Utilities 4,178,220
Oil, Gas & Consumable Fuels - 1.8%
258,400 Energy Transfer LP 7.600% 6,416,072
1,175,242 NuStar Energy LP 11.151% 31,026,389
831,904 NuStar Energy LP 12.274% 21,296,742
753,936 NuStar Logistics LP 12.304% 20,182,867
Total Oil, Gas & Consumable Fuels 78,922,070
Trading Companies & Distributors - 0.6%
844,551 Air Lease Corp 6.150% 20,184,769
271,800 WESCO International Inc 10.625% 7,411,986
Total Trading Companies & Distributors 27,596,755
Total $25 Par (or similar) Retail Preferred
(cost $840,534,786) 780,934,527

Investments in Derivatives
Principal
Amount (000) Description (a) Coupon Maturity Value
X – CORPORATE BONDS - 0 .0%
X 1,487,016
Capital Markets - 0.0%
$ 1,800 Deutsche Bank AG , Reg S 4.789% 12/30/49 $ 1,487,016
Total Capital Markets 1,487,016
Total Corporate Bonds
(cost $1,519,196) 1,487,016
Total Long-Term Investments
(cost $4,822,803,263) 4,311,332,052
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.4%
103,755,948 State Street Navigator Securities Lending Government
Money Market Portfolio (f)
5.350%(g) $ 103,755,948
Total Investments Purchased with Collateral from Securities Lending
(cost $103,755,948) 103,755,948
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.1%
X – REPURCHASE AGREEMENTS - 0 .1%
X 4,850,000
$ 4,850 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 8/31/23, repurchase price
$4,850,710, collateralized $5,381,100, U.S. Treasury
Inflation Index Bonds, 1.500%, due 2/15/53, value
$4,947,064
5.270% 9/01/23 $ 4,850,000
Total Repurchase Agreements
(cost $4,850,000) 4,850,000
Total Short-Term Investments
(cost $4,850,000) 4,850,000
Total Investments
(cost $ 4,931,409,211 ) - 100 .7% 4,419,938,000
Other Assets & Liabilities, Net -   (0.7)% (32,067,730)
Net Assets - 100% $ 4,387,870,270
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 1,925 12/23 $ 212,427,382 $ 213,735,156 $ 1,307,774
U.S. Treasury Long Bond 775 12/23 93,376,902 94,307,813 930,911
U.S. Treasury Ultra Bond 600 12/23 76,283,291 77,681,250 1,397,959
Total $382,087,575 $385,724,219 $3,636,644
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $98,567,910.
(c) Perpetual security. Maturity date is not applicable.
(d) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(e) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(f) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(g) The rate shown is the one-day yield as of the end of the reporting period.

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
August 31, 2023

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
TSFR
3M CME Term SOFR 3 Month
See Notes to Financial Statements

Nuveen Strategic Income Fund
Portfolio of Investments August 31, 2023
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 95.8%
X – ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 48.7%
X 342,021,004
$ 1,246 Aaset Trust, 2021 2A, 144A 2.798% 1/15/47 $ 1,076,481
600 ACRE Commercial Mortgage Ltd, (TSFR1M reference
rate + 2.714% spread), 2021 FL4, 144A(b)
8.026% 12/18/37 553,593
2,000 Adams Outdoor Advertising LP, 2023 1, 144A 6.970% 7/15/53 1,989,812
1,400 AGL CLO 19 Ltd, (TSFR3M reference rate + 2.750%
spread), 2022 19A, 144A(b)
8.084% 7/21/35 1,404,315
2,500 Alen Mortgage Trust, (TSFR1M reference rate + 4.114%
spread), 2021 ACEN, 144A(b)
9.425% 4/15/34 1,329,691
624 Ameriquest Mortgage Securities Inc Asset Back Ser
2004-R1, (TSFR1M reference rate + 0.714% spread)(b)
2.788% 2/25/34 577,269
1,482 AMSR Trust, 2020 SFR1, 144A 2.419% 4/17/37 1,392,253
1,000 AMSR Trust, 2019 SFR1, 144A 3.247% 1/19/39 908,851
1,900 Angel Oak Mortgage Trust, 2020 1, 144A 3.161% 12/25/59 1,630,798
403 Arroyo Mortgage Trust, 2019 3, 144A 3.416% 10/25/48 368,518
1,300 Ashford Hospitality Trust, (TSFR1M reference rate +
2.022% spread), 2018 KEYS, 144A(b)
7.333% 6/15/35 1,249,790
850 Avis Budget Rental Car Funding AESOP LLC, 2021 1A,
144A
2.130% 8/20/27 742,364
2,000 BAMLL Commercial Mortgage Securities Trust, (TSFR1M
reference rate + 3.000% spread), 2022 DKLX, 144A(b)
8.311% 1/15/39 1,931,257
2,500 BANK, 2019 BN21, 144A 2.500% 10/17/52 1,281,611
700 BANK, 2017 BNK8 4.231% 11/15/50 442,300
2,700 BANK, 2019 BN18 4.214% 5/15/62 1,907,760
1,200 BANK, 2017 BNK5 4.190% 6/15/60 972,876
1,000 Benchmark Mortgage Trust, 2020 IG3, 144A 3.654% 9/15/48 861,075
1,000 Benchmark Mortgage Trust, 2020 IG2, 144A 2.791% 9/15/48 782,139
1,700 Benchmark Mortgage Trust, 2018 B2 4.434% 2/15/51 1,347,881
1,000 Benchmark Mortgage Trust, 2019 B14, 144A 2.500% 12/15/62 499,828
1,500 Benchmark Mortgage Trust, 2020 B18, 144A 4.139% 7/15/53 1,306,498
296 Bojangles Issuer LLC, 2020 1A, 144A 3.832% 10/20/50 269,955
2,625 Boyce Park Clo Ltd, (TSFR3M reference rate + 3.100%
spread), 2022 1A, 144A(b)
8.434% 4/21/35 2,516,855
1,275 BX Commercial Mortgage Trust, (TSFR1M reference rate
+ 2.114% spread), 2019 XL, 144A(b)
7.340% 10/15/36 1,261,511
1,368 BX Commercial Mortgage Trust, (TSFR1M reference rate
+ 1.960% spread), 2021 XL2, 144A(b)
7.270% 10/15/38 1,333,904
1,095 BXP Trust, 2017 CC, 144A 3.552% 8/13/37 801,509
1,500 BXP Trust, 2021 601L, 144A 2.868% 1/15/44 907,271
1,250 Cars Net Lease Mortgage Notes Series, 2020 1A, 144A 4.690% 12/15/50 1,040,377
493 Cars Net Lease Mortgage Notes Series, 2020 1A, 144A 3.100% 12/15/50 404,169
1,150 CARS-DB4 LP, 2020 1A, 144A 4.520% 2/15/50 1,015,777
633 CARS-DB5 LP, 2021 1A, 144A 1.920% 8/15/51 544,999
1,775 Carvana Auto Receivables Trust, 2021 N4 2.300% 9/11/28 1,674,258
705 CD Mortgage Trust, 2016 CD1 3.631% 8/10/49 466,747
1,440 CD Mortgage Trust, 2017 CD3 3.984% 2/10/50 942,730
675 CF Hippolyta Issuer LLC, 2020 1, 144A 2.600% 7/15/60 560,921
1,349 CF Hippolyta Issuer LLC, 2020 1, 144A 2.280% 7/15/60 1,214,492
49 CF Mortgage Trust, 2020 P1, 144A 2.840% 4/15/25 46,264
750 CF Mortgage Trust, 2020 P1, 144A 3.603% 4/15/52 677,688
2,125 CIFC Funding Ltd, (TSFR3M reference rate + 3.362%
spread), 2020 1A, 144A(b)
8.670% 7/15/36 2,063,738
2,000 CIFC Funding Ltd, (TSFR3M reference rate + 2.262%
spread), 2020 1A, 144A(b)
7.570% 7/15/36 1,961,426
1,760 CIFC Funding Ltd, (TSFR3M reference rate + 3.312%
spread), 2020 2A, 144A(b)
8.638% 10/20/34 1,696,751
1,305 CIFC Funding Ltd, (TSFR3M reference rate + 2.312%
spread), 2020 2A, 144A(b)
7.638% 10/20/34 1,292,366

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000) Description (a) Coupon Maturity Value
X– ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 2,500 CIFC Funding Ltd, (SOFR reference rate + 3.550%
spread), 2022 4A, 144A(b)
8.858% 7/16/35 $ 2,445,410
385 CIFC Funding Ltd, (3-Month LIBOR reference rate +
6.762% spread), 2020 2A, 144A(b)
12.088% 10/20/34 370,906
1,000 CIFC Funding Ltd, (3-Month LIBOR reference rate +
3.112% spread), 2018 2A, 144A(b)
5.560% 4/20/31 981,700
850 Citigroup Commercial Mortgage Trust, (TSFR1M
reference rate + 2.014% spread), 2021 PRM2, 144A(b)
7.325% 10/15/38 815,666
1,000 Citigroup Commercial Mortgage Trust, 2014 GC23,
144A
4.626% 7/10/47 861,082
2,750 Citigroup Commercial Mortgage Trust, 2015 GC29 3.758% 4/10/48 2,555,442
1,690 Citigroup Commercial Mortgage Trust, 2015 GC29 4.276% 4/10/48 1,536,653
1,770 Cologix Data Centers US Issuer LLC, 2021 1A, 144A 3.300% 12/26/51 1,567,141
900 COMM Mortgage Trust, 2015 LC23 4.698% 10/10/48 808,348
1,120 COMM Mortgage Trust, 2014 CR14 4.585% 2/10/47 991,613
2,000 COMM Mortgage Trust, 2014 UBS3, 144A 4.767% 6/10/47 1,326,619
1,500 COMM Mortgage Trust, 2015 CR24 3.463% 8/10/48 1,211,794
1,400 COMM Mortgage Trust, 2014 LC17 4.694% 10/10/47 1,274,050
2,000 COMM Mortgage Trust, 2014 UBS3 4.893% 6/10/47 1,779,239
2,628 COMM Mortgage Trust, 2015 CR23 4.443% 5/10/48 2,082,299
3,150 COMM Mortgage Trust, 2014 UBS2 4.947% 3/10/47 2,990,682
1,755 COMM Mortgage Trust, 2014 CR17 4.377% 5/10/47 1,583,285
2,000 COMM Mortgage Trust, 2015 CR22, 144A 3.000% 3/10/48 1,440,648
3,000 COMM Mortgage Trust, 2015 CR26 4.614% 10/10/48 2,658,452
500 COMM Mortgage Trust, 2015 CR24 4.491% 8/10/48 437,739
1,000 COMM Mortgage Trust, 2015 CR24 4.491% 8/10/48 917,003
550 COMM Mortgage Trust, 2015 CR25 3.768% 8/10/48 445,894
1,000 COMM Mortgage Trust, 2019 GC44 3.640% 8/15/57 717,126
1,840 COMM Mortgage Trust, 2015 CR22 4.204% 3/10/48 1,622,529
1,500 Commercial Mortgage Pass Through Certificates, 2022
HC, 144A
4.084% 1/10/39 1,132,436
800 Connecticut Avenue Securities Trust, (SOFR30A
reference rate + 6.850% spread), 2023 R05, 144A(b)
12.146% 6/25/43 832,391
4,000 Connecticut Avenue Securities Trust, (SOFR30A
reference rate + 3.850% spread), 2022 R06, 144A(b)
9.138% 5/25/42 4,154,619
4,000 Connecticut Avenue Securities Trust, (SOFR30A
reference rate + 3.500% spread), 2022 R03, 144A(b)
8.788% 3/25/42 4,116,917
4,000 Connecticut Avenue Securities Trust, (SOFR30A
reference rate + 3.900% spread), 2023 R06, 144A(b)
8.968% 7/25/43 4,035,496
3,250 Connecticut Avenue Securities Trust, (SOFR30A
reference rate + 6.250% spread), 2022 R03, 144A(b)
6.349% 3/25/42 3,550,642
3,400 Connecticut Avenue Securities Trust, (SOFR30A
reference rate + 4.500% spread), 2022 R02, 144A(b)
9.788% 1/25/42 3,457,815
3,000 Connecticut Avenue Securities Trust, (SOFR30A
reference rate + 4.500% spread), 2022 R05, 144A(b)
6.014% 4/25/42 3,057,748
4,000 Connecticut Avenue Securities Trust, (SOFR30A
reference rate + 7.000% spread), 2022 R05, 144A(b)
12.288% 4/25/42 4,192,324
4,000 Connecticut Avenue Securities Trust, (SOFR30A
reference rate + 9.850% spread), 2022 R03, 144A(b)
14.823% 3/25/42 4,440,158
4,000 Connecticut Avenue Securities Trust, (SOFR30A
reference rate + 5.600% spread), 2022 R08, 144A(b)
9.528% 7/25/42 4,281,750
1,000 Connecticut Avenue Securities Trust, (SOFR30A
reference rate + 4.750% spread), 2023 R05, 144A(b)
10.046% 6/25/43 1,043,875
4,000 Connecticut Avenue Securities Trust, (SOFR30A
reference rate + 3.750% spread), 2023 R01, 144A(b)
9.046% 12/25/42 4,165,001
4,000 Connecticut Avenue Securities Trust, (SOFR30A
reference rate + 5.250% spread), 2022 R04, 144A(b)
10.538% 3/25/42 4,241,484
4,000 Connecticut Avenue Securities Trust, (SOFR30A
reference rate + 4.650% spread), 2022 R07, 144A(b)
9.946% 6/25/42 4,281,767
625 Connecticut Avenue Securities Trust, (SOFR30A
reference rate + 5.500% spread), 2021 R03, 144A(b)
10.788% 12/25/41 617,971

Principal
Amount (000) Description (a) Coupon Maturity Value
X– ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 600 Connecticut Avenue Securities Trust, (SOFR30A
reference rate + 6.750% spread), 2022 R09, 144A(b)
12.046% 9/25/42 $ 653,875
31 Connecticut Avenue Securities Trust, 2018 R07, 144A 7.583% 4/25/31 31,034
850 Connecticut Avenue Securities Trust, (SOFR30A
reference rate + 6.000% spread), 2022 R01, 144A(b)
11.288% 12/25/41 849,991
1,880 Connecticut Avenue Securities Trust, (SOFR30A
reference rate + 3.100% spread), 2022 R04, 144A(b)
8.388% 3/25/42 1,909,119
4,000 Connecticut Avenue Securities Trust, (SOFR30A
reference rate + 4.750% spread), 2022 R09, 144A(b)
10.046% 9/25/42 4,244,612
3,000 Crescendo Royalty Funding LP, 2021 1, 144A 3.567% 12/20/51 2,732,767
1,000 CSMC, 2021 NQM1, 144A 2.130% 5/25/65 643,061
1,653 CyrusOne Data Centers Issuer I, 2023 1A, 144A 5.450% 4/20/48 1,413,285
635 DB Master Finance LLC, 2019 1A, 144A 4.021% 5/20/49 595,656
1,179 DB Master Finance LLC, 2021 1A, 144A 2.493% 11/20/51 996,124
1,179 DB Master Finance LLC, 2021 1A, 144A 2.045% 11/20/51 1,034,233
156 Diamond Resorts Owner Trust, 2021 1A, 144A 2.700% 11/21/33 142,093
156 Diamond Resorts Owner Trust, 2021 1A, 144A 3.830% 11/21/33 141,017
30,450 DOLP Trust, 2021 NYC, (I/O), 144A 0.665% 5/10/41 1,133,702
978 Domino's Pizza Master Issuer LLC, 2021 1A, 144A 2.662% 4/25/51 834,896
1,463 DRIVEN BRANDS FUNDING LLC, 2020 2A, 144A 3.237% 1/20/51 1,263,755
1,605 DRIVEN BRANDS FUNDING LLC, 2020 1A, 144A 3.786% 7/20/50 1,436,682
2,836 EWC Master Issuer LLC, 2022 1A, 144A 5.500% 3/15/52 2,621,516
2,000 Fannie Mae - CAS, (SOFR30A reference rate + 5.550%
spread), 2023 R02, 144A(b)
10.838% 1/25/43 2,129,076
1,972 Fannie Mae Connecticut Avenue Securities, 2017 C06 1.800% 2/25/30 20,122
6,181 Fannie Mae Pool, FN MA4805, 2022 1, (WI/DD) 4.500% 11/01/52 5,860,760
6,065 Fannie Mae Pool, FN MA4785, (WI/DD) 5.000% 10/01/52 5,882,936
6,153 Fannie Mae Pool, FN MA4919, (WI/DD) 5.500% 2/01/53 6,077,811
16 Fannie Mae Pool FN 256890, FN 256890 6.000% 9/01/37 15,939
20 Fannie Mae Pool FN 745101, FN 745101 6.000% 4/01/32 20,442
59 Fannie Mae Pool FN 745324, FN 745324 6.000% 3/01/34 58,819
1 Fannie Mae Pool FN 905597, FN 905597, (12-Month
LIBOR reference rate + 1.875% spread)(b)
4.125% 12/01/36 701
11 Fannie Mae Pool FN 946228, FN 946228, (12-Month
LIBOR reference rate + 1.587% spread)(b)
5.837% 9/01/37 10,702
20 Fannie Mae Pool FN FM1108, FN FM1108 5.000% 11/01/44 19,914
131 Fannie Mae Pool FN FM1136, FN FM1136 5.500% 3/01/39 133,492
24 Fannie Mae Pool FN FM1137, FN FM1137 6.000% 9/01/39 24,274
174 Fannie Mae REMICS, (SOFR30A reference rate + 5.836%
spread), 2013 98, (I/O)(b)
0.548% 9/25/43 16,459
2,585 Flagstar Mortgage Trust, 2021 4, 144A 2.500% 6/01/51 1,978,487
86 Flagstar Mortgage Trust, 2017 2, 144A 4.012% 10/25/47 75,029
1,269 Flagstar Mortgage Trust, 2021 10INV, 144A 3.000% 10/25/51 1,003,984
11,481 Freddie Mac Multifamily ML Certificates, 2021 ML12,
(I/O)
1.302% 7/25/41 1,117,335
2,000 Freddie Mac STACR REMIC Trust, (SOFR30A reference
rate + 3.400% spread), 2022 DNA1, 144A(b)
8.688% 1/25/42 1,989,331
2,000 Freddie Mac STACR REMIC Trust, (SOFR30A reference
rate + 7.500% spread), 2021 DNA6, 144A(b)
12.788% 10/25/41 2,051,958
2,365 Freddie Mac STACR REMIC Trust, (SOFR30A reference
rate + 4.750% spread), 2022 DNA2, 144A(b)
10.038% 2/25/42 2,411,520
2,550 Freddie Mac STACR REMIC Trust, (SOFR30A reference
rate + 2.500% spread), 2022 DNA1, 144A(b)
7.788% 1/25/42 2,519,953
3,000 Freddie Mac STACR REMIC Trust, (SOFR30A reference
rate + 3.750% spread), 2022 DNA2, 144A(b)
9.038% 2/25/42 3,050,831
4,000 Freddie Mac STACR REMIC Trust, (SOFR30A reference
rate + 4.350% spread), 2022 DNA3, 144A(b)
9.638% 4/25/42 4,162,981
4,000 Freddie Mac STACR REMIC Trust, (SOFR30A reference
rate + 7.000% spread), 2022 HQA1, 144A(b)
9.997% 3/25/42 4,308,065
4,000 Freddie Mac STACR REMIC Trust, (SOFR30A reference
rate + 2.900% spread), 2022 DNA3, 144A(b)
8.188% 4/25/42 4,072,584

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000) Description (a) Coupon Maturity Value
X– ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 4,000 Freddie Mac STACR REMIC Trust, (SOFR30A reference
rate + 5.650% spread), 2022 DNA3, 144A(b)
8.647% 4/25/42 $ 4,219,484
1,239 Freddie Mac STACR REMIC Trust, (SOFR30A reference
rate + 2.400% spread), 2022 DNA2, 144A(b)
7.688% 2/25/42 1,235,613
4,000 Freddie Mac STACR REMIC Trust, (SOFR30A reference
rate + 3.700% spread), 2022 DNA6, 144A(b)
8.988% 9/25/42 4,174,292
133 Freddie Mac Strips, (SOFR30A reference rate + 5.806%
spread), 2014 327, (I/O)(b)
0.617% 3/15/44 10,915
4,000 Freddie Mac Structured Agency Credit Risk Debt Notes,
(SOFR30A reference rate + 4.000% spread), 2022 HQA2,
144A(b)
9.288% 7/25/42 4,175,595
1,000 Frontier Issuer LLC, 2023 1, 144A 11.500% 8/20/53 975,031
1,000 Frontier Issuer LLC, 2023 1, 144A 6.600% 8/20/53 967,098
1,000 Frontier Issuer LLC, 2023 1, 144A 8.300% 8/20/53 959,070
500 Goldentree Loan Opportunities IX Ltd, (TSFR3M
reference rate + 5.922% spread), 2014 9A, 144A(b)
11.291% 10/29/29 495,019
7,246 Government National Mortgage Association, (SOFR30A
reference rate + 6.250% spread), 2020 133, (I/O)(b)
1.012% 9/20/50 818,250
4,000 Government National Mortgage Association, (SOFR30A
reference rate + 23.205% spread), 2023 111(b)
3.432% 8/20/53 3,839,160
2,724 Government National Mortgage Association, (SOFR30A
reference rate + 26.100% spread), 2023 96(b)
3.314% 7/20/53 2,806,330
2,600 GS Mortgage Securities Corp Trust, (TSFR1M reference
rate + 1.364% spread), 2021 ARDN, 144A(b)
6.675% 11/15/36 2,530,709
2,000 GS Mortgage Securities Corp Trust, (TSFR1M reference
rate + 3.464% spread), 2021 ARDN, 144A(b)
8.775% 11/15/36 1,855,767
1,500 GS Mortgage Securities Corp Trust, (TSFR1M reference
rate + 1.897% spread), 2018 TWR, 144A(b)
7.208% 7/15/31 772,401
1,081 GS Mortgage Securities Corp Trust, (1-Month LIBOR
reference rate + 1.497% spread), 2018 TWR, 144A(b)
3.449% 7/15/31 824,192
1,000 GS Mortgage Securities Trust, 2020 GSA2 2.012% 12/12/53 780,018
1,000 GS Mortgage Securities Trust, 2016 GS3 4.112% 10/10/49 807,137
1,200 GS Mortgage Securities Trust, 2016 GS4 4.078% 11/10/49 973,282
1,425 GS Mortgage Securities Trust, 2019 GC38 4.158% 2/10/52 1,270,289
122 GS Mortgage-Backed Securities Corp Trust, 2019 PJ2,
144A
4.000% 11/25/49 113,473
6 GS Mortgage-Backed Securities Corp Trust, 2019 PJ2,
144A
4.000% 11/25/49 5,466
166 GS Mortgage-Backed Securities Corp Trust, 2021 PJ5,
144A
2.500% 10/25/51 126,777
1,695 GS Mortgage-Backed Securities Trust, 2021 PJ7, 144A 2.500% 1/25/52 1,297,470
2,520 GS Mortgage-Backed Securities Trust, 2021 PJ6, 144A 2.500% 11/25/51 1,956,697
343 GS Mortgage-Backed Securities Trust, 2021 PJ8, 144A 2.500% 1/25/52 262,494
2,925 Hardee's Funding LLC, 2020 1A, 144A 3.981% 12/20/50 2,483,887
750 Hertz Vehicle Financing LLC, 2021 1A, 144A 2.050% 12/26/25 707,602
1,000 HI-FI Music IP Issuer LP, 2022 1A, 144A 3.939% 2/01/62 920,913
393 Hilton Grand Vacations Trust, 2019 AA, 144A 2.840% 7/25/33 364,905
1,866 Horizon Aircraft Finance II Ltd, 2019 1, 144A 3.721% 7/15/39 1,589,891
883 Horizon Aircraft Finance III Ltd, 2019 2, 144A 3.425% 11/15/39 687,700
1,000 Hotwire Funding LLC, 2021 1, 144A 2.658% 11/20/51 857,826
1,025 Hpefs Equipment Trust, 2022 2A, 144A 4.940% 3/20/30 996,029
1,000 Hudson Yards Mortgage Trust, 2019 55HY, 144A 3.041% 12/10/41 669,693
1,500 ILPT Commercial Mortgage Trust, (TSFR1M reference
rate + 2.744% spread), 2022 LPF2, 144A(b)
8.054% 10/15/39 1,496,715
447 Impac Secured Assets CMN Owner Trust, 2000 3 8.000% 10/25/30 394,425
407 Imperial Fund Mortgage Trust, 2021 NQM1, 144A 1.617% 6/25/56 334,000
2,000 Imperial Fund Mortgage Trust, 2020 NQM1, 144A 3.531% 10/25/55 1,653,768
450 Imperial Fund Mortgage Trust, 2021 NQM1, 144A 2.383% 6/25/56 285,861
338 Imperial Fund Mortgage Trust, 2020 NQM1, 144A 2.051% 10/25/55 300,928

Principal
Amount (000) Description (a) Coupon Maturity Value
X– ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 1,250 Industrial DPR Funding Ltd, 2022 1A, 144A(c) 5.380% 4/15/34 $ 1,053,313
2,441 J.P. Morgan Chase Commercial Mortgage Securities
Trust, (TSFR1M reference rate + 2.608% spread), 2022
NLP, 144A(b)
7.918% 4/15/37 2,141,180
1,622 Jonah Energy Abs I LLC, 2022 1, 144A 7.200% 11/20/37 1,588,226
180 JP Morgan Alternative Loan Trust 2007-S1, (TSFR1M
reference rate + 0.674% spread)(b)
5.989% 4/25/47 169,567
861 JP Morgan Mortgage Trust, 2018 6, 144A 3.890% 12/25/48 712,236
188 JP Morgan Mortgage Trust, 2021 8, 144A 2.500% 12/25/51 144,199
415 JP Morgan Mortgage Trust, 2021 11, 144A 2.500% 1/25/52 317,686
384 JP Morgan Mortgage Trust, 2018 3, 144A 3.500% 9/25/48 330,714
288 JP Morgan Mortgage Trust, 2021 7, 144A 2.500% 11/25/51 220,547
231 JP Morgan Mortgage Trust, 2020 1, 144A 3.828% 6/25/50 193,924
76 JP Morgan Mortgage Trust, 2019 1, 144A 4.000% 5/25/49 69,771
124 JP Morgan Mortgage Trust, 2018 4, 144A 3.500% 10/25/48 107,078
511 JP Morgan Mortgage Trust, 2018 5, 144A 3.500% 10/25/48 436,256
34 JP Morgan Mortgage Trust, (TSFR1M reference rate +
1.064% spread), 2019 INV1, 144A(b)
6.362% 10/25/49 33,050
2,000 JPMBB Commercial Mortgage Securities Trust, 2017 JP6 3.854% 7/15/50 1,568,503
1,400 JPMBB Commercial Mortgage Securities Trust, 2016 C1,
144A
4.359% 3/17/49 1,147,932
1,335 JPMBB Commercial Mortgage Securities Trust, 2017 JP7 3.776% 9/15/50 1,020,646
2,500 JPMBB Commercial Mortgage Securities Trust, 2015 C31 4.776% 8/15/48 1,978,014
1,400 JPMBB Commercial Mortgage Securities Trust, 2017 JP7,
144A
4.526% 9/15/50 950,084
190 Ladder Capital Commercial Mortgage Trust, 2013 GCP,
144A
3.985% 2/15/36 167,056
1,473 Lunar Structured Aircraft Portfolio Notes, 2021 1, 144A 5.682% 10/15/46 1,222,288
1,500 Madison Park Funding LIX Ltd, (TSFR3M reference rate +
2.362% spread), 2021 59A, 144A(b)
7.672% 1/18/34 1,485,529
1,500 Madison Park Funding XXXVI Ltd, (TSFR3M reference
rate + 3.500% spread), 2019 36A, 144A(b)
5.981% 4/15/35 1,482,932
1,500 Magnetite XXIII Ltd, (TSFR3M reference rate + 2.312%
spread), 2019 23A, 144A(b)
7.663% 1/25/35 1,486,052
111 MAPS Ltd, 2018 1A, 144A 4.212% 5/15/43 99,613
330 MAPS Trust, 2021 1A, 144A 2.521% 6/15/46 285,046
1,000 Mercury Financial Credit Card Master Trust, 2023 1A,
144A
9.590% 9/20/27 1,002,862
1,000 Mercury Financial Credit Card Master Trust, 2023 1A,
144A
8.040% 9/20/27 1,004,225
2,000 MetroNet Infrastructure Issuer LLC, 2022 1A, 144A 6.350% 10/20/52 1,941,977
1,000 MetroNet Infrastructure Issuer LLC, 2023 1A, 144A 8.010% 4/20/53 970,578
34,356 MFT Trust, 2020 ABC, (I/O), 144A 0.235% 2/10/42 282,716
750 Morgan Stanley Capital I Trust, 2018 H3 4.177% 7/15/51 703,826
265 Morgan Stanley Residential Mortgage Loan Trust, 2021
5, 144A
2.500% 8/25/51 202,555
2,000 MRCD Mortgage Trust, 2019 PARK, 144A 2.718% 12/15/36 1,267,682
1,500 MSCG Trust, 2015 ALDR, 144A 3.577% 6/07/35 1,307,954
500 MSCG Trust, 2015 ALDR, 144A 3.577% 6/07/35 422,710
1,000 MTN Commercial Mortgage Trust, (TSFR1M reference
rate + 2.943% spread), 2022 LPFL, 144A(b)
7.773% 3/15/39 969,752
214 MVW LLC, 2021 1WA, 144A 1.940% 1/22/41 192,448
539 MVW LLC, 2019 2A, 144A 2.680% 10/20/38 494,173
398 MVW Owner Trust, 2019 1A, 144A 3.330% 11/20/36 374,337
1,500 Natixis Commercial Mortgage Securities Trust, (TSFR1M
reference rate + 3.579% spread), 2019 MILE, 144A(b)
8.890% 7/15/36 1,103,729
1,500 Natixis Commercial Mortgage Securities Trust, (TSFR1M
reference rate + 4.329% spread), 2019 MILE, 144A(b)
9.640% 7/15/36 1,030,426
1,100 Navistar Financial Dealer Note Master Owner Trust II,
(SOFR30A reference rate + 1.800% spread), 2022 1,
144A(b)
7.046% 5/25/27 1,103,215

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000) Description (a) Coupon Maturity Value
X– ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 1,000 Neuberger Berman Loan Advisers Clo 40 Ltd, (TSFR3M
reference rate + 3.012% spread), 2021 40A, 144A(b)
8.320% 4/16/33 $ 976,161
660 Neuberger Berman Loan Advisers Clo 40 Ltd, (TSFR3M
reference rate + 6.112% spread), 2021 40A, 144A(b)
11.420% 4/16/33 628,470
1,625 Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M
reference rate + 3.200% spread), 2022 48A, 144A(b)
8.551% 4/25/36 1,584,364
97 New Residential Mortgage Loan Trust, 2015 2A, 144A 5.371% 8/25/55 91,919
1,000 NLT Trust, 2021 INV2, 144A 2.569% 8/25/56 644,817
1,000 Oak Street Investment Grade Net Lease Fund Series,
2021 1A, 144A
4.230% 1/20/51 893,539
845 OBX Trust, 2021 J2, 144A 2.500% 7/25/51 647,176
41 OBX Trust, (TSFR1M reference rate + 0.764% spread),
2018 1, 144A(b)
4.658% 6/25/57 38,901
2,175 OHA Credit Funding 4 Ltd, (TSFR3M reference rate +
3.462% spread), 2019 4A, 144A(b)
4.336% 10/22/36 2,173,856
1,150 One Bryant Park Trust, 2019 OBP, 144A 2.516% 9/15/54 936,693
349 Oportun Funding XIV LLC, 2021 A, 144A 3.440% 3/08/28 336,587
349 Oportun Funding XIV LLC, 2021 A, 144A 5.400% 3/08/28 338,125
617 Oportun Issuance Trust, 2021 C, 144A 3.610% 10/08/31 548,665
350 Oportun Issuance Trust, 2021 C, 144A 5.570% 10/08/31 306,323
2,500 Palmer Square CLO Ltd, (TSFR3M reference rate +
3.050% spread), 2022 1A, 144A(b)
8.376% 4/20/35 2,423,755
2,000 Palmer Square CLO Ltd, (TSFR3M reference rate +
5.300% spread), 2023 1A, 144A(b)
10.626% 1/20/36 2,026,318
1,000 Palmer Square CLO Ltd, (TSFR3M reference rate +
3.212% spread), 2021 3A, 144A(b)
5.462% 1/15/35 959,533
4,000 PNMAC GMSR ISSUER TRUST, (1-Month LIBOR reference
rate + 3.850% spread), 2018 GT1, 144A(b)
9.279% 2/25/25 3,999,380
1,000 PNMAC GMSR ISSUER TRUST, (1-Month LIBOR reference
rate + 2.650% spread), 2018 GT2, 144A(b)
8.079% 8/25/25 994,458
250 Purchasing Power Funding LLC, 2021 A, 144A 4.370% 10/15/25 238,774
1,723 Purewest Funding LLC, 2021 1, 144A 4.091% 12/22/36 1,635,037
1,000 RLGH Trust, (1-Month LIBOR reference rate + 1.828%
spread), 2021 TROT, 144A(b)
1.821% 4/15/36 949,878
285 Sequoia Mortgage Trust, 2020 3, 144A 3.000% 4/25/50 234,862
7 Sequoia Mortgage Trust, 2019 2, 144A 4.000% 6/25/49 6,531
13 Sequoia Mortgage Trust, 2018 7, 144A 4.000% 9/25/48 11,891
1,440 Sesac Finance LLC, 2019 1, 144A 5.216% 7/25/49 1,359,331
965 Settlement Fee Finance LLC, 2019 1A, 144A 3.840% 11/01/49 942,728
177 Sierra Timeshare Receivables Funding LLC, 2019 2A,
144A
4.540% 5/20/36 168,599
161 Sierra Timeshare Receivables Funding LLC, 2019 3A,
144A
4.180% 8/20/36 151,572
137 Sierra Timeshare Receivables Funding LLC, 2021 1A,
144A
1.790% 11/20/37 126,836
1,155 SLG Office Trust, 2021 OVA, 144A 2.851% 7/15/41 823,656
40,180 SLG Office Trust, 2021 OVA, 144A 0.258% 7/15/41 581,927
1,855 SMR Mortgage Trust, (TSFR1M reference rate + 3.950%
spread), 2022 IND, 144A(b)
9.260% 2/15/39 1,736,556
1,872 Sonic Capital LLC, 2020 1A, 144A 3.845% 1/20/50 1,709,094
1,500 Spruce Hill Mortgage Loan Trust, 2020 SH1, 144A 3.827% 1/28/50 1,296,815
910 Start II LTD, 2019 1, 144A 5.095% 3/15/44 711,512
2,584 Taco Bell Funding LLC, 2021 1A, 144A 2.294% 8/25/51 2,140,443
1,719 Taco Bell Funding LLC, 2021 1A, 144A 1.946% 8/25/51 1,489,618
1,500 TCW CLO Ltd, (3-Month LIBOR reference rate + 6.860%
spread), 2021 2A, 144A(b)
6.985% 7/25/34 1,403,554
1,000 TICP CLO XIV Ltd, (TSFR3M reference rate + 1.912%
spread), 2019 14A, 144A(b)
7.238% 10/20/32 991,882
700 Tricon American Homes, 2020 SFR1, 144A 2.548% 7/17/38 630,415
488 UBS-Barclays Commercial Mortgage Trust 2013-C5,
144A
3.649% 3/10/46 446,714

Principal
Amount (000) Description (a) Coupon Maturity Value
X– ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 1,000 Unity-Peace Park CLO Ltd, (TSFR3M reference rate +
2.000% spread), 2022 1A, 144A(b)
7.326% 4/20/35 $ 981,800
3,000 VB-S1 Issuer LLC - VBTEL, 2022 1A, 144A 4.288% 2/15/52 2,635,498
2,000 Verus Securitization Trust, 2021 8, 144A 3.288% 11/25/66 1,374,577
764 Verus Securitization Trust, 2020 1, 144A 2.724% 1/25/60 717,239
234 Verus Securitization Trust, 2020 4, 144A 2.321% 5/25/65 217,214
600 Verus Securitization Trust, 2019 4, 144A 3.207% 11/25/59 529,310
1,011 Vivint Solar Financing V LLC, 2018 1A, 144A 7.370% 4/30/48 916,602
700 VNDO Trust, 2016 350P, 144A 4.033% 1/10/35 555,530
999 VR Funding LLC, 2020 1A, 144A 2.790% 11/15/50 875,720
185 VR Funding LLC, 2020 1A, 144A 6.420% 11/15/50 170,440
42 Washington Mutual MSC Mortgage Pass-Through
Certificates Series 2004-RA3 Trust
5.736% 8/25/38 40,725
963 Wells Fargo Mortgage Backed Securities Trust, 2021
INV1, 144A
3.315% 8/25/51 758,313
853 Wendy's Funding LLC, 2021 1A, 144A 2.370% 6/15/51 709,217
539 Zaxby's Funding LLC, 2021 1A, 144A 3.238% 7/30/51 453,470
Total Asset-Backed and Mortgage-Backed Securities
(cost $370,084,635) 342,021,004
Principal
Amount (000) Description (a) Coupon Maturity Value
X – CORPORATE BONDS - 26 .3%
X 184,321,885
Aerospace & Defense - 0.2%
$ 1,000 Boeing Co/The 5.805% 5/01/50 $ 972,886
900 Raytheon Technologies Corp 1.900% 9/01/31 704,749
Total Aerospace & Defense 1,677,635
Automobile Components - 0.2%
1,500 Goodyear Tire & Rubber Co/The (d) 5.000% 7/15/29 1,331,247
Total Automobile Components 1,331,247
Automobiles - 0.6%
1,040 Ford Motor Credit Co LLC 3.375% 11/13/25 969,576
450 Ford Motor Credit Co LLC 7.350% 3/06/30 458,007
1,225 General Motors Financial Co Inc 3.600% 6/21/30 1,051,516
1,500 Hyundai Capital Services Inc, 144A 2.125% 4/24/25 1,413,775
Total Automobiles 3,892,874
Banks - 3.1%
1,200 Access Bank PLC, 144A 6.125% 9/21/26 1,017,120
375 African Export-Import Bank/The, 144A 2.634% 5/17/26 336,863
1,000 Akbank TAS, 144A (d) 6.800% 2/06/26 977,500
1,050 Banco Nacional de Comercio Exterior SNC/Cayman
Islands, 144A
2.720% 8/11/31 880,593
1,000 Banco Santander SA 6.921% 8/08/33 999,669
500 Bangkok Bank PCL/Hong Kong, 144A 3.466% 9/23/36 401,424
2,685 Bank of America Corp 1.898% 7/23/31 2,119,518
1,675 Bank of America Corp 3.248% 10/21/27 1,560,441
950 Bank of America Corp 1.922% 10/24/31 744,256
1,035 Banque Ouest Africaine de Developpement, 144A 4.700% 10/22/31 845,492
1,000 Citigroup Inc 2.572% 6/03/31 825,841
310 Credit Suisse AG/New York NY 3.625% 9/09/24 301,537
1,475 Deutsche Bank AG/New York NY 3.961% 11/26/25 1,423,826
1,675 Development Bank of Kazakhstan JSC, 144A 2.950% 5/06/31 1,329,531
375 Grupo Aval Ltd, 144A 4.375% 2/04/30 297,457
1,000 HSBC Holdings PLC 4.583% 6/19/29 944,081
1,400 JPMorgan Chase & Co 1.470% 9/22/27 1,236,630
1,625 JPMorgan Chase & Co 5.350% 6/01/34 1,605,668

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000)   Description (a) Coupon Maturity Value
Banks (continued)
$ 1,000 Morgan Stanley Bank NA 5.479% 7/16/25 $ 1,001,377
1,000 Turkiye Garanti Bankasi AS, 144A 7.177% 5/24/27 945,780
750 Turkiye Ihracat Kredi Bankasi AS, 144A 5.750% 7/06/26 702,030
800 Turkiye Vakiflar Bankasi TAO, 144A 5.500% 10/01/26 735,811
750 Wells Fargo Bank NA 5.450% 8/07/26 752,377
Total Banks 21,984,822
Beverages - 0.7%
1,200 Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A 3.375% 6/29/28 988,375
900 Anheuser-Busch InBev Worldwide Inc 4.350% 6/01/40 805,145
1,200 Cia Cervecerias Unidas SA, 144A 3.350% 1/19/32 1,003,115
950 Constellation Brands Inc 2.875% 5/01/30 819,775
1,125 Primo Water Holdings Inc, 144A 4.375% 4/30/29 987,188
Total Beverages 4,603,598
Biotechnology - 0.1%
1,000 Amgen Inc 5.650% 3/02/53 991,345
Total Biotechnology 991,345
Broadline Retail - 0.5%
1,450 JSM Global Sarl, 144A (e) 4.750% 10/20/30 184,941
1,000 Kohl's Corp 4.625% 5/01/31 736,250
2,000 Prosus NV, 144A 3.257% 1/19/27 1,796,277
725 Prosus NV, 144A 3.680% 1/21/30 596,408
200 Prosus NV, 144A 4.850% 7/06/27 187,946
Total Broadline Retail 3,501,822
Building Products - 0.1%
875 Cemex SAB de CV, 144A 9.125% 12/30/49 914,094
Total Building Products 914,094
Capital Markets - 1.0%
1,000 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 918,359
1,750 ENN Clean Energy International Investment Ltd, 144A 3.375% 5/12/26 1,576,590
2,300 Goldman Sachs Group Inc/The 1.542% 9/10/27 2,031,028
1,250 Morgan Stanley Bank NA 4.754% 4/21/26 1,233,813
665 NFP Corp, 144A 7.500% 10/01/30 645,453
860 UBS Group AG 3.750% 3/26/25 830,785
Total Capital Markets 7,236,028
Chemicals - 0.9%
1,700 Alpek SAB de CV, 144A 4.250% 9/18/29 1,529,822
950 EverArc Escrow Sarl, 144A 5.000% 10/30/29 780,491
1,025 OCP SA, 144A 3.750% 6/23/31 844,520
1,325 Orbia Advance Corp SAB de CV, 144A 1.875% 5/11/26 1,181,238
725 Sasol Financing USA LLC 4.375% 9/18/26 651,597
500 Sasol Financing USA LLC, 144A 8.750% 5/03/29 488,125
990 Tronox Inc, 144A 4.625% 3/15/29 815,795
Total Chemicals 6,291,588
Commercial Services & Supplies - 0.1%
1,170 ADT Security Corp/The, 144A 4.875% 7/15/32 1,009,242
Total Commercial Services & Supplies 1,009,242
Communications Equipment - 0.1%
1,250 T-Mobile USA Inc 2.250% 11/15/31 993,399
Total Communications Equipment 993,399

Principal
Amount (000)   Description (a) Coupon Maturity Value
Construction Materials - 0.1%
$ 1,250 UltraTech Cement Ltd, 144A 2.800% 2/16/31 $ 1,009,140
Total Construction Materials 1,009,140
Consumer Finance - 0.1%
1,095 OneMain Finance Corp 3.500% 1/15/27 952,924
Total Consumer Finance 952,924
Containers & Packaging - 0.2%
785 Amcor Flexibles North America Inc 2.690% 5/25/31 638,693
715 Mauser Packaging Solutions Holding Co, 144A 7.875% 8/15/26 704,093
Total Containers & Packaging 1,342,786
Diversified REITs - 0.5%
900 Essential Properties LP 2.950% 7/15/31 674,484
2,200 SBA Tower Trust, 144A 1.840% 4/15/27 1,897,899
500 SBA Tower Trust, 144A 1.631% 11/15/26 434,966
270 SBA Tower Trust, 144A 1.884% 1/15/26 243,814
240 SBA Tower Trust, 144A 2.836% 1/15/25 228,976
Total Diversified REITs 3,480,139
Diversified Telecommunication Services - 0.3%
770 Iliad Holding SASU, 144A 6.500% 10/15/26 734,723
1,690 Verizon Communications Inc 1.750% 1/20/31 1,315,418
Total Diversified Telecommunication Services 2,050,141
Electric Utilities - 1.8%
750 AEP Transmission Co LLC 5.400% 3/15/53 744,397
900 AEP Transmission Co LLC 3.650% 4/01/50 678,702
1,035 AES Espana BV, 144A 5.700% 5/04/28 938,227
1,000 Duke Energy Carolinas LLC 4.950% 1/15/33 985,019
760 Duke Energy Carolinas LLC 5.350% 1/15/53 738,700
800 Empresas Publicas de Medellin ESP, 144A 4.375% 2/15/31 620,954
950 Eskom Holdings SOC Ltd, 144A 6.350% 8/10/28 888,250
990 Florida Power & Light Co 4.800% 5/15/33 967,108
1,175 Georgia Power Co 2.650% 9/15/29 1,012,481
750 Interstate Power and Light Co 3.100% 11/30/51 474,010
875 Israel Electric Corp Ltd, 144A , Reg S 3.750% 2/22/32 740,425
250 NPC Ukrenergo, 144A 6.875% 11/09/28 69,688
750 Public Service Co of Colorado 2.700% 1/15/51 452,075
1,500 ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries, 144A
4.500% 7/14/28 1,261,030
1,780 Talen Energy Supply LLC, 144A 8.625% 6/01/30 1,853,352
Total Electric Utilities 12,424,418
Electrical Equipment - 0.1%
950 GrafTech Global Enterprises Inc, 144A 9.875% 12/15/28 926,250
Total Electrical Equipment 926,250
Electronic Equipment - 0.2%
1,150 Imola Merger Corp, 144A 4.750% 5/15/29 1,022,186
Total Electronic Equipment 1,022,186
Energy Equipment & Services - 0.6%
1,100 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.875% 4/01/27 1,081,465
2,000 EIG Pearl Holdings Sarl, 144A 3.545% 8/31/36 1,660,000
1,700 Galaxy Pipeline Assets Bidco Ltd, 144A 2.625% 3/31/36 1,343,555
Total Energy Equipment & Services 4,085,020

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000)   Description (a) Coupon Maturity Value
Entertainment - 0.1%
$ 1,000 Warnermedia Holdings Inc 5.050% 3/15/42 $ 822,032
Total Entertainment 822,032
Equity Real Estate Investment Trusts (REITs) - 0.1%
1,000 American Tower Corp 2.750% 1/15/27 914,035
Total Equity Real Estate Investment Trusts (REITs) 914,035
Financial Services - 0.5%
500 Citrus Re Ltd (3-Month U.S. Treasury Bill reference rate +
5.100% spread), 144A (b)
5.100% 6/07/25 491,300
600 DAE Funding LLC, 144A 3.375% 3/20/28 533,657
500 Hestia Re Ltd (1-Month U.S. Treasury Bill reference rate +
9.500% spread), 144A (b)
14.942% 4/22/25 479,700
1,000 Indian Railway Finance Corp Ltd, 144A 3.570% 1/21/32 852,430
250 Matterhorn Re Ltd (SOFR reference rate + 5.250%
spread), 144A (b)
5.889% 3/24/25 241,975
1,000 Sanders Re Ltd (3-Month U.S. Treasury Bill reference rate
+ 3.050% spread), 144A (b)
3.250% 4/07/25 943,300
Total Financial Services 3,542,362
Food Products - 0.2%
750 BRF SA, 144A 4.875% 1/24/30 646,606
1,075 Ulker Biskuvi Sanayi AS, 144A 6.950% 10/30/25 1,012,545
Total Food Products 1,659,151
Gas Utilities - 0.3%
1,125 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 992,592
1,050 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 987,032
Total Gas Utilities 1,979,624
Ground Transportation - 0.1%
1,000 Transnet SOC Ltd, 144A 8.250% 2/06/28 971,000
Total Ground Transportation 971,000
Health Care Providers & Services - 0.3%
850 CVS Health Corp 5.050% 3/25/48 745,544
825 CVS Health Corp 1.750% 8/21/30 654,108
1,000 HCA Inc 3.500% 9/01/30 873,426
Total Health Care Providers & Services 2,273,078
Hotels, Restaurants & Leisure - 0.5%
990 Cinemark USA Inc, 144A 5.250% 7/15/28 879,357
750 GENM Capital Labuan Ltd, 144A 3.882% 4/19/31 599,347
1,000 NCL Corp Ltd, 144A 5.875% 3/15/26 942,879
1,135 Sands China Ltd (d) 3.500% 8/08/31 912,491
Total Hotels, Restaurants & Leisure 3,334,074
Independent Power and Renewable Electricity Producers - 0.2%
1,500 EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime
Energia SpA, 144A
5.375% 12/30/30 1,105,917
Total Independent Power and Renewable Electricity Producers 1,105,917
Independent Power Producers & Energy Traders - 0.4%
1,194 Alfa Desarrollo SpA2021 1, 144A 4.550% 9/27/51 862,808
1,454 Sweihan PV Power Co PJSC2022 1, 144A 3.625% 1/31/49 1,140,458
617 UEP Penonome II SA2020 1, 144A 6.500% 10/01/38 471,912
Total Independent Power Producers & Energy Traders 2,475,178

Principal
Amount (000)   Description (a) Coupon Maturity Value
Insurance - 0.9%
$ 1,600 Allianz SE, 144A , (WI/DD) 6.350% 9/06/53 $ 1,602,240
1,000 Berkshire Hathaway Finance Corp 2.875% 3/15/32 872,866
500 Bonanza RE Ltd2020 A (3-Month U.S. Treasury Bill
reference rate + 4.870% spread), 144A (b)
10.289% 12/23/24 439,500
250 Bonanza RE Ltd (3-Month U.S. Treasury Bill reference rate
+ 5.750% spread), 144A (b)
11.174% 3/16/25 175,000
900 Hartford Financial Services Group Inc/The 2.800% 8/19/29 787,635
250 Kendall Re Ltd2020 A (3-Month U.S. Treasury Bill
reference rate + 4.000% spread), 144A (b)
4.040% 5/02/24 247,025
550 Residential Reinsurance Ltd2020 A (3-Month U.S.
Treasury Bill reference rate + 6.510% spread), 144A (b)
6.510% 12/06/24 547,305
500 Vitality Re XII Ltd2020 A (3-Month U.S. Treasury Bill
reference rate + 2.250% spread), 144A (b)
2.250% 1/07/25 497,300
1,000 Vitality Re XIV Ltd (3-Month U.S. Treasury Bill reference rate + 3.500% spread), 144A (b)
8.932% 1/05/27 1,022,600
Total Insurance 6,191,471
Interactive Media & Services - 0.2%
1,100 Arches Buyer Inc, 144A 4.250% 6/01/28 956,833
535 Baidu Inc 1.625% 2/23/27 471,740
Total Interactive Media & Services 1,428,573
IT Services - 0.3%
2,075 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 1,800,125
Total IT Services 1,800,125
Machinery - 0.1%
750 John Deere Capital Corp 4.950% 7/14/28 752,479
Total Machinery 752,479
Marine Transportation - 0.2%
1,740 MISC Capital Two Labuan Ltd, 144A 3.750% 4/06/27 1,626,517
Total Marine Transportation 1,626,517
Media - 0.8%
1,000 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 946,707
1,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.900% 6/01/52 639,868
1,000 Comcast Corp 2.800% 1/15/51 634,307
1,500 CSC Holdings LLC, 144A 4.125% 12/01/30 1,069,609
350 CSC Holdings LLC, 144A (d) 11.250% 5/15/28 345,213
925 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 779,775
1,000 Sirius XM Radio Inc, 144A 4.000% 7/15/28 865,921
Total Media 5,281,400
Metals & Mining - 0.8%
1,675 AngloGold Ashanti Holdings PLC 3.750% 10/01/30 1,388,786
700 AngloGold Ashanti Holdings PLC 3.375% 11/01/28 605,620
750 Antofagasta PLC, 144A 5.625% 5/13/32 731,709
1,120 Freeport Indonesia PT, 144A 5.315% 4/14/32 1,042,785
2,000 SunCoke Energy Inc, 144A 4.875% 6/30/29 1,701,919
Total Metals & Mining 5,470,819
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
1,750 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc,
144A
3.625% 3/01/29 1,489,482
Total Mortgage Real Estate Investment Trusts (REITs) 1,489,482

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000)   Description (a) Coupon Maturity Value
Multi-Utilities - 0.1%
$ 900 Ameren Illinois Co 4.950% 6/01/33 $ 881,480
Total Multi-Utilities 881,480
Oil, Gas & Consumable Fuels - 3.0%
720 Civitas Resources Inc, 144A 8.375% 7/01/28 741,600
940 Civitas Resources Inc, 144A 8.750% 7/01/31 972,900
800 Cosan Luxembourg SA, 144A 5.500% 9/20/29 741,731
750 Diamondback Energy Inc 4.400% 3/24/51 582,206
1,000 Ecopetrol SA 5.875% 11/02/51 675,446
100 Ecopetrol SA 5.875% 5/28/45 70,493
450 Ecopetrol SA 4.625% 11/02/31 355,523
575 Ecopetrol SA 6.875% 4/29/30 535,497
300 Empresa Nacional del Petroleo, 144A 6.150% 5/10/33 295,838
900 Empresa Nacional del Petroleo, 144A 3.450% 9/16/31 741,223
826 Energean Israel Finance Ltd, 144A , Reg S 5.375% 3/30/28 750,503
750 Energy Transfer LP 5.000% 5/15/50 617,351
900 Enterprise Products Operating LLC 4.450% 2/15/43 765,525
1,000 Enterprise Products Operating LLC 5.350% 1/31/33 1,005,569
1,000 EQM Midstream Partners LP 6.500% 7/15/48 907,748
500 Medco Laurel Tree Pte Ltd, 144A 6.950% 11/12/28 452,957
1,000 MEG Energy Corp, 144A 5.875% 2/01/29 955,331
1,010 Parkland Corp/Canada, 144A 4.625% 5/01/30 890,386
990 PBF Holding Co LLC / PBF Finance Corp, 144A 7.875% 9/15/30 987,347
500 Pertamina Persero PT, 144A 1.400% 2/09/26 451,514
200 Petroleos del Peru SA, 144A 4.750% 6/19/32 148,326
559 Petroleos Mexicanos 7.690% 1/23/50 374,018
100 Petroleos Mexicanos 6.750% 9/21/47 61,893
1,490 Petroleos Mexicanos 6.700% 2/16/32 1,126,679
800 Phillips 66 Co 5.300% 6/30/33 791,920
553 Saka Energi Indonesia PT, 144A 4.450% 5/05/24 543,306
1,000 SierraCol Energy Andina LLC, 144A 6.000% 6/15/28 758,393
1,000 Thaioil Treasury Center Co Ltd, 144A 2.500% 6/18/30 799,929
1,780 Transcanada Trust 5.500% 9/15/79 1,495,236
975 USA Compression Partners LP / USA Compression
Finance Corp
6.875% 9/01/27 950,456
440 Venture Global LNG Inc, 144A 8.125% 6/01/28 443,847
Total Oil, Gas & Consumable Fuels 20,990,691
Paper & Forest Products - 0.3%
710 Inversiones CMPC SA, 144A 6.125% 6/23/33 711,065
1,500 Suzano Austria GmbH 3.125% 1/15/32 1,185,081
Total Paper & Forest Products 1,896,146
Passenger Airlines - 0.4%
1,278 American Airlines Class A Pass Through Trust2021 2021 2.875% 7/11/34 1,057,736
382 British Airways Class A Pass Through Trust2020 A, 144A 4.250% 11/15/32 351,666
311 British Airways Class B Pass Through Trust2020 A, 144A 8.375% 11/15/28 315,204
1,000 Grupo Aeromexico SAB de CV, 144A 8.500% 3/17/27 924,838
Total Passenger Airlines 2,649,444
Personal Care Products - 0.1%
1,000 Haleon US Capital LLC 3.625% 3/24/32 888,335
Total Personal Care Products 888,335
Pharmaceuticals - 0.7%
1,000 Organon & Co / Organon Foreign Debt Co-Issuer BV,
144A
5.125% 4/30/31 852,003
1,625 Pfizer Investment Enterprises Pte Ltd 4.450% 5/19/28 1,594,186
1,000 Pfizer Investment Enterprises Pte Ltd 5.300% 5/19/53 1,000,364

Principal
Amount (000)   Description (a) Coupon Maturity Value
Pharmaceuticals (continued)
$ 990 Teva Pharmaceutical Finance Netherlands III BV (d) 5.125% 5/09/29 $ 915,750
670 Teva Pharmaceutical Finance Netherlands III BV (d) 8.125% 9/15/31 709,848
Total Pharmaceuticals 5,072,151
Professional Services - 0.1%
750 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 636,926
Total Professional Services 636,926
Retail REITs - 0.5%
1,000 Brixmor Operating Partnership LP 2.250% 4/01/28 849,756
1,000 Kite Realty Group Trust 4.750% 9/15/30 915,376
900 Regency Centers LP 2.950% 9/15/29 777,703
888 SITE Centers Corp 3.625% 2/01/25 844,866
Total Retail REITs 3,387,701
Semiconductors & Semiconductor Equipment - 0.3%
1,200 SK Hynix Inc, 144A 1.500% 1/19/26 1,079,765
675 TSMC Arizona Corp 3.875% 4/22/27 649,304
Total Semiconductors & Semiconductor Equipment 1,729,069
Software - 0.2%
700 Oracle Corp 5.550% 2/06/53 650,710
750 Salesforce Inc 2.700% 7/15/41 535,566
Total Software 1,186,276
Specialized REITs - 0.1%
1,000 Uniti Group LP / Uniti Group Finance Inc / CSL Capital
LLC, 144A
10.500% 2/15/28 997,634
Total Specialized REITs 997,634
Specialty Retail - 0.5%
850 Lowe's Cos Inc 4.250% 4/01/52 672,425
1,125 Michaels Cos Inc/The, 144A 5.250% 5/01/28 937,969
1,000 Michaels Cos Inc/The, 144A 7.875% 5/01/29 693,200
1,000 Staples Inc, 144A 7.500% 4/15/26 827,397
Total Specialty Retail 3,130,991
Textiles, Apparel & Luxury Goods - 0.1%
930 Hanesbrands Inc, 144A (d) 9.000% 2/15/31 933,635
Total Textiles, Apparel & Luxury Goods 933,635
Tobacco - 0.1%
750 BAT International Finance PLC 4.448% 3/16/28 711,022
Total Tobacco 711,022
Trading Companies & Distributors - 0.8%
880 AerCap Holdings NV (d) 5.875% 10/10/79 849,645
1,410 AerCap Ireland Capital DAC / AerCap Global Aviation
Trust
3.500% 1/15/25 1,361,642
960 AerCap Ireland Capital DAC / AerCap Global Aviation
Trust
3.300% 1/30/32 780,131
1,825 Albion Financing 2SARL, 144A 8.750% 4/15/27 1,691,820
1,065 Windsor Holdings III LLC, 144A 8.500% 6/15/30 1,069,645
Total Trading Companies & Distributors 5,752,883
Transportation Infrastructure - 0.1%
500 Adani Ports & Special Economic Zone Ltd, 144A 3.100% 2/02/31 344,516
Total Transportation Infrastructure 344,516

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000)   Description (a) Coupon Maturity Value
Wireless Telecommunication Services - 1.2%
$ 1,935 AT&T Inc 3.500% 9/15/53 $ 1,273,626
1,400 C&W Senior Financing DAC, 144A 6.875% 9/15/27 1,299,312
775 CT Trust, 144A 5.125% 2/03/32 638,197
975 Empresa Nacional de Telecomunicaciones SA, 144A 3.050% 9/14/32 755,625
1,000 Liberty Costa Rica Senior Secured Finance, 144A 10.875% 1/15/31 1,010,000
1,386 Millicom International Cellular SA2028 2028, 144A 5.125% 1/15/28 1,256,709
1,375 Sitios Latinoamerica SAB de CV, 144A 5.375% 4/04/32 1,229,773
995 Vmed O2 UK Financing I PLC, 144A 4.750% 7/15/31 831,728
Total Wireless Telecommunication Services 8,294,970
Total Corporate Bonds
(cost $204,001,508) 184,321,885
Principal
Amount (000) Description (a) Coupon Maturity Value
X – $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 8 .0%
X 56,469,395
Automobiles - 0.2%
$ 1,735 General Motors Financial Co Inc 5.700% N/A (f) $ 1,486,491
Total Automobiles 1,486,491
Banks - 3.5%
1,100 Banco de Credito del Peru S.A, 144A 3.125% 7/01/30 1,021,776
1,500 Bank of America Corp 6.100% N/A (f) 1,474,406
1,500 Bank of America Corp (d) 6.125% N/A (f) 1,455,000
1,875 Citigroup Inc (d) 7.375% N/A (f) 1,886,719
750 Citigroup Inc 6.174% 5/25/34 747,382
2,000 CoBank ACB 6.250% N/A (f) 1,918,288
2,000 Goldman Sachs Group Inc/The 3.800% N/A (f) 1,678,940
1,560 Huntington Bancshares Inc/OH 5.625% N/A (f) 1,419,600
2,450 JPMorgan Chase & Co 3.650% N/A (f) 2,164,964
1,275 JPMorgan Chase & Co 5.000% N/A (f) 1,248,716
2,000 PNC Financial Services Group Inc/The 3.400% N/A (f) 1,530,080
2,000 Truist Financial Corp (d) 4.800% N/A (f) 1,771,000
1,415 Truist Financial Corp 5.100% N/A (f) 1,237,983
2,900 Wells Fargo & Co 3.900% N/A (f) 2,570,850
1,440 Wells Fargo & Co (d) 7.625% N/A (f) 1,474,200
1,230 Wells Fargo & Co 5.875% N/A (f) 1,219,237
Total Banks 24,819,141
Building Products - 0.1%
1,125 Cemex SAB de CV, 144A 5.125% N/A (f) 1,043,907
Total Building Products 1,043,907
Capital Markets - 0.9%
2,500 Bank of New York Mellon Corp/The 4.700% N/A (f) 2,425,400
2,050 Charles Schwab Corp/The 5.375% N/A (f) 1,978,250
1,955 Goldman Sachs Group Inc 7.500% N/A (f) 1,964,775
Total Capital Markets 6,368,425
Diversified Telecommunication Services - 0.2%
1,000 Network i2i Ltd, 144A (d) 3.975% N/A (f) 914,952
800 Network i2i Ltd, 144A 5.650% N/A (f) 778,000
Total Diversified Telecommunication Services 1,692,952
Electric Utilities - 0.4%
1,500 Edison International 5.000% N/A (f) 1,290,000
1,500 Southern Co/The 4.000% 1/15/51 1,390,974
Total Electric Utilities 2,680,974

Principal
Amount (000) Description (a) Coupon Maturity Value
Financial Services - 0.1%
$ 1,000 Voya Financial Inc 6.125% N/A (f) $ 988,430
Total Financial Services 988,430
Food Products - 0.4%
2,730 Land O' Lakes Inc, 144A 8.000% N/A (f) 2,545,725
Total Food Products 2,545,725
Independent Power and Renewable Electricity Producers - 0.2%
1,304 Vistra Corp, 144A 7.000% N/A (f) 1,206,931
Total Independent Power and Renewable Electricity Producers 1,206,931
Insurance - 0.8%
2,835 AXIS Specialty Finance LLC 4.900% 1/15/40 2,279,978
1,485 Enstar Finance LLC 5.500% 1/15/42 1,173,392
1,000 Hanwha Life Insurance Co Ltd, 144A 3.379% 2/04/32 897,784
1,500 Prudential Financial Inc 6.000% 9/01/52 1,432,740
Total Insurance 5,783,894
Media - 0.3%
2,185 Paramount Global 6.375% 3/30/62 1,802,625
Total Media 1,802,625
Multi-Utilities - 0.3%
2,035 Sempra 4.875% N/A (f) 1,924,683
Total Multi-Utilities 1,924,683
Oil, Gas & Consumable Fuels - 0.5%
2,235 Enbridge Inc 5.750% 7/15/80 2,034,867
1,400 Energy Transfer LP 6.500% N/A (f) 1,276,870
Total Oil, Gas & Consumable Fuels 3,311,737
Trading Companies & Distributors - 0.1%
825 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 813,480
Total Trading Companies & Distributors 813,480
Total $1,000 Par (or similar) Institutional Preferred
(cost $61,717,733) 56,469,395
Principal
Amount (000) Description (a) Coupon Maturity Value
X – SOVEREIGN DEBT - 6 .9%
X 48,551,936
Angola - 0.1%
$ 1,050 Angolan Government International Bond , 144A 8.750% 4/14/32 $ 861,000
Total Angola 861,000
Bahrain - 0.1%
500 Bahrain Government International Bond , 144A 6.000% 9/19/44 401,458
Total Bahrain 401,458
Bermuda - 0.1%
625 Bermuda Government International Bond , 144A 2.375% 8/20/30 511,125
Total Bermuda 511,125
Brazil - 0.1%
570 Brazilian Government International Bond 6.000% 10/20/33 554,396
Total Brazil 554,396

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000)   Description (a) Coupon Maturity Value
Chile - 0.0%
$ 450 Chile Government International Bond 3.100% 5/07/41 $ 327,350
Total Chile 327,350
Colombia - 0.1%
1,150 Colombia Government International Bond 5.000% 6/15/45 805,898
Total Colombia 805,898
Costa Rica - 0.1%
905 Costa Rica Government International Bond , 144A 5.625% 4/30/43 784,090
Total Costa Rica 784,090
Cote d'Ivoire - 0.4%
1,750 Ivory Coast Government International Bond , 144A 6.125% 6/15/33 1,492,872
1,247 Ivory Coast Government International Bond , 144A 5.750% 12/31/32 1,128,787
Total Cote d'Ivoire 2,621,659
Dominican Republic - 0.2%
1,000 Dominican Republic International Bond , 144A 4.500% 1/30/30 870,947
835 Dominican Republic International Bond , 144A 5.300% 1/21/41 650,646
12,000 DOP Dominican Republic International Bond , 144A 9.750% 6/05/26 214,784
Total Dominican Republic 1,736,377
Ecuador - 0.0%
380 Ecuador Government International Bond , 144A 5.000% 7/31/30 184,985
Total Ecuador 184,985
Ghana - 0.0%
650 Ghana Government International Bond , 144A 8.125% 3/26/32 280,800
Total Ghana 280,800
Guatemala - 0.1%
500 Guatemala Government Bond , 144A 6.600% 6/13/36 499,947
Total Guatemala 499,947
Hungary - 0.1%
425 Hungary Government International Bond , 144A 5.250% 6/16/29 415,194
300 Magyar Export-Import Bank Zrt , 144A 6.125% 12/04/27 297,831
Total Hungary 713,025
Indonesia - 0.1%
950 Perusahaan Penerbit SBSN Indonesia III , 144A 3.800% 6/23/50 730,195
Total Indonesia 730,195
Iraq - 0.2%
1,696 Iraq International Bond , 144A 5.800% 1/15/28 1,556,484
Total Iraq 1,556,484
Jamaica - 0.1%
805 Jamaica Government International Bond 6.750% 4/28/28 830,816
Total Jamaica 830,816
Jordan - 0.2%
1,300 Jordan Government International Bond , 144A 5.850% 7/07/30 1,201,005
Total Jordan 1,201,005
Kazakhstan - 0.1%
975 Kazakhstan Government International Bond , 144A 6.500% 7/21/45 1,021,550
Total Kazakhstan 1,021,550

Principal
Amount (000)   Description (a) Coupon Maturity Value
Kenya - 0.3%
$ 1,445 Republic of Kenya Government International Bond ,
144A
6.300% 1/23/34 $ 1,042,945
400 Republic of Kenya Government International Bond ,
144A
7.000% 5/22/27 354,000
Total Kenya 1,396,945
Mexico - 0.5%
1,950 Mexico Government International Bond 4.280% 8/14/41 1,572,395
1,640 Mexico Government International Bond 4.750% 3/08/44 1,374,492
1,000 Mexico Government International Bond 4.750% 4/27/32 946,955
275 Mexico Government International Bond 5.400% 2/09/28 277,360
Total Mexico 4,171,202
Mongolia - 0.1%
795 Mongolia Government International Bond , 144A (d) 4.450% 7/07/31 612,641
Total Mongolia 612,641
Morocco - 0.2%
850 Morocco Government International Bond , 144A 5.500% 12/11/42 719,346
920 Morocco Government International Bond , 144A 3.000% 12/15/32 717,526
280 Morocco Government International Bond , 144A 5.950% 3/08/28 280,000
Total Morocco 1,716,872
Nigeria - 0.0%
415 Nigeria Government International Bond , 144A 7.875% 2/16/32 337,262
325 Nigeria Government International Bond , 144A 8.375% 3/24/29 286,000
Total Nigeria 623,262
Oman - 0.1%
850 Oman Government International Bond , 144A 6.000% 8/01/29 853,879
250 Oman Government International Bond , 144A 6.750% 10/28/27 257,188
Total Oman 1,111,067
Panama - 0.2%
1,360 Panama Bonos del Tesoro 3.362% 6/30/31 1,096,078
Total Panama 1,096,078
Paraguay - 0.1%
550 Paraguay Government International Bond , 144A 5.600% 3/13/48 470,679
Total Paraguay 470,679
Peru - 0.1%
925 Peruvian Government International Bond 2.783% 1/23/31 784,026
Total Peru 784,026
Philippines - 0.2%
550 Philippine Government International Bond 6.375% 10/23/34 602,345
495 Philippine Government International Bond 4.200% 3/29/47 413,961
Total Philippines 1,016,306
Poland - 0.1%
630 Republic of Poland Government International Bond 5.500% 4/04/53 611,599
Total Poland 611,599
Qatar - 0.1%
850 Qatar Government International Bond , 144A 4.817% 3/14/49 791,224
Total Qatar 791,224
Republic of Serbia - 0.1%
375 Serbia International Bond , 144A 6.500% 9/26/33 369,660
Total Republic of Serbia 369,660

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000)   Description (a) Coupon Maturity Value
Romania - 0.1%
$ 450 Romanian Government International Bond , 144A 7.625% 1/17/53 $ 483,188
Total Romania 483,188
Rwanda - 0.2%
1,375 Rwanda International Government Bond , 144A 5.500% 8/09/31 1,061,321
Total Rwanda 1,061,321
Saudi Arabia - 0.1%
1,365 Saudi Government International Bond , 144A 3.750% 1/21/55 975,839
Total Saudi Arabia 975,839
Senegal - 0.1%
475 Senegal Government International Bond , 144A 6.250% 5/23/33 387,510
Total Senegal 387,510
South Africa - 0.2%
1,900 Republic of South Africa Government International Bond 5.375% 7/24/44 1,350,186
Total South Africa 1,350,186
Ukraine - 0.0%
225 Ukraine Government International Bond , 144A 7.750% 9/01/29 64,018
Total Ukraine 64,018
United States - 1.8%
7,000 United States Treasury Note/Bond 4.375% 8/15/43 6,981,406
6,000 United States Treasury Note/Bond 4.750% 7/31/25 5,983,828
Total United States 12,965,234
Uzbekistan - 0.1%
525 Republic of Uzbekistan International Bond , 144A 5.375% 2/20/29 479,719
Total Uzbekistan 479,719
Vietnam - 0.1%
400 Vietnam Government International Bond , 144A 4.800% 11/19/24 391,200
Total Vietnam 391,200
Total Sovereign Debt
(cost $55,361,874) 48,551,936
Principal
Amount (000) Description (a)
Coupon
(g)
Reference
Rate (g) Spread (g) Maturity (h) Value
X – VARIABLE RATE SENIOR LOAN INTERESTS - 2 .8% (g)
X 19,390,877
Beverages - 0.0%
$ 393 City Brewing Company, LLC,
Term Loan
9.070% TSFR3M 3.500% 4/05/28 $ 259,380
Total Beverages 259,380
Building Products - 0.1%
420 Cornerstone Building
Brands, Inc., Term Loan B
8.660% TSFR1M 3.250% 4/12/28 411,358
Total Building Products 411,358
Chemicals - 0.1%
225 Ineos US Finance LLC, Term
Loan B
8.820% SOFR30A 3.500% 2/09/30 223,819
69 W.R. Grace & Co.-Conn.,
Term Loan B
9.313% 3-Month LIBOR 3.750% 9/22/28 69,007
Total Chemicals 292,826

Principal
Amount (000) Description (a)
Coupon
(g)
Reference
Rate (g) Spread (g) Maturity (h) Value
Commercial Services & Supplies - 0.0%
$ 139 GFL Environmental Inc.,
Term Loan
8.469% TSFR1M 3.000% 5/30/25 $ 139,412
Total Commercial Services & Supplies 139,412
Containers & Packaging - 0.1%
489 Plaze, Inc., Term Loan B 8.820% SOFR30A 3.500% 8/03/26 467,780
157 Reynolds Group Holdings
Inc. , Term Loan B2
8.696% SOFR30A 3.250% 2/05/26 157,310
Total Containers & Packaging 625,090
Diversified Telecommunication Services - 0.1%
170 Cablevision Lightpath LLC,
Term Loan B
8.675% TSFR1M 3.250% 12/01/27 167,121
156 Zayo Group Holdings, Inc.,
Term Loan
8.446% SOFR30A 3.000% 3/09/27 125,235
Total Diversified Telecommunication Services 292,356
Electric Utilities - 0.1%
940 Talen Energy Supply, LLC,
Term Loan B , (WI/DD)
TBD TBD TBD TBD 944,531
Total Electric Utilities 944,531
Electronic Equipment, Instruments & Components - 0.1%
292 Ingram Micro Inc., Term
Loan B
9.038% 3-Month LIBOR 3.500% 7/02/28 292,273
Total Electronic Equipment, Instruments & Components 292,273
Health Care Equipment & Supplies - 0.4%
1,980 Bausch & Lomb, Inc., Term
Loan
8.592% SOFR90A 3.250% 5/05/27 1,939,915
464 CNT Holdings I Corp, Term
Loan
8.800% SOFR90A 3.500% 11/08/27 464,271
591 Medline Borrower, LP, Term
Loan B
8.696% SOFR30A 3.250% 10/21/28 591,322
Total Health Care Equipment & Supplies 2,995,508
Health Care Providers & Services - 0.4%
988 Parexel International
Corporation, Term Loan, First
Lien
8.696% SOFR30A 3.250% 11/15/28 985,959
1,482 Select Medical Corporation,
Term Loan B1
8.320% SOFR30A 3.000% 3/06/27 1,484,925
Total Health Care Providers & Services 2,470,884
Hotels, Restaurants & Leisure - 0.1%
350 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.437% SOFR180A 3.500% 10/31/29 351,138
489 IRB Holding Corp, Term
Loan B
8.431% SOFR30A 3.000% 12/15/27 486,815
Total Hotels, Restaurants & Leisure 837,953
Household Durables - 0.1%
440 Weber-Stephen Products
LLC, Term Loan B
8.696% SOFR30A 3.250% 10/30/27 398,940
Total Household Durables 398,940

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Principal
Amount (000) Description (a)
Coupon
(g)
Reference
Rate (g) Spread (g) Maturity (h) Value
Media - 0.1%
$ 885 DirecTV Financing, LLC, Term
Loan
10.446% SOFR30A 5.000% 8/02/27 $ 875,628
Total Media 875,628
Passenger Airlines - 0.2%
280 Mileage Plus Holdings LLC,
Term Loan B
10.764% 3-Month LIBOR 5.250% 6/20/27 292,250
149 SkyMiles IP Ltd., Term Loan B 9.076% SOFR90A 3.750% 10/20/27 154,896
1,167 United Airlines, Inc., Term
Loan B
9.292% 3-Month LIBOR 3.750% 4/21/28 1,171,829
Total Passenger Airlines 1,618,975
Pharmaceuticals - 0.3%
970 Jazz Financing Lux S.a.r.l.,
Term Loan
8.946% SOFR30A 3.500% 5/05/28 971,423
1,273 Organon & Co, Term Loan 8.431% TSFR1M 3.000% 6/02/28 1,277,754
Total Pharmaceuticals 2,249,177
Semiconductors & Semiconductor Equipment - 0.1%
730 Ultra Clean Holdings, Inc,
Term Loan B
9.196% SOFR30A 3.750% 8/27/25 732,137
Total Semiconductors & Semiconductor Equipment 732,137
Software - 0.1%
265 Camelot U.S. Acquisition
LLC, Term Loan B
8.446% SOFR30A 3.000% 10/31/26 265,570
489 IGT Holding IV AB, Term
Loan B2
8.712% SOFR90A 3.400% 3/29/28 487,528
122 Ultimate Software Group Inc
(The), Term Loan
8.618% SOFR90A 3.250% 5/03/26 122,066
Total Software 875,164
Specialty Retail - 0.2%
520 Les Schwab Tire Centers,
Term Loan B
8.682% SOFR30A 3.250% 11/02/27 520,167
83 LS Group OpCo Acquisition
LLC, Term Loan , (WI/DD)
TBD TBD TBD TBD 82,948
980 PetSmart, Inc., Term Loan B 9.181% SOFR30A 3.750% 2/12/28 979,290
Total Specialty Retail 1,582,405
Trading Companies & Distributors - 0.2%
1,500 Windsor Holdings III, LLC,
Term Loan B
9.818% TSFR1M 4.500% 6/27/30 1,496,880
Total Trading Companies & Distributors 1,496,880
Total Variable Rate Senior Loan Interests
(cost $19,495,804) 19,390,877
Principal
Amount (000) Description (a) ,(i) Coupon Maturity Value
X – CONTINGENT CAPITAL SECURITIES - 2 .8%
X 19,378,468
Banks - 2.6%
$ 1,650 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (f) $ 1,549,156
1,000 Banco Mercantil del Norte SA/Grand Cayman, 144A 6.750% N/A (f) 978,013
2,060 Banco Santander SA 4.750% N/A (f) 1,573,010
1,375 Bancolombia SA 4.625% 12/18/29 1,214,149
700 Bangkok Bank PCL/Hong Kong, 144A 5.000% N/A (f) 659,462
1,000 Bank Hapoalim BM, 144A , Reg S 3.255% 1/21/32 857,266
2,340 Barclays PLC 8.000% N/A (f) 2,091,632

Principal
Amount (000) Description (a),(i) Coupon Maturity Value
Banks (continued)
$ 1,000 BBVA Bancomer SA/Texas, 144A 8.450% 6/29/38 $ 1,000,452
1,500 BNP Paribas SA, 144A 9.250% N/A (f) 1,545,555
1,500 Lloyds Banking Group PLC 7.500% N/A (f) 1,461,610
2,000 Macquarie Bank Ltd/London, 144A 6.125% N/A (f) 1,812,650
1,700 Mizrahi Tefahot Bank Ltd, 144A , Reg S 3.077% 4/07/31 1,485,375
2,000 NatWest Group PLC 8.000% N/A (f) 1,949,900
Total Banks 18,178,230
Capital Markets - 0.2%
1,505 Deutsche Bank AG 6.000% N/A (f) 1,200,238
Total Capital Markets 1,200,238
Total Contingent Capital Securities
(cost $21,500,461) 19,378,468
Shares Description (a) Coupon Value
X – $25 PAR (OR SIMILAR) RETAIL PREFERRED - 0 .3%
X 2,208,675
Capital Markets - 0.1%
28,850 Morgan Stanley 6.500% $ 747,215
Total Capital Markets 747,215
Financial Services - 0.2%
14,600 AgriBank FCB 6.875% 1,461,460
Total Financial Services 1,461,460
Total $25 Par (or similar) Retail Preferred
(cost $2,181,250) 2,208,675
Total Long-Term Investments
(cost $734,343,265) 672,342,240
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.5%
10,376,235 State Street Navigator Securities Lending Government
Money Market Portfolio (j)
5.350%(k) $ 10,376,235
Total Investments Purchased with Collateral from Securities Lending
(cost $10,376,235) 10,376,235
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 4.2%
– REPURCHASE AGREEMENTS - 4 .2%
X 29,611,980
$ 1,002 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 8/31/23, repurchase price
$1,002,024, collateralized $1,037,400, U.S. Treasury
Notes, 4.000%, due 10/31/29, value $1,022,042
1.600% 9/01/23 $ 1,001,980
28,610 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 8/31/23, repurchase price
$28,614,188, collateralized $29,638,500, U.S. Treasury
Bond, 4.125%, due 8/15/53, value $29,182,244
5.270% 9/01/23 28,610,000
Total Repurchase Agreements
(cost $29,611,980) 29,611,980
Total Short-Term Investments
(cost $29,611,980) 29,611,980
Total Investments
(cost $ 774,331,480 ) - 101 .5% 712,330,455
Other Assets & Liabilities, Net -   (1.5)% (10,808,668)
Net Assets - 100% $ 701,521,787

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2023

Investments in Derivatives
Credit Default Swaps - Centrally Cleared
Counterparty
Referenced
Entity
Buy/Sell
Protection (l)
Current
Credit
Spread (m)
Notional
Amount
Fixed
Rate
(Annualized)
Fixed Rate
Payment
Frequency
Maturity
Date Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global
Markets, Inc
CDX.NA.IG.40 Buy 0 .64% $ 6,500,000 1 .000 % Quarterly 6/20/28 $ (113,874) $ (105,073) $ (8,801)
Total
$ 6,500,000 $ (113,874)
$(105,073) $ (8,801)
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 25 12/23 $ 2,751,342 $ 2,775,781 $ 24,439
U.S. Treasury Long Bond 475 12/23 57,213,937 57,801,563 587,626
U.S. Treasury Ultra 10-Year Note 25 12/23 2,876,223 2,902,734 26,511
U.S. Treasury Ultra Bond 375 12/23 47,975,471 48,550,781 575,310
Total $110,816,973 $112,030,859 $1,213,886
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
3-Month SOFR (30) 3/24 $ (7,130,699) $ (7,095,000) $ 35,699
3-Month SOFR (30) 6/24 (7,162,800) (7,110,000) 52,800
3-Month SOFR (30) 9/24 (7,196,199) (7,133,625) 62,574
3-Month SOFR (30) 12/24 (7,224,050) (7,161,375) 62,675
3-Month SOFR (30) 3/25 (7,244,299) (7,187,250) 57,049
3-Month SOFR (30) 6/25 (7,256,262) (7,207,500) 48,762
3-Month SOFR (30) 9/25 (7,261,162) (7,220,625) 40,537
3-Month SOFR (30) 12/25 (7,236,112) (7,227,375) 8,737
Total $(57,711,583) $(57,342,750) $368,833
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $10,064,424.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Perpetual security. Maturity date is not applicable.
(g) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(h) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(i) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(j) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(k) The rate shown is the one-day yield as of the end of the reporting period.
(l) The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(m) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DOP Dominican Peso
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

August 31, 2023 Credit Income Flexible Income
Floating Rate
Income
High Yield
Income
Preferred
Securities and
Income Strategic Income
ASSETS
Long-term investments, at value
†‡
$ 79,059,622 $ 1,150,723,355 $ 1,528,788,451 $ 486,692,515 $ 4,311,332,052 $ 672,342,240
Investments purchased with collateral from
securities lending, at value (cost approximates
value) 4,135,636 17,055,597 4,518,703 27,539,629 103,755,948 10,376,235
Short-term investments, at value
◊
710,000 25,370,510 446,106 14,475,522 4,850,000 29,611,980
Cash – – 3,528,962 346,002 316,717 90,919
Cash collateral at broker for investments in futures
contracts
(1)
42,994 – – – 10,472,469 4,227,651
Receivables:
Dividends 5,876 694,447 2,468 – 7,199,020 25,094
Interest 1,168,527 16,411,963 14,512,943 7,988,385 62,901,021 5,851,738
Investments sold 964,328 – 23,954,000 6,007,782 – 871,898
Reclaims – 105,166 – – – 232
Reimbursement from Adviser – 31,971 – – – –
Shares sold 34,376 922,012 4,176,491 409,054 9,365,377 1,226,124
Variation margin on futures contracts 5,859 – – – 1,037,500 429,688
Variation margin on swaps contracts – – – – – 4,380
Other 108,440 126,849 215,784 274,538 558,344 150,657
Total assets 86,235,658 1,211,441,870 1,580,143,908 543,733,427 4,511,788,448 725,208,836
LIABILITIES
Cash overdraft 51,377 – – – – –
Cash overdraft denominated in foreign currencies
*
40 – – – – –
Cash collateral due to broker
(2)
– – – – – 13,181
Borrowings – – 11,600,000 – – –
Credit default swaps premiums received – – – – – 105,073
Payables:
Collateral from securities lending 4,135,636 17,055,597 4,518,703 27,539,629 103,755,948 10,376,235
Dividends 24,734 234,503 1,329,668 85,619 2,488,256 418,657
Interest 1,608 1,282 27,068 1,389 6,588 476
Investments purchased - regular settlement — – 149,307 42,987 – 1,600,000
Investments purchased - when-issued/delayed-
delivery settlement 1,306,506 – 15,149,035 5,976,438 – 9,716,202
Shares redeemed 207,195 3,356,752 5,010,678 525,974 13,348,454 775,453
Unfunded senior loans – – 262,111 – – –
Variation margin on futures contracts – – – – – 15,750
Accrued expenses:
Custodian fees 40,747 112,289 233,859 76,661 293,580 115,998
Management fees 24,239 601,605 750,959 242,659 2,441,733 264,002
Directors/Trustees fees 42,875 60,445 115,011 59,301 290,980 75,158
Professional fees 8,118 13,063 32,083 8,499 40,424 12,255
Shareholder reporting expenses 8,562 53,075 75,536 44,847 187,696 27,785
Shareholder servicing agent fees 19,388 241,733 361,832 248,954 841,593 125,431
12b-1 distribution and service fees 15,991 169,849 84,446 21,773 222,590 35,300
Other — — — 570,567 336 10,093
Total liabilities 5,887,016 21,900,193 39,700,296 35,445,297 123,918,178 23,687,049
Net assets $ 80,348,642 $ 1,189,541,677 $ 1,540,443,612 $ 508,288,130 $ 4,387,870,270 $ 701,521,787
NET ASSETS CONSIST OF:
Paid-in capital $ 224,266,482 $ 1,515,573,672 $ 1,864,366,886 $ 743,356,798 $ 5,324,133,176 $ 846,065,508
Total distributable earnings (loss) (143,917,840) (326,031,995) (323,923,274) (235,068,668) (936,262,906) (144,543,721)
Net assets 80,348,642 1,189,541,677 1,540,443,612 508,288,130 4,387,870,270 701,521,787
†
Long-term investments, cost $ 83,496,217 $ 1,246,863,583 $ 1,570,595,363 $ 496,569,011 $ 4,822,803,263 $ 734,343,265
◊
Short-term investments, cost $ 710,000 $ 25,370,510 $ 446,106 $ 14,475,522 $ 4,850,000 $ 29,611,980
‡ Includes securities loaned of $ 3,973,351 $ 16,357,206 $ 4,330,225 $ 26,565,203 $ 98,567,910 $ 10,064,424
*
Cash overdraft denominated in foreign
currencies, cost $ 40 $ — $ — $ — $ — $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Credit Income Flexible Income
Floating Rate
Income
High Yield
Income
Preferred
Securities and
Income Strategic Income
CLASS A:
Net assets $ 47,565,571 $ 190,438,330 $ 204,408,767 $ 49,839,722 $ 459,831,178 $ 117,023,315
Shares outstanding 7,481,491 10,514,499 11,360,100 2,919,858 31,796,830 12,247,359
Net asset value ("NAV") per share $ 6.36 $ 18.11 $ 17.99 $ 17.07 $ 14.46 $ 9.55
Maximum sales charge 4.75% 4.75% 3.00% 4.75% 4.75% 4.25%
Offering price per share (NAV per share plus
maximum sales charge) $ 6.68 $ 19.01 $ 18.55 $ 17.92 $ 15.18 $ 9.97
CLASS C:
Net assets $ 6,264,517 $ 150,632,733 $ 48,288,654 $ 13,358,566 $ 146,125,562 $ 12,793,525
Shares outstanding 986,709 8,332,665 2,683,841 783,212 10,096,811 1,345,780
NAV and offering price per share $ 6.35 $ 18.08 $ 17.99 $ 17.06 $ 14.47 $ 9.51
CLASS R6:
Net assets $ — $ 15,277,770 $ 271,373,471 $ 17,730,670 $ 559,817,252 $ 243,865,778
Shares outstanding — 837,562 15,003,464 1,032,422 38,593,338 25,435,781
NAV and offering price per share $ — $ 18.24 $ 18.09 $ 17.17 $ 14.51 $ 9.59
CLASS I:
Net assets $ 26,518,554 $ 833,192,844 $ 1,016,372,720 $ 427,359,172 $ 3,222,096,278 $ 327,839,169
Shares outstanding 4,161,289 45,946,751 56,423,428 25,004,810 222,615,881 34,313,607
NAV and offering price per share $ 6.37 $ 18.13 $ 18.01 $ 17.09 $ 14.47 $ 9.55
Authorized shares - per class 2 billion Unlimited Unlimited Unlimited Unlimited 2 billion
Par value per share $ 0.0001 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.0001
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives.
(2) As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

Year Ended August 31, 2023 Credit Income Flexible Income
Floating Rate
Income High Yield Income
INVESTMENT INCOME
Dividends $ 88,493 $ 13,036,301 $ 4,742,894 $ 1,095,935
Interest 6,939,734 57,230,931 161,148,909 35,255,094
Securities lending income, net 47,344 172,583 152,933 307,261
Other income — 133,541 — —
Tax withheld — (36,683) — —
Total investment income 7,075,571 70,536,673 166,044,736 36,658,290
EXPENSES
– – – –
Management fees 502,467 8,833,018 11,054,924 2,894,933
12b-1 service fees - Class A 123,377 520,656 564,367 124,151
12b-1 distribution and service fees - Class C 75,764 1,759,494 517,319 151,926
Shareholder servicing agent fees - Class A 44,225 134,386 166,520 68,121
Shareholder servicing agent fees - Class C 6,739 113,640 38,140 20,882
Shareholder servicing agent fees - Class R6 — 379 6,751 437
Shareholder servicing agent fees - Class I 23,895 585,066 1,030,777 559,845
Interest expense 10,590 6,475 1,208,266 27,144
Directors/Trustees fees 3,173 48,458 71,635 18,033
Custodian expenses 56,601 156,088 556,924 102,298
Registration fees 63,814 115,938 222,079 125,464
Professional fees 73,626 70,065 177,900 58,254
Shareholder reporting expenses 24,493 109,694 131,339 65,773
Other 9,262 20,712 32,016 16,198
Total expenses before fee waiver/expense reimbursement 1,018,026 12,474,069 15,778,957 4,233,459
Fee waiver/expense reimbursement (185,757) (952,767) — (327,444)
Net expenses 832,269 11,521,302 15,778,957 3,906,015
Net investment income (loss) 6,243,302 59,015,371 150,265,779 32,752,275
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (5,726,553) (64,233,466) (67,702,336) (44,109,337)
Futures contracts (1,888) — — —
Swaps contracts (24,827) — — —
Net realized gain (loss) (5,753,268) (64,233,466) (67,702,336) (44,109,337)
Change in unrealized appreciation (depreciation) on:
Investments 4,518,562 28,000,860 47,492,721 41,951,494
Futures contracts 33,107 — — —
Swaps contracts 79,080 — — —
Change in net unrealized appreciation (depreciation) 4,630,749 28,000,860 47,492,721 41,951,494
Net realized and unrealized gain (loss) (1,122,519) (36,232,606) (20,209,615) (2,157,843)
Net increase (decrease) in net assets from operations $ 5,120,783 $ 22,782,765 $ 130,056,164 $ 30,594,432

Statement of Operations
(continued)
See Notes to Financial Statements

Year Ended August 31, 2023
Preferred Securities
and Income Strategic Income
INVESTMENT INCOME
Dividends $ 63,855,964 $ 219,733
Interest 241,273,392 39,082,662
Securities lending income, net 855,637 103,713
Total investment income 305,984,993 39,406,108
EXPENSES
– –
Management fees 31,111,612 3,548,661
12b-1 service fees - Class A 1,213,134 267,333
12b-1 distribution and service fees - Class C 1,647,098 143,277
Shareholder servicing agent fees - Class A 370,400 98,560
Shareholder servicing agent fees - Class C 125,781 13,255
Shareholder servicing agent fees - Class R6 25,071 11,314
Shareholder servicing agent fees - Class I 2,507,333 281,271
Interest expense 291,859 —
Directors/Trustees fees 179,854 24,705
Custodian expenses 438,603 213,260
Registration fees 257,008 94,584
Professional fees 249,580 147,723
Shareholder reporting expenses 336,249 55,519
Other 43,051 12,948
Total expenses before fee waiver/expense reimbursement 38,796,633 4,912,410
Fee waiver/expense reimbursement — (830,497)
Net expenses 38,796,633 4,081,913
Net investment income (loss) 267,188,360 35,324,195
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments and foreign currency (161,540,187) (25,857,200)
Futures contracts 5,839,497 (7,441,679)
Swaps contracts — 302,266
Net realized gain (loss) (155,700,690) (32,996,613)
Change in unrealized appreciation (depreciation) on:
Investments and foreign currency (195,664,094) 15,230,028
Futures contracts 3,636,644 681,660
Swaps contracts — (8,801)
Change in net unrealized appreciation (depreciation) (192,027,450) 15,902,887
Net realized and unrealized gain (loss) (347,728,140) (17,093,726)
Net increase (decrease) in net assets from operations $ (80,539,780) $ 18,230,469

Statement of Changes in Net Assets
See Notes to Financial Statements

Credit Income
Year Ended
8/31/23
Two Months Ended
8/31/22
Year Ended
6/30/22
Operations
Net investment income (loss) $ 6,243,302 $ 959,343 $ 5,953,454
Net realized gain (loss) (5,753,268) (1,003,130) (4,695,087)
Net change in unrealized appreciation (depreciation) 4,630,749 2,388,758 (14,563,484)
Net increase (decrease) in net assets from operations 5,120,783 2,344,971 (13,305,117)
Distributions to Shareholders
Dividends:
Class A Shares (3,281,093) (411,848) (2,925,697)
Class C Shares (442,846) (58,807) (478,065)
Class I Shares (1,830,098) (351,885) (2,603,591)
Return of capital:
Class A Shares — (51,865) —
Class C Shares — (8,920) —
Class I Shares — (41,134) —
Decrease in net assets from distributions to shareholders (5,554,037) (924,459) (6,007,353)
Fund Share Transactions
Subscriptions 32,400,921 36,718,906 74,478,583
Reinvestments of distributions 5,191,087 880,503 5,693,978
37,592,008 37,599,409 80,172,561
Redemptions (78,350,315) (3,138,025) (162,306,703)
Net increase (decrease) in net assets from Fund share transactions (40,758,307) 34,461,384 (82,134,142)
Net increase (decrease) in net assets (41,191,561) 35,881,896 (101,446,612)
Net assets at the beginning of period 121,540,203 85,658,307 187,104,919
Net assets at the end of period $ 80,348,642 $ 121,540,203 $ 85,658,307

See Notes to Financial Statements

Flexible Income
Year Ended
8/31/23
Eleven Months Ended
8/31/22
Year Ended
9/30/21
Operations
Net investment income (loss) $ 59,015,371 $ 62,071,452 $ 65,072,855
Net realized gain (loss) (64,233,466) (22,798,159) 13,410,158
Net change in unrealized appreciation (depreciation) 28,000,860 (249,507,043) 64,776,783
Net increase (decrease) in net assets from operations 22,782,765 (210,233,750) 143,259,796
Distributions to Shareholders
Dividends:
Class A Shares (13,676,120) (11,797,013) (12,116,702)
Class C Shares (10,248,794) (8,946,228) (9,533,349)
Class R6 Shares (1,006,474) (742,040) (460,978)
Class I Shares (61,557,787) (55,624,570) (52,878,328)
Decrease in net assets from distributions to shareholders (86,489,175) (77,109,851) (74,989,357)
Fund Share Transactions
Subscriptions 194,010,656 384,514,694 583,992,891
Reinvestments of distributions 83,952,216 75,334,744 73,767,550
277,962,872 459,849,438 657,760,441
Redemptions (519,415,289) (551,362,571) (446,475,445)
Net increase (decrease) in net assets from Fund share transactions (241,452,417) (91,513,133) 211,284,996
Net increase (decrease) in net assets (305,158,827) (378,856,734) 279,555,435
Net assets at the beginning of period 1,494,700,504 1,873,557,238 1,594,001,803
Net assets at the end of period $ 1,189,541,677 $ 1,494,700,504 $ 1,873,557,238

See Notes to Financial Statements

Floating Rate Income
Year Ended
8/31/23
Eleven Months Ended
8/31/22
Year Ended
9/30/21
Operations
Net investment income (loss) $ 150,265,779 $ 69,005,555 $ 32,669,283
Net realized gain (loss) (67,702,336) (16,720,970) (8,740,231)
Net change in unrealized appreciation (depreciation) 47,492,721 (94,351,288) 62,295,861
Net increase (decrease) in net assets from operations 130,056,164 (42,066,703) 86,224,913
Distributions to Shareholders
Dividends:
Class A Shares (17,194,016) (7,138,690) (3,923,887)
Class C Shares (3,567,470) (1,309,874) (1,099,742)
Class R6 Shares (21,622,055) (7,141,660) (3,286,851)
Class I Shares (108,611,273) (54,925,152) (26,580,531)
Decrease in net assets from distributions to shareholders (150,994,814) (70,515,376) (34,891,011)
Fund Share Transactions
Subscriptions 1,023,241,998 2,635,293,845 648,316,331
Reinvestments of distributions 134,159,524 62,585,772 31,264,656
1,157,401,522 2,697,879,617 679,580,987
Redemptions (1,920,315,922) (1,329,659,883) (377,359,108)
Net increase (decrease) in net assets from Fund share transactions (762,914,400) 1,368,219,734 302,221,879
Net increase (decrease) in net assets (783,853,050) 1,255,637,655 353,555,781
Net assets at the beginning of period 2,324,296,662 1,068,659,007 715,103,226
Net assets at the end of period $ 1,540,443,612 $ 2,324,296,662 $ 1,068,659,007

See Notes to Financial Statements

High Yield Income
Year Ended
8/31/23
Eleven Months Ended
8/31/22
Year Ended
9/30/21
Operations
Net investment income (loss) $ 32,752,275 $ 25,315,836 $ 27,444,946
Net realized gain (loss) (44,109,337) (30,363,069) 14,738,521
Net change in unrealized appreciation (depreciation) 41,951,494 (58,618,202) 26,995,711
Net increase (decrease) in net assets from operations 30,594,432 (63,665,435) 69,179,178
Distributions to Shareholders
Dividends:
Class A Shares (3,127,077) (2,268,525) (2,442,754)
Class C Shares (835,491) (817,974) (1,478,044)
Class R6 Shares (1,008,624) (347,690) (382,235)
Class I Shares (26,708,618) (21,870,651) (27,432,689)
Decrease in net assets from distributions to shareholders (31,679,810) (25,304,840) (31,735,722)
Fund Share Transactions
Subscriptions 120,938,042 319,175,710 297,420,498
Reinvestments of distributions 30,705,011 24,364,224 30,297,730
151,643,053 343,539,934 327,718,228
Redemptions (177,686,532) (390,244,003) (204,424,085)
Net increase (decrease) in net assets from Fund share transactions (26,043,479) (46,704,069) 123,294,143
Net increase (decrease) in net assets (27,128,857) (135,674,344) 160,737,599
Net assets at the beginning of period 535,416,987 671,091,331 510,353,732
Net assets at the end of period $ 508,288,130 $ 535,416,987 $ 671,091,331

See Notes to Financial Statements

Preferred Securities and Income
Year Ended
8/31/23
Eleven Months Ended
8/31/22
Year Ended
9/30/21
Operations
Net investment income (loss) $ 267,188,360 $ 221,194,609 $ 214,372,042
Net realized gain (loss) (155,700,690) (27,446,227) 18,018,153
Net change in unrealized appreciation (depreciation) (192,027,450) (696,519,836) 273,778,659
Net increase (decrease) in net assets from operations (80,539,780) (502,771,454) 506,168,854
Distributions to Shareholders
Dividends:
Class A Shares (27,424,381) (25,258,186) (24,863,918)
Class C Shares (8,092,218) (7,777,840) (9,343,513)
Class R3 Shares
(1)
— — (123,631)
Class R6 Shares (50,835,368) (45,822,169) (33,907,594)
Class I Shares (194,705,167) (166,609,787) (164,197,788)
Return of capital:
Class A Shares — (864,230) —
Class C Shares — (317,696) —
Class R3 Shares — — —
Class R6 Shares — (1,475,493) —
Class I Shares — (5,423,300) —
Decrease in net assets from distributions to shareholders (281,057,134) (253,548,701) (232,436,444)
Fund Share Transactions
Subscriptions 2,764,259,434 2,467,230,498 2,511,404,036
Reinvestments of distributions 249,265,746 223,486,739 202,562,578
3,013,525,180 2,690,717,237 2,713,966,614
Redemptions (3,390,380,990) (2,424,701,187) (1,314,089,393)
Net increase (decrease) in net assets from Fund share transactions (376,855,810) 266,016,050 1,399,877,221
Net increase (decrease) in net assets (738,452,724) (490,304,105) 1,673,609,631
Net assets at the beginning of period 5,126,322,994 5,616,627,099 3,943,017,468
Net assets at the end of period $ 4,387,870,270 $ 5,126,322,994 $ 5,616,627,099

See Notes to Financial Statements

Strategic Income
Year Ended
8/31/23
Two Months Ended
8/31/22
Year Ended
6/30/22
Operations
Net investment income (loss) $ 35,324,195 $ 5,020,408 $ 27,531,160
Net realized gain (loss) (32,996,613) (5,665,269) (8,053,495)
Net change in unrealized appreciation (depreciation) 15,902,887 14,532,451 (112,557,293)
Net increase (decrease) in net assets from operations 18,230,469 13,887,590 (93,079,628)
Distributions to Shareholders
Dividends:
Class A Shares (5,424,417) (719,094) (3,806,231)
Class C Shares (612,879) (108,128) (613,221)
Class R6 Shares (12,859,679) (1,806,717) (8,731,621)
Class I Shares (16,165,662) (2,530,818) (13,540,313)
Decrease in net assets from distributions to shareholders (35,062,637) (5,164,757) (26,691,386)
Fund Share Transactions
Subscriptions 220,324,700 45,375,187 365,153,490
Reinvestments of distributions 29,895,920 4,245,251 21,214,611
250,220,620 49,620,438 386,368,101
Redemptions (225,458,838) (56,355,925) (238,194,913)
Net increase (decrease) in net assets from Fund share transactions 24,761,782 (6,735,487) 148,173,188
Net increase (decrease) in net assets 7,929,614 1,987,346 28,402,174
Net assets at the beginning of period 693,592,173 691,604,827 663,202,653
Net assets at the end of period $ 701,521,787 $ 693,592,173 $ 691,604,827
(1) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Credit Income
Class
A
8/31/23
$ 6.36 $ 0.47 $ (0.05) $ 0.42 $ (0.42) $ — $ — $ (0.42) $ 6.36
8/31/22(d)
6.22 0.06 0.14 0.20 (0.05) — (0.01) (0.06) 6.36
6/30/22
7.42 0.32 (1.20) (0.88) (0.32) — — (0.32) 6.22
6/30/21
6.69 0.34 0.71 1.05 (0.32) — — (0.32) 7.42
6/30/20
7.44 0.38 (0.75) (0.37) (0.35) — (0.03) (0.38) 6.69
6/30/19
7.51 0.46 (0.04) 0.42 (0.49) — — (0.49) 7.44
Class
C
8/31/23
6.35 0.42 (0.05) 0.37 (0.37) — — (0.37) 6.35
8/31/22(d)
6.21 0.05 0.14 0.19 (0.04) — (0.01) (0.05) 6.35
6/30/22
7.41 0.26 (1.19) (0.93) (0.27) — — (0.27) 6.21
6/30/21
6.69 0.29 0.70 0.99 (0.27) — — (0.27) 7.41
6/30/20
7.43 0.33 (0.74) (0.41) (0.30) — (0.03) (0.33) 6.69
6/30/19
7.50 0.40 (0.04) 0.36 (0.43) — — (0.43) 7.43
Class
I
8/31/23
6.37 0.48 (0.04) 0.44 (0.44) — — (0.44) 6.37
8/31/22(d)
6.23 0.06 0.14 0.20 (0.05) — (0.01) (0.06) 6.37
6/30/22
7.45 0.34 (1.22) (0.88) (0.34) — — (0.34) 6.23
6/30/21
6.71 0.36 0.72 1.08 (0.34) — — (0.34) 7.45
6/30/20
7.47 0.40 (0.76) (0.36) (0.37) — (0.03) (0.40) 6.71
6/30/19
7.54 0.48 (0.04) 0.44 (0.51) — — (0.51) 7.47
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
For the two months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was June 30th.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
6 .87% $ 47,566 1 .23% 1 .01% 7 .49% 86%
3 .16 51,908 1 .50 (e) 1 .03 (e) 5 .53 (e) 6
( 12 .23 ) 51,332 1 .15 1 .00 4 .51 120
16 .01 77,953 1 .12 1 .00 4 .75 196
( 5 .15 ) 82,545 1 .12 1 .00 5 .31 80
5 .86 151,673 1 .01 1 .00 6 .19 113
6 .09 6,265 1 .98 1 .76 6 .72 86
3 .02 8,926 2 .25 (e) 1 .78 (e) 4 .77 (e) 6
( 12 .92 ) 8,887 1 .90 1 .75 3 .70 120
15 .03 15,101 1 .87 1 .75 4 .02 196
( 5 .75 ) 22,612 1 .87 1 .75 4 .58 80
5 .04 35,655 1 .77 1 .75 5 .46 113
7 .16 26,519 0 .98 0 .76 7 .61 86
3 .20 60,706 1 .25 (e) 0 .78 (e) 5 .55 (e) 6
( 12 .23 ) 25,439 0 .90 0 .75 4 .63 120
16 .40 94,051 0 .87 0 .75 4 .99 196
( 5 .03 ) 80,728 0 .86 0 .75 5 .47 80
6 .10 101,560 0 .76 0 .75 6 .45 113

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Flexible Income
Class
A
8/31/23
$ 18.93 $ 0.81 $ (0.43) $ 0.38 $ (1.20) $ — $ (1.20) $ 18.11
8/31/22(e)
22.27 0.72 (3.16) (2.44) (0.90) — (0.90) 18.93
9/30/21
21.36 0.81 1.04 1.85 (0.94) — (0.94) 22.27
9/30/20
22.06 0.88 (0.39) 0.49 (1.19) — (1.19) 21.36
9/30/19
21.44 1.02 0.76 1.78 (1.16) — (1.16) 22.06
9/30/18
22.13 1.01 (0.52) 0.49 (1.18) — (1.18) 21.44
Class
C
8/31/23
18.90 0.67 (0.43) 0.24 (1.06) — (1.06) 18.08
8/31/22(e)
22.22 0.58 (3.15) (2.57) (0.75) — (0.75) 18.90
9/30/21
21.31 0.64 1.04 1.68 (0.77) — (0.77) 22.22
9/30/20
22.01 0.72 (0.39) 0.33 (1.03) — (1.03) 21.31
9/30/19
21.40 0.86 0.75 1.61 (1.00) — (1.00) 22.01
9/30/18
22.08 0.85 (0.52) 0.33 (1.01) — (1.01) 21.40
Class
R6
8/31/23
19.06 0.87 (0.43) 0.44 (1.26) — (1.26) 18.24
8/31/22(e)
22.42 0.79 (3.19) (2.40) (0.96) — (0.96) 19.06
9/30/21
21.50 0.89 1.04 1.93 (1.01) — (1.01) 22.42
9/30/20
22.20 0.96 (0.40) 0.56 (1.26) — (1.26) 21.50
9/30/19
21.57 1.11 0.74 1.85 (1.22) — (1.22) 22.20
9/30/18
22.19 1.13 (0.51) 0.62 (1.24) — (1.24) 21.57
Class
I
8/31/23
18.95 0.86 (0.44) 0.42 (1.24) — (1.24) 18.13
8/31/22(e)
22.29 0.77 (3.16) (2.39) (0.95) — (0.95) 18.95
9/30/21
21.38 0.87 1.03 1.90 (0.99) — (0.99) 22.29
9/30/20
22.08 0.93 (0.39) 0.54 (1.24) — (1.24) 21.38
9/30/19
21.47 1.08 0.74 1.82 (1.21) — (1.21) 22.08
9/30/18
22.16 1.07 (0.53) 0.54 (1.23) — (1.23) 21.47
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
2 .13% $ 190,438 1 .03% 0 .96% 4 .45% 26%
( 11 .18 ) 230,505 1 .02 (f) 0 .95 (f) 3 .78 (f) 31
8 .71 298,734 1 .04 0 .95 3 .66 30
2 .35 264,865 1 .04 0 .96 4 .13 38
8 .69 221,484 1 .06 0 .96 4 .85 24
2 .27 176,014 1 .08 0 .96 4 .66 29
1 .37 150,633 1 .78 1 .71 3 .70 26
( 11 .81 ) 208,775 1 .77 (f) 1 .70 (f) 3 .03 (f) 31
7 .97 276,035 1 .79 1 .70 2 .91 30
1 .59 262,068 1 .79 1 .71 3 .38 38
7 .85 223,364 1 .81 1 .71 4 .10 24
1 .49 182,049 1 .83 1 .71 3 .91 29
2 .48 15,278 0 .72 0 .65 4 .75 26
( 10 .96 ) 15,113 0 .71 (f) 0 .64 (f) 4 .12 (f) 31
9 .09 14,881 0 .72 0 .64 3 .97 30
2 .69 6,682 0 .72 0 .64 4 .46 38
9 .03 649 0 .74 0 .64 5 .22 24
2 .86 272 0 .75 0 .64 5 .12 29
2 .40 833,193 0 .78 0 .71 4 .69 26
( 11 .00 ) 1,040,308 0 .77 (f) 0 .70 (f) 4 .03 (f) 31
9 .02 1,283,908 0 .79 0 .70 3 .90 30
2 .60 1,060,386 0 .79 0 .71 4 .38 38
8 .91 961,413 0 .80 0 .71 5 .09 24
2 .53 632,596 0 .83 0 .71 4 .92 29

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Floating Rate Income
Class
A
8/31/23
$ 18.11 $ 1.36 $ (0.11) $ 1.25 $ (1.37) $ — $ (1.37) $ 17.99
8/31/22(d)
19.06 0.63 (0.93) (0.30) (0.65) — (0.65) 18.11
9/30/21
17.80 0.72 1.32 2.04 (0.78) — (0.78) 19.06
9/30/20
19.08 0.80 (1.14) (0.34) (0.94) — (0.94) 17.80
9/30/19
19.65 0.93 (0.56) 0.37 (0.94) — (0.94) 19.08
9/30/18
19.64 0.79 0.05 0.84 (0.83) — (0.83) 19.65
Class
C
8/31/23
18.11 1.23 (0.11) 1.12 (1.24) — (1.24) 17.99
8/31/22(d)
19.06 0.50 (0.93) (0.43) (0.52) — (0.52) 18.11
9/30/21
17.80 0.59 1.31 1.90 (0.64) — (0.64) 19.06
9/30/20
19.08 0.66 (1.14) (0.48) (0.80) — (0.80) 17.80
9/30/19
19.65 0.79 (0.56) 0.23 (0.80) — (0.80) 19.08
9/30/18
19.63 0.64 0.06 0.70 (0.68) — (0.68) 19.65
Class
R6
8/31/23
18.21 1.45 (0.13) 1.32 (1.44) — (1.44) 18.09
8/31/22(d)
19.16 0.69 (0.93) (0.24) (0.71) — (0.71) 18.21
9/30/21
17.88 0.79 1.33 2.12 (0.84) — (0.84) 19.16
9/30/20
19.17 0.86 (1.15) (0.29) (1.00) — (1.00) 17.88
9/30/19
19.73 1.06 (0.62) 0.44 (1.00) — (1.00) 19.17
9/30/18
19.68 0.90 0.02 0.92 (0.87) — (0.87) 19.73
Class
I
8/31/23
18.14 1.38 (0.09) 1.29 (1.42) — (1.42) 18.01
8/31/22(d)
19.08 0.67 (0.92) (0.25) (0.69) — (0.69) 18.14
9/30/21
17.81 0.77 1.32 2.09 (0.82) — (0.82) 19.08
9/30/20
19.10 0.84 (1.15) (0.31) (0.98) — (0.98) 17.81
9/30/19
19.67 0.97 (0.55) 0.42 (0.99) — (0.99) 19.10
9/30/18
19.65 0.84 0.05 0.89 (0.87) — (0.87) 19.67
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000) Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
7.24% $ 204,409 1.02% 7.61% 24%
(1.61) 246,410 0.94 (e) 3.70 (e) 37
11.67 121,925 1.03 3.88 52
(1.81) 90,684 1.01 4.43 63
1.93 112,723 1.00 4.81 32
4.40 220,648 1.04 4.02 33
6.45 48,289 1.77 6.89 24
(2.30) 55,285 1.69 (e) 2.93 (e) 37
10.79 34,192 1.78 3.14 52
(2.50) 33,375 1.76 3.66 63
1.21 53,639 1.75 4.10 32
3.61 87,289 1.79 3.28 33
7.59 271,373 0.70 8.08 24
(1.29) 227,215 0.61 (e) 4.03 (e) 37
12.03 83,970 0.70 4.20 52
(1.46) 55,634 0.67 4.75 63
2.34 54,122 0.66 5.53 32
4.80 2,298 0.65 4.58 33
7.46 1,016,373 0.77 7.73 24
(1.32) 1,795,387 0.69 (e) 3.97 (e) 37
11.93 828,572 0.78 4.10 52
(1.56) 535,410 0.76 4.65 63
2.24 895,304 0.76 5.04 32
4.65 2,126,985 0.79 4.29 33

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
High Yield Income
Class
A
8/31/23
$ 17.09 $ 1.10 $ (0.05) $ 1.05 $ (1.07) $ — $ (1.07) $ 17.07
8/31/22(d)
19.77 0.77 (2.68) (1.91) (0.77) — (0.77) 17.09
9/30/21
18.51 0.86 1.40 2.26 (1.00) — (1.00) 19.77
9/30/20
20.16 1.04 (1.57) (0.53) (1.12) — (1.12) 18.51
9/30/19
20.14 1.03 0.07 1.10 (1.08) — (1.08) 20.16
9/30/18
20.36 1.04 (0.12) 0.92 (1.14) — (1.14) 20.14
Class
C
8/31/23
17.08 0.97 (0.05) 0.92 (0.94) — (0.94) 17.06
8/31/22(d)
19.75 0.64 (2.67) (2.03) (0.64) — (0.64) 17.08
9/30/21
18.49 0.72 1.40 2.12 (0.86) — (0.86) 19.75
9/30/20
20.14 0.89 (1.56) (0.67) (0.98) — (0.98) 18.49
9/30/19
20.11 0.88 0.08 0.96 (0.93) — (0.93) 20.14
9/30/18
20.33 0.89 (0.13) 0.76 (0.98) — (0.98) 20.11
Class
R6
8/31/23
17.19 1.19 (0.07) 1.12 (1.14) — (1.14) 17.17
8/31/22(d)
19.88 0.84 (2.70) (1.86) (0.83) — (0.83) 17.19
9/30/21
18.60 0.93 1.42 2.35 (1.07) — (1.07) 19.88
9/30/20
20.25 1.11 (1.57) (0.46) (1.19) — (1.19) 18.60
9/30/19
20.22 1.11 0.07 1.18 (1.15) — (1.15) 20.25
9/30/18
20.42 1.12 (0.13) 0.99 (1.19) — (1.19) 20.22
Class
I
8/31/23
17.11 1.15 (0.06) 1.09 (1.11) — (1.11) 17.09
8/31/22(d)
19.79 0.81 (2.67) (1.86) (0.82) — (0.82) 17.11
9/30/21
18.53 0.91 1.40 2.31 (1.05) — (1.05) 19.79
9/30/20
20.17 1.08 (1.55) (0.47) (1.17) — (1.17) 18.53
9/30/19
20.15 1.08 0.07 1.15 (1.13) — (1.13) 20.17
9/30/18
20.37 1.10 (0.13) 0.97 (1.19) — (1.19) 20.15
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
6.37% $ 49,840 1.07% 1.00% 6.51% 135%
(9.85) 50,895 1.05 (e) 1.00 (e) 4.54 (e) 116
12.44 53,994 1.06 0.99 4.40 134
(2.58) 39,747 1.04 1.00 5.43 128
5.73 47,647 1.04 1.00 5.22 70
4.68 52,494 1.04 1.00 5.19 43
5.57 13,359 1.82 1.75 5.72 135
(10.46) 18,123 1.80 (e) 1.75 (e) 3.76 (e) 116
11.61 30,391 1.81 1.75 3.69 134
(3.33) 36,222 1.80 1.75 4.70 128
4.94 54,408 1.80 1.75 4.47 70
3.93 63,854 1.79 1.75 4.43 43
6.70 17,731 0.68 0.61 6.99 135
(9.50) 7,779 0.67 (e) 0.62 (e) 4.94 (e) 116
12.87 7,568 0.70 0.63 4.78 134
(2.19) 6,567 0.68 0.63 5.82 128
6.09 6,651 0.68 0.64 5.58 70
5.09 7,064 0.68 0.64 5.54 43
6.62 427,359 0.82 0.75 6.76 135
(9.63) 458,620 0.80 (e) 0.75 (e) 4.77 (e) 116
12.69 579,139 0.81 0.74 4.66 134
(2.29) 427,818 0.79 0.75 5.67 128
5.98 492,539 0.79 0.75 5.45 70
4.93 586,060 0.79 0.75 5.45 43

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Preferred Securities and Income
Class
A
8/31/23
$ 15.49 $ 0.79 $ (0.98) $ (0.19) $ (0.84) $ — $ — $ (0.84) $ 14.46
8/31/22(d)
17.84 0.66 (2.25) (1.59) (0.73) — (0.03) (0.76) 15.49
9/30/21
16.73 0.76 1.18 1.94 (0.83) — — (0.83) 17.84
9/30/20
17.21 0.83 (0.45) 0.38 (0.86) — — (0.86) 16.73
9/30/19
16.75 0.90 0.46 1.36 (0.90) — — (0.90) 17.21
9/30/18
17.72 0.90 (0.97) (0.07) (0.90) — — (0.90) 16.75
Class
C
8/31/23
15.50 0.68 (0.98) (0.30) (0.73) — — (0.73) 14.47
8/31/22(d)
17.85 0.55 (2.26) (1.71) (0.61) — (0.03) (0.64) 15.50
9/30/21
16.74 0.63 1.18 1.81 (0.70) — — (0.70) 17.85
9/30/20
17.21 0.70 (0.44) 0.26 (0.73) — — (0.73) 16.74
9/30/19
16.77 0.78 0.44 1.22 (0.78) — — (0.78) 17.21
9/30/18
17.73 0.77 (0.96) (0.19) (0.77) — — (0.77) 16.77
Class
R6
8/31/23
15.53 0.84 (0.97) (0.13) (0.89) — — (0.89) 14.51
8/31/22(d)
17.89 0.71 (2.26) (1.55) (0.78) — (0.03) (0.81) 15.53
9/30/21
16.77 0.83 1.18 2.01 (0.89) — — (0.89) 17.89
9/30/20
17.25 0.89 (0.46) 0.43 (0.91) — — (0.91) 16.77
9/30/19
16.79 0.95 0.46 1.41 (0.95) — — (0.95) 17.25
9/30/18
17.74 0.97 (0.97) — (0.95) — — (0.95) 16.79
Class
I
8/31/23
15.50 0.83 (0.98) (0.15) (0.88) — — (0.88) 14.47
8/31/22(d)
17.86 0.70 (2.26) (1.56) (0.77) — (0.03) (0.80) 15.50
9/30/21
16.74 0.81 1.19 2.00 (0.88) — — (0.88) 17.86
9/30/20
17.22 0.87 (0.45) 0.42 (0.90) — — (0.90) 16.74
9/30/19
16.77 0.95 0.44 1.39 (0.94) — — (0.94) 17.22
9/30/18
17.73 0.94 (0.95) (0.01) (0.95) — — (0.95) 16.77
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000) Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
( 1 .21 ) % $ 459,831 1 .01% 5 .36% 22%
( 9 .07 ) 551,741 0 .99 (e) 4 .34 (e) 12
11 .79 597,657 0 .99 4 .32 14
2 .33 458,391 1 .03 4 .97 37
8 .45 416,289 1 .03 5 .44 34
( 0 .39 ) 383,353 1 .03 5 .20 30
( 1 .93 ) 146,126 1 .76 4 .62 22
( 9 .72 ) 184,904 1 .74 (e) 3 .57 (e) 12
10 .96 232,618 1 .74 3 .57 14
1 .63 235,790 1 .78 4 .21 37
7 .54 260,290 1 .79 4 .69 34
( 1 .07 ) 276,059 1 .78 4 .47 30
( 0 .81 ) 559,817 0 .69 5 .66 22
( 8 .84 ) 1,051,040 0 .67 (e) 4 .65 (e) 12
12 .16 944,235 0 .68 4 .65 14
2 .66 453,348 0 .69 5 .32 37
8 .77 382,299 0 .70 5 .73 34
( 0 .01 ) 673,119 0 .71 5 .63 30
( 0 .94 ) 3,222,096 0 .76 5 .62 22
( 8 .91 ) 3,338,638 0 .74 (e) 4 .57 (e) 12
12 .11 3,842,118 0 .74 4 .57 14
2 .57 2,792,500 0 .78 5 .20 37
8 .66 2,800,599 0 .78 5 .69 34
( 0 .09 ) 2,650,158 0 .78 5 .47 30

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Strategic Income
Class
A
8/31/23
$ 9.78 $ 0.49 $ (0.23) $ 0.26 $ (0.49) $ — $ (0.49) $ 9.55
8/31/22(d)
9.66 0.07 0.12 0.19 (0.07) — (0.07) 9.78
6/30/22
11.23 0.35 (1.59) (1.24) (0.33) — (0.33) 9.66
6/30/21
10.69 0.34 0.53 0.87 (0.33) — (0.33) 11.23
6/30/20
10.60 0.36 0.12 0.48 (0.39) — (0.39) 10.69
6/30/19
10.17 0.40 0.38 0.78 (0.35) — (0.35) 10.60
Class
C
8/31/23
9.73 0.41 (0.22) 0.19 (0.41) — (0.41) 9.51
8/31/22(d)
9.61 0.05 0.13 0.18 (0.06) — (0.06) 9.73
6/30/22
11.17 0.26 (1.57) (1.31) (0.25) — (0.25) 9.61
6/30/21
10.64 0.26 0.52 0.78 (0.25) — (0.25) 11.17
6/30/20
10.55 0.28 0.12 0.40 (0.31) — (0.31) 10.64
6/30/19
10.12 0.32 0.39 0.71 (0.28) — (0.28) 10.55
Class
R6
8/31/23
9.82 0.52 (0.23) 0.29 (0.52) — (0.52) 9.59
8/31/22(d)
9.69 0.07 0.13 0.20 (0.07) — (0.07) 9.82
6/30/22
11.27 0.39 (1.60) (1.21) (0.37) — (0.37) 9.69
6/30/21
10.73 0.38 0.53 0.91 (0.37) — (0.37) 11.27
6/30/20
10.64 0.40 0.12 0.52 (0.43) — (0.43) 10.73
6/30/19
10.20 0.44 0.38 0.82 (0.38) — (0.38) 10.64
Class
I
8/31/23
9.78 0.51 (0.23) 0.28 (0.51) — (0.51) 9.55
8/31/22(d)
9.66 0.07 0.12 0.19 (0.07) — (0.07) 9.78
6/30/22
11.23 0.37 (1.58) (1.21) (0.36) — (0.36) 9.66
6/30/21
10.69 0.37 0.53 0.90 (0.36) — (0.36) 11.23
6/30/20
10.60 0.39 0.12 0.51 (0.42) — (0.42) 10.69
6/30/19
10.17 0.42 0.39 0.81 (0.38) — (0.38) 10.60
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
For the two months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was June 30th.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
2.72% $ 117,023 0.96% 0.83% 5.12% 66%
1.94 105,182 1.02 (e) 0.84 (e) 3.99 (e) 10
(11.26) 102,000 0.93 0.83 3.19 75
8.25 139,845 0.95 0.84 3.07 128
4.63 101,886 0.97 0.84 3.42 62
7.89 87,084 0.96 0.84 3.90 54
2.04 12,794 1.71 1.59 4.33 66
1.82 18,212 1.77 (e) 1.59 (e) 3.23 (e) 10
(11.91) 19,754 1.68 1.58 2.43 75
7.39 30,993 1.70 1.59 2.33 128
3.84 37,285 1.72 1.59 2.71 62
7.11 42,024 1.71 1.59 3.15 54
3.09 243,866 0.62 0.50 5.45 66
2.10 240,575 0.69 (e) 0.51 (e) 4.31 (e) 10
(10.97) 236,581 0.59 0.49 3.59 75
8.59 67,689 0.62 0.51 3.40 128
4.96 59,099 0.63 0.50 3.77 62
8.24 50,127 0.62 0.50 4.26 54
2.97 327,839 0.71 0.58 5.35 66
1.99 329,623 0.77 (e) 0.59 (e) 4.23 (e) 10
(11.01) 333,270 0.68 0.58 3.46 75
8.51 424,677 0.70 0.59 3.32 128
4.86 395,502 0.72 0.59 3.71 62
8.15 400,059 0.71 0.59 4.15 54

Notes to Financial Statements
1. General Information
Trust and Fund Information : The Nuveen Investment Funds, Inc., Nuveen Investment Trust III and Nuveen Investment Trust V (each a “Trust” and collectively, the “Trusts”) are open-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Nuveen Investment Funds, Inc. is comprised of Nuveen Credit Income Fund (“Credit Income”) and Nuveen Strategic Income Fund
(“Strategic Income”), among others, Nuveen Investment Trust III is comprised of Nuveen Floating Rate Income Fund (“Floating Rate Income”) and
Nuveen High Yield Income Fund (“High Yield Income”), among others and Nuveen Investment Trust V is comprised of Nuveen Flexible Income
Fund (“Flexible Income”) and Nuveen Preferred Securities and Income Fund (“Preferred Securities and Income”) among others (each a “Fund”
and collectively the “Funds”), as diversified funds. Nuveen Investment Funds, Inc. was incorporated in the State of Maryland on August 20, 1987.
Nuveen Investment Trust III was organized as a Massachusetts business trust on August 20, 1998. Nuveen Investment Trust V was organized as a
Massachusetts business trust on September 27, 2006.
Current Fiscal Period: The end of the reporting period for the Funds is August 31, 2023, and the period covered by these Notes to Financial
Statements is the fiscal year ended August 31, 2023 (the "current fiscal period").
Investment Adviser and Sub-Advisers: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen,
LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has
overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management LLC (“NAM”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of
1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and
Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation : None of the Trusts pay compensation directly to those of its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds' Board of Directors/Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the following Funds' investments in non-U.S. securities were as follows:

Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications: Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees, when applicable.
Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Fee income and amendment fees, if any, are recognized as “Fees” on the Statement of Operations.
Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class.  Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
New Accounting Pronouncement:  In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform:
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London
Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through
December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset
Preferred Securities and Income Value
% of
Net Assets
Country:
United Kingdom $ 515,779,858 11.8%
France 320,990,888 7.3
Switzerland 151,292,889 3.4
Spain 122,049,747 2.8
Canada 111,265,809 2.5
Netherlands 105,640,608 2.4
Australia 95,802,984 2.1
Germany 71,443,847 1.6
Ireland 66,032,453 1.5
Other 169,582,930 3.9
Total non-U.S. Securities $1,729,882,013 39.3%

Notes to Financial Statements
(continued)
Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Rule Issuance: A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
New Accounting Pronouncement: In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. During the current fiscal period, the Funds adopted the new guidance and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.

Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
Credit Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 44,929,615 $ – $ 44,929,615
Asset-Backed and Mortgage-Backed Securities – 16,059,874 2,089,491* 18,149,365
Variable Rate Senior Loan Interests – 8,014,399 – 8,014,399
$1,000 Par (or similar) Institutional Preferred – 3,353,233 – 3,353,233
Sovereign Debt – 3,008,587 – 3,008,587
Contingent Capital Securities – 1,408,185 – 1,408,185
$25 Par (or similar) Retail Preferred 196,096 – – 196,096
Common Stocks – – 142* 142
Investments Purchased with Collateral from Securities
Lending 4,135,636 – – 4,135,636
Short-Term Investments:
Repurchase Agreements – 710,000 – 710,000
Investments in Derivatives:
Futures Contracts** 33,107 – – 33,107
Total $ 4,364,839 $ 77,483,893 $ 2,089,633 $ 83,938,365
Flexible Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 625,937,492 $ – $ 625,937,492
$1,000 Par (or similar) Institutional Preferred – 319,592,108 – 319,592,108
Common Stocks 111,545,817 – – 111,545,817
$25 Par (or similar) Retail Preferred 56,222,609 – – 56,222,609
Convertible Preferred Securities 22,103,915 – – 22,103,915
Convertible Bonds – 8,378,998 – 8,378,998
Structured Notes – 6,942,416 – 6,942,416
Investments Purchased with Collateral from Securities
Lending 17,055,597 – – 17,055,597
Short-Term Investments:
Repurchase Agreements – 25,370,510 – 25,370,510
Total $ 206,927,938 $ 986,221,524 $ – $ 1,193,149,462
Floating Rate Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 1,280,665,896 $ – $ 1,280,665,896
Corporate Bonds – 212,133,489 – 212,133,489
Common Stocks 1,623,873 22,235,360 401,470* 24,260,703
Warrants 10,600 11,434,233 2,056* 11,446,889
Convertible Preferred Securities – 281,474 – 281,474
Investments Purchased with Collateral from Securities
Lending 4,518,703 – – 4,518,703
Short-Term Investments:
Investment Companies 446,106 – – 446,106
Total $ 6,599,282 $ 1,526,750,452 $ 403,526 $ 1,533,753,260

Notes to Financial Statements
(continued)
The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
High Yield Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 372,720,350 $ – $ 372,720,350
Variable Rate Senior Loan Interests – 92,009,347 – 92,009,347
Exchange-Traded Funds 8,544,693 – – 8,544,693
$1,000 Par (or similar) Institutional Preferred – 8,302,202 – 8,302,202
Common Stocks – 3,077,307 245* 3,077,552
Warrants – 2,038,371 – 2,038,371
Investments Purchased with Collateral from Securities
Lending 27,539,629 – – 27,539,629
Short-Term Investments:
Investment Companies 14,475,522 – – 14,475,522
Total $ 50,559,844 $ 478,147,577 $ 245 $ 528,707,666
Preferred Securities and Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ 32,917,207 $ 2,143,242,048 $ – $ 2,176,159,255
Contingent Capital Securities – 1,352,751,254 – 1,352,751,254
$25 Par (or similar) Retail Preferred 729,251,771 51,682,756 – 780,934,527
Corporate Bonds – 1,487,016 – 1,487,016
Investments Purchased with Collateral from Securities
Lending 103,755,948 – – 103,755,948
Short-Term Investments:
Repurchase Agreements – 4,850,000 – 4,850,000
Investments in Derivatives:
Futures Contracts** 3,636,644 – – 3,636,644
Total $ 869,561,570 $ 3,554,013,074 $ – $ 4,423,574,644
Strategic Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed Securities $ – $ 340,967,691 $ 1,053,313* $ 342,021,004
Corporate Bonds – 184,321,885 – 184,321,885
$1,000 Par (or similar) Institutional Preferred – 56,469,395 – 56,469,395
Sovereign Debt – 48,551,936 – 48,551,936
Variable Rate Senior Loan Interests – 19,390,877 – 19,390,877
Contingent Capital Securities – 19,378,468 – 19,378,468
$25 Par (or similar) Retail Preferred 747,215 1,461,460 – 2,208,675
Investments Purchased with Collateral from Securities
Lending 10,376,235 – – 10,376,235
Short-Term Investments:
Repurchase Agreements – 29,611,980 – 29,611,980
Investments in Derivatives:
Futures Contracts** 1,582,719 – – 1,582,719
Credit Default Swaps - Centrally Cleared – (8,801) – (8,801)
Total $ 12,706,169 $ 700,144,891 $ 1,053,313 $ 713,904,373
* Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
** Represents net unrealized appreciation (depreciation) as reported in Fund's Portfolio of Investments.

Level 3
Credit Income Common Stocks Corporate Bonds
Asset-Backed and
Mortgage-Backed
Securities
Balance at the beginning of period $89 $-* $-
Gains (losses):
Net realized gains (losses) (51) (1,554) -
Change in net unrealized appreciation (depreciation) 104 1,562 -
Purchases at cost - - -
Sales at proceeds - (8) -
Net discounts (premiums) - - -
Transfers into - - 2,089,491
Transfers (out of) - - -
Balance at the end of period $142 $- $2,089,491
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $53 $- $(964,358)
* Value equals zero as of the end of the reporting period.
Level 3
Floating Rate Income
Variable Rate
Senior Loan
Interests Common Stocks Warrants
Balance at the beginning of period $2,892,177 $11,979 $-
Gains (losses):
Net realized gains (losses) (3,192,610) - -
Change in net unrealized appreciation (depreciation) 815,632 (1,805,308) -
Purchases at cost - 2,194,799 -
Sales at proceeds (596,925) - -
Net discounts (premiums) 81,726 - -
Transfers into - - 2,056
Transfers (out of) - - -
Balance at the end of period $- $401,470 $2,056
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $- $(1,805,308) $(18,596)
Level 3
High Yield Income
Variable Rate
Senior Loan
Interests Common Stocks
Balance at the beginning of period $5,170,564 $-
Gains (losses):
Net realized gains (losses) (5,870,497) -
Change in net unrealized appreciation (depreciation) 1,556,704 245
Purchases at cost - -
Sales at proceeds (1,063,999) -
Net discounts (premiums) 207,228 -
Transfers into - -
Transfers (out of) - -
Balance at the end of period $- $245
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $- $245

Notes to Financial Statements
(continued)
As of the measurement date, the following Asset-Backed and Mortgage-Backed Securities categorized as Level 3: Carvana Auto Receivables Trust,
Industrial DPR Funding Ltd and Mosaic Solar Loan Trust are priced at the most recent observed broker quote. The following Common Stocks categorized as Level 3: (1) Avaya Inc shares are priced at a 16.71% amortized discount applied to the end of day bid price of the common shares;
(2) Bright Bidco BV shares are prices at a 4.25% discount applied to the end of day bid price of the common shares; (3) Jack Cooper Enterprises Inc shares are priced at a place holder value; (4) Millennium Health LLC shares are priced based on updated financial statements which reflect the most recent net asset values. The Warrants categorized as Level 3: American Commercial Barge Line LLC shares are priced at the last published price prior to the pricing vendor dropping coverage.
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
4. Portfolio Securities
Unfunded Commitments: Pursuant to the terms of certain of the variable rate senior loan agreements, the Funds (except Flexible Income and
Preferred Securities and Income) may have unfunded senior loan commitments. Each Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. As of the end of the reporting period, the Funds’ outstanding unfunded senior loan commitments were as follows:
Level 3
Strategic Income Corporate Bonds
Asset-Backed and
Mortgage-Backed
Securities
Balance at the beginning of period $-* $1,822,171
Gains (losses):
Net realized gains (losses) (1,554) -
Change in net unrealized appreciation (depreciation) 1,562 54,711
Purchases at cost - -
Sales at proceeds (8) (934,154)
Net discounts (premiums) - -
Transfers into - 1,053,313
Transfers (out of) - (942,728)
Balance at the end of period $- $1,053,313
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $- $(95,125)
* Value equals zero as of the end of the reporting period.
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Credit Income
Asset-Backed and
Mortgage-Backed
Securities $- $- $- $(2,089,491) $2,089,491 $-
Floating Rate Income
Warrants $- $- $- $(2,056) $2,056 $-
Strategic Income
Asset-Backed and
Mortgage-Backed
Securities $- $- $1,053,313 $(942,728) $942,728 $(1,053,313)
Fund
Outstanding
Unfunded Senior Loan
Commitments
Credit Income
$ —
Floating Rate Income
262,111
High Yield Income
—
Strategic Income
—

Participation Commitments: With respect to the senior loans held in each Fund’s portfolio, the Funds (except Flexible Income and Preferred
Securities and Income) may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. As of the end of the reporting period, the Funds had no such outstanding participation commitments.
Securities Lending: Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Repurchase Agreements: In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
Credit Income Corporate Bonds $3,479,175 $3,622,431
Contingent Capital Securities 280,485 294,030
$1,000 Par (or similar) Institutional Preferred 173,271 176,820
Sovereign Debt 40,420 42,355
Total $3,973,351 $4,135,636
Flexible Income $1,000 Par (or similar) Institutional Preferred $10,077,310 $10,495,732
Corporate Bonds 6,279,896 6,559,865
Total $16,357,206 $17,055,597
Floating Rate Income Corporate Bonds $4,231,327 $4,405,460
Common Stocks 98,898 113,243
Total $4,330,225 $4,518,703
High Yield Income Corporate Bonds $19,832,699 $20,672,529
Exchange Traded Funds 6,732,504 6,867,100
Total $26,565,203 $27,539,629
Preferred Securities and Income Contingent Capital Securities $57,253,247 $60,904,826
$1,000 Par (or similar) Institutional Preferred 41,030,403 42,560,518
$25 Par (or similar) Retail Preferred 284,260 290,604
Total $98,567,910 $103,755,948
Strategic Income Corporate Bonds $5,261,175 $5,464,264
$1,000 Par (or similar) Institutional Preferred 4,196,773 4,288,273
Sovereign Debt 606,476 623,698
Total $10,064,424 $10,376,235
Fund Counterparty
Short-Term
Investments,
at Value
Collateral
Pledged (From)
Counterparty

Notes to Financial Statements
(continued)
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Credit Default Swap Contracts: A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. During the current fiscal period, Credit Income used credit default index swap contracts to gain broad exposure to the high yield bond market and Strategic Income used credit default swap index contracts to reduce the credit risk of its high yield bond allocation.
Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) receive (deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid
(received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable. Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of Operations.
Credit default swaps can be settled either directly with the counterparty (“OTC”) or through a central clearinghouse (“centrally cleared”). For
OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of Assets and Liabilities.
Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and
the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on credit default swaps.
The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the Statement of Operations.
Credit Income Fixed Income Clearing Corporation $710,000 $(724,276)
Flexible Income Fixed Income Clearing Corporation 25,370,510 (25,878,012)
Preferred Securities and Income Fixed Income Clearing Corporation 4,850,000 (4,947,064)
Strategic Income Fixed Income Clearing Corporation 29,611,980 (30,204,286)
Fund
Purchases
Sales and
Maturities
Credit Income
$ 71,917,382 $ 101,132,797
Flexible Income
330,344,648 558,434,433
Floating Rate Income
465,930,325 1,241,199,431
High Yield Income
633,336,519 643,537,558
Preferred Securities and Income
1,027,772,593 1,388,476,174
Strategic Income
454,327,764 422,800,278

The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:
Futures Contracts: During the current fiscal period, Credit Income and Preferred Securities and Income used U.S. Treasury futures as part of their overall portfolio construction strategy to manage portfolio duration and yield curve exposure. Strategic Income used U.S. Treasury futures and
Secured Overnight Financing Rate futures as part of an overall portfolio construction strategy to manage portfolio duration and yield curve exposure.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and
Liabilities as follows:
Fund
Average Notional Amount of
Credit Default Swaps Outstanding*
Credit Income $ 990,000
Strategic Income $ 2,600,000
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
Credit Income $ 1,062,597
Preferred Securities and Income 160,084,521
Strategic Income 170,895,385
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Credit Income
Futures Contracts Interest rate Unrealized
appreciation on
futures contracts
*
$ 33,107 - $ –
1 1 1 1 1 1 1 1
Preferred Securities and Income
Futures Contracts Interest rate Unrealized
appreciation on
futures contracts
*
3,636,644 - –
1 1 1 1 1 1 1 1
Strategic Income
Futures Contracts Interest rate Unrealized
appreciation on
futures contracts
*
1,582,719 - –

Notes to Financial Statements
(continued)
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Credit Default Swaps - Centrally
Cleared
Credit - $ – Unrealized
depreciation on
swap contracts
**
$ (8,801)
1 1 1 1 1 1 1 1
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying
Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contacts.
** The fair value presented includes cumulative gain (loss) on open credit default swap contracts; however, the value reflected in the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open credit default swap contacts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Credit Income
Futures contracts Interest rate $ (1,888) $ 33,107
Swap contracts Credit (24,827) 79,080
Preferred Securities and Income
Futures contracts Interest rate 5,839,497 3,636,644
Strategic Income
Futures contracts Interest rate (7,441,679) 681,660
Swap contracts Credit 302,266 (8,801)

6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
8/31/23
Two Months Ended
8/31/22
Year Ended
6/30/22
Credit Income Shares Amount Shares Amount Shares Amount
Subscriptions:
Class A 1,370,390 $8,579,477 60,356 $385,630 1,318,841 $9,494,449
Class A - automatic conversion of Class C
Shares 5,173 33,123 198 1,368 181 1,298
Class C 111,973 701,054 44,595 286,664 108,118 767,238
Class I 3,652,971 23,087,267 5,580,492 36,045,244 8,821,750 64,215,598
Reinvestments of distributions:
Class A 485,164 3,040,133 67,327 431,100 382,466 2,700,475
Class C 70,748 442,277 10,584 67,651 67,514 477,445
Class I 271,994 1,708,677 59,662 381,752 350,312 2,516,058
5,968,413 37,592,008 5,823,214 37,599,409 11,049,182 80,172,561
Redemptions:
Class A (2,545,540) (15,914,334) (213,920) (1,369,798) (3,950,941) (28,481,462)
Class C (596,846) (3,732,804) (80,232) (513,994) (781,245) (5,508,093)
Class C - automatic conversion to Class A
Shares (5,181) (33,123) (199) (1,368) (181) (1,298)
Class I (9,288,768) (58,670,054) (195,615) (1,252,865) (17,717,847) (128,315,850)
(12,436,335) (78,350,315) (489,966) (3,138,025) (22,450,214) (162,306,703)
Net increase (decrease) (6,467,922) $(40,758,307) 5,333,248 $34,461,384 (11,401,032) $(82,134,142)
Year Ended
8/31/23
Eleven Months Ended
8/31/22
Year Ended
9/30/21
Flexible Income Shares Amount Shares Amount Shares Amount
Subscriptions:
Class A 1,706,679 $31,349,496 2,051,982 $43,395,542 3,908,647 $86,693,116
Class A - automatic conversion of Class C
Shares 1,046 19,618 773 15,063 4,029 88,963
Class C 317,690 5,802,152 968,231 20,585,586 2,268,130 50,169,131
Class R6 161,770 3,000,041 240,094 5,174,437 494,981 11,097,087
Class I 8,372,559 153,839,349 14,965,232 315,344,066 19,629,637 435,944,594
Reinvestments of distributions:
Class A 737,515 13,435,614 560,789 11,581,424 538,418 11,936,665
Class C 555,755 10,105,771 426,470 8,794,848 424,858 9,395,795
Class R6 21,957 402,805 16,294 337,096 12,715 283,470
Class I 3,289,392 60,008,026 2,644,023 54,621,376 2,348,984 52,151,620
15,164,363 277,962,872 21,873,888 459,849,438 29,630,399 657,760,441
Redemptions:
Class A (4,107,005) (75,027,114) (3,853,653) (79,032,714) (3,436,627) (76,080,859)
Class C (3,588,303) (65,413,807) (2,769,780) (56,610,478) (2,561,954) (56,616,512)
Class C - automatic conversion to Class A
Shares (1,049) (19,618) (774) (15,063) (4,038) (88,963)
Class R6 (138,926) (2,537,973) (127,357) (2,578,883) (154,768) (3,450,716)
Class I (20,600,315) (376,416,777) (20,312,303) (413,125,433) (13,983,751) (310,238,395)
(28,435,598) (519,415,289) (27,063,867) (551,362,571) (20,141,138) (446,475,445)
Net increase (decrease) (13,271,235) $(241,452,417) (5,189,979) $(91,513,133) 9,489,261 $211,284,996

Notes to Financial Statements
(continued)
Year Ended
8/31/23
Eleven Months Ended
8/31/22
Year Ended
9/30/21
Floating Rate Income Shares Amount Shares Amount Shares Amount
Subscriptions:
Class A 4,935,777 $88,150,892 13,551,835 $253,448,417 3,057,096 $57,723,358
Class A - automatic conversion of Class C
Shares 955 17,227 56 1,071 168 3,138
Class C 920,194 16,424,166 1,889,053 35,301,463 426,509 8,050,219
Class R6 7,384,785 132,794,656 10,599,284 200,849,228 1,213,886 22,572,822
Class I 43,921,591 785,855,057 114,760,443 2,145,693,666 29,640,494 559,966,794
Reinvestments of distributions:
Class A 808,522 14,447,309 317,556 5,847,005 156,481 2,930,167
Class C 179,871 3,214,227 63,152 1,163,862 51,823 969,296
Class R6 1,050,745 18,881,703 328,684 6,097,582 174,422 3,285,824
Class I 5,458,413 97,616,285 2,683,635 49,477,323 1,283,649 24,079,369
64,660,853 1,157,401,522 144,193,698 2,697,879,617 36,004,528 679,580,987
Redemptions:
Class A (7,988,339) (142,677,896) (6,663,962) (122,682,242) (1,911,842) (35,575,148)
Class C (1,467,210) (26,242,212) (694,359) (12,792,746) (559,193) (10,414,528)
Class C - automatic conversion to Class A
Shares (955) (17,227) (56) (1,071) (168) (3,138)
Class R6 (5,911,638) (106,159,588) (2,831,644) (52,794,499) (116,078) (2,202,856)
Class I (91,948,013) (1,645,218,999) (61,877,403) (1,141,389,325) (17,555,830) (329,163,438)
(107,316,155) (1,920,315,922) (72,067,424) (1,329,659,883) (20,143,111) (377,359,108)
Net increase (decrease) (42,655,302) $(762,914,400) 72,126,274 $1,368,219,734 15,861,417 $302,221,879
Year Ended
8/31/23
Eleven Months Ended
8/31/22
Year Ended
9/30/21
High Yield Income Shares Amount Shares Amount Shares Amount
Subscriptions:
Class A 1,101,080 $18,529,001 1,500,570 $27,860,791 1,520,705 $29,402,853
Class A - automatic conversion of Class C
Shares 4,604 78,366 398 7,093 5,972 117,155
Class C 112,200 1,901,886 118,553 2,182,576 189,392 3,702,756
Class R6 622,447 10,602,953 112,595 2,087,033 115,018 2,253,904
Class I 5,289,557 89,825,836 15,485,412 287,038,217 13,486,053 261,943,830
Reinvestments of distributions:
Class A 169,005 2,860,784 110,743 2,030,857 107,438 2,094,316
Class C 47,214 798,080 42,446 783,152 73,557 1,428,123
Class R6 57,719 984,086 17,923 329,845 18,076 353,647
Class I 1,537,928 26,062,061 1,153,933 21,220,370 1,355,185 26,421,644
8,941,754 151,643,053 18,542,573 343,539,934 16,871,396 327,718,228
Redemptions:
Class A (1,332,088) (22,518,387) (1,365,824) (25,180,847) (1,049,758) (20,206,270)
Class C (432,634) (7,318,769) (638,471) (11,894,931) (676,630) (13,154,080)
Class C - automatic conversion to Class A
Shares (4,606) (78,366) (398) (7,093) (5,978) (117,155)
Class R6 (100,134) (1,708,537) (58,891) (1,088,848) (105,319) (2,056,147)
Class I (8,620,066) (146,062,473) (19,103,934) (352,072,284) (8,666,649) (168,890,433)
(10,489,528) (177,686,532) (21,167,518) (390,244,003) (10,504,334) (204,424,085)
Net increase (decrease) (1,547,774) $(26,043,479) (2,624,945) $(46,704,069) 6,367,062 $123,294,143

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Year Ended
8/31/23
Eleven Months Ended
8/31/22
Year Ended
9/30/21
Preferred Securities and Income Shares Amount Shares Amount Shares Amount
Subscriptions:
Class A 12,796,453 $188,583,674 10,359,212 $171,859,699 11,922,417 $210,085,022
Class A - automatic conversion of Class C
Shares 3,017 43,887 552 9,091 7,509 132,718
Class A - automatic conversion of Class R3
Shares — — — — 251,245 4,479,699
Class C 1,533,926 22,800,243 1,408,003 23,688,870 2,577,549 45,555,914
Class R3
(1)
— — — — 86,505 1,512,818
Class R6 27,724,386 416,611,712 39,902,273 661,420,867 37,067,835 656,128,075
Class I 144,763,277 2,136,219,918 97,231,970 1,610,251,971 90,130,117 1,593,509,790
Reinvestments of distributions:
Class A 1,671,481 24,616,833 1,422,197 23,479,939 1,271,233 22,429,537
Class C 517,364 7,628,127 458,851 7,595,861 498,716 8,791,619
Class R3
(1)
— — — — 6,683 117,913
Class R6 3,355,213 49,841,637 2,821,696 46,663,173 1,882,645 33,386,241
Class I 11,351,488 167,179,149 8,809,478 145,747,766 7,802,803 137,837,268
203,716,605 3,013,525,180 162,414,232 2,690,717,237 153,505,257 2,713,966,614
Redemptions:
Class A (18,304,616) (270,158,643) (9,651,585) (160,212,474) (7,352,832) (129,339,236)
Class C (3,882,640) (57,185,264) (2,967,859) (49,210,602) (4,122,450) (72,507,967)
Class C - automatic conversion to Class A
Shares (3,014) (43,887) (552) (9,091) (7,505) (132,718)
Class R3
(1)
— — — — (21,135) (375,110)
Class R3 - automatic conversion to Class A
Shares — — — — (249,565) (4,479,699)
Class R6 (60,160,199) (877,477,005) (27,827,832) (464,961,000) (13,198,700) (232,626,251)
Class I (148,884,728) (2,185,516,191) (105,798,930) (1,750,308,020) (49,578,571) (874,628,412)
(231,235,197) (3,390,380,990) (146,246,758) (2,424,701,187) (74,530,758) (1,314,089,393)
Net increase (decrease) (27,518,592) $(376,855,810) 16,167,474 $266,016,050 78,974,499 $1,399,877,221
(1) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
8/31/23
Two Months Ended
8/31/22
Year Ended
6/30/22
Strategic Income Shares Amount Shares Amount Shares Amount
Subscriptions:
Class A 4,634,136 $44,339,678 449,641 $4,418,739 2,074,903 $22,023,970
Class A - automatic conversion of Class C
Shares 5 45 1,692 17,629 1,698 17,693
Class C 364,973 3,469,766 27,874 269,737 175,027 1,905,437
Class R6 2,391,890 22,945,159 234,052 2,294,446 19,948,897 225,387,789
Class I 15,578,755 149,570,052 3,902,489 38,374,636 10,873,634 115,818,601
Reinvestments of distributions:
Class A 484,545 4,636,473 62,109 610,080 294,729 3,152,123
Class C 61,553 585,373 10,661 104,186 55,381 589,068
Class R6 1,305,476 12,534,248 179,604 1,771,429 800,966 8,544,118
Class I 1,269,098 12,139,826 179,158 1,759,556 837,346 8,929,302
26,090,431 250,220,620 5,047,280 49,620,438 35,062,581 386,368,101
Redemptions:
Class A (3,623,865) (34,666,204) (323,423) (3,165,099) (4,264,306) (45,949,857)
Class C (952,024) (9,034,404) (221,537) (2,156,843) (947,420) (10,091,244)
Class C - automatic conversion to Class A
Shares (5) (45) (1,701) (17,629) (1,706) (17,693)
Class R6 (2,765,959) (26,696,572) (318,704) (3,137,555) (2,343,991) (24,558,640)
Class I (16,231,691) (155,061,613) (4,895,084) (47,878,799) (15,013,236) (157,577,479)
(23,573,544) (225,458,838) (5,760,449) (56,355,925) (22,570,659) (238,194,913)
Net increase (decrease) 2,516,887 $24,761,782 (713,169) $(6,735,487) 12,491,922 $148,173,188

Notes to Financial Statements
(continued)
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to bond premium amortization adjustments, complex securities character adjustments, foreign currency transactions, investments in partnerships, return of capital and long-term capital gain distributions received from portfolio investments, taxes paid, and treatment of notional principal contracts. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Credit Income
$ 88,618,719 $ 737,154 $ (5,417,508) $ (4,680,354)
Flexible Income
1,323,251,140 18,017,334 (148,119,012) (130,101,678)
Floating Rate Income
1,578,718,447 30,574,049 (75,539,236) (44,965,187)
High Yield Income
539,417,450 8,006,687 (18,716,471) (10,709,784)
Preferred Securities and Income
4,976,693,051 39,534,605 (592,653,012) (553,118,407)
Strategic Income
776,762,937 5,157,105 (68,120,742) (62,963,637)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Credit Income
$ 941,097 $ — $ (4,680,354) $ (139,608,541) $ — $ (570,042) $ (143,917,840)
Flexible Income
— — (130,101,677) (156,956,222) (33,498,528) (5,475,568) (326,031,995)
Floating Rate Income
15,606,482 — (44,965,187) (282,488,203) — (12,076,366) (323,923,274)
High Yield Income
4,490,744 — (10,709,785) (225,681,841) — (3,167,786) (235,068,668)
Preferred Securities and
Income
10,519,404 — (553,118,407) (371,574,046) — (22,089,857) (936,262,906)
Strategic Income
5,898,486 — (62,963,730) (84,004,904) — (3,473,573) (144,543,721)
8/31/23
Two Months Ended
8/31/22 6/30/22
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
Credit Income $5,554,037 $– $— $822,059 $– $102,400 $6,007,353 $– $—
Strategic Income 35,062,637 – — 5,164,757 – — 26,691,386 – —
8/31/23
Eleven Months Ended
8/31/22 9/30/21
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
Flexible Income $86,489,175 $– $— $77,109,851 $– $— $74,989,357 $– $—
Floating Rate Income 150,994,814 – — 70,515,376 – — 34,891,011 – —
High Yield Income 31,679,810 – — 25,304,840 – — 31,735,722 – —
Preferred Securities and Income 281,057,134 – — 245,467,982 – 8,080,719 232,436,444 – —

As of year end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is determined by taking the complex-level fee rate, which is based on the aggregate amount of “eligible assets” of all Nuveen funds as set forth in the schedule below, and for Credit Income and Strategic Income, making, as appropriate, an upward adjustment to that rate based upon the percentage of the particular fund’s assets that are not “eligible assets.” The complex-level fee schedule for each Fund is as follows:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
Fund
Short-Term Long-Term Total
Credit Income
$ 47,839,941 $ 91,768,600 $ 139,608,541
Flexible Income
77,392,504 79,563,718 156,956,222
Floating Rate Income
69,551,059 212,937,144 282,488,203
High Yield Income
37,045,334 188,636,507 225,681,841
Preferred Securities and Income
111,749,755 259,824,291 371,574,046
Strategic Income
36,892,620 47,112,284 84,004,904
Average Daily Net Assets
Credit
Income
Flexible
Income
Floating
Rate
Income
High
Yield
Income
Preferred
Securities
and
Income
Strategic
Income
For the first $125 million 0.4000% 0.5500% 0.4500% 0.4500% 0.5500% 0.3600%
For the next $125 million 0.3875 0.5375 0.4375 0.4375 0.5375 0.3475
For the next $250 million 0.3750 0.5250 0.4250 0.4250 0.5250 0.3350
For the next $500 million 0.3625 0.5125 0.4125 0.4125 0.5125 0.3225
For the next $1 billion 0.3500 0.5000 0.4000 0.4000 0.5000 0.3100
For the next $3 billion 0.3250 0.4750 0.3750 0.3750 0.4750 0.2850
For the next $5 billion 0.3000 0.4500 0.3500 0.3500 0.4500 0.2600
For net assets over $10 billion 0.2875 0.4375 0.3375 0.3375 0.4375 0.2475
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445

Notes to Financial Statements
(continued)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of August 31, 2023, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.
Distribution and Service Fees:  Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates: The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in "Other income" on the Statement of Operations and any amounts due to the Funds at the end of the reporting period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
Fund
Complex-Level Fee
Credit Income
0 .2000%
Flexible Income
0 .1600%
Floating Rate Income
0 .1600%
High Yield Income
0 .1600%
Preferred Securities and Income
0 .1600%
Strategic Income
0 .1944%
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Credit Income 0.75% July 31, 2025 N/A
Flexible Income 0.75% July 31, 2025 1.25%
Floating Rate Income 0.85% July 31, 2025 1.10%
High Yield Income 0.79% July 31, 2025 1.35%
Preferred Securities and Income N/A N/A 1.25%
Strategic Income 0.59% July 31, 2025 N/A
N/A - Not Applicable.
Fund
Amount
Credit Income
$ —
Flexible Income
133,541
Floating Rate Income
—
High Yield Income
—
Preferred Securities and Income
—
Strategic Income
—

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
As of the end of the reporting period, the percentage of Fund shares owned by Nuveen were as follows:
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Credit Income
$ 13,606 $ 11,877
Flexible Income
146,057 131,071
Floating Rate Income
138,814 129,466
High Yield Income
41,665 36,591
Preferred Securities and Income
731,513 664,823
Strategic Income
568,313 496,594
Fund
Commission
Advances
(Unaudited)
Credit Income
$ 5,657
Flexible Income
60,987
Floating Rate Income
152,950
High Yield Income
6,853
Preferred Securities and Income
347,190
Strategic Income
25,161
Fund
12b-1 Fees
Retained
(Unaudited)
Credit Income
$ 6,172
Flexible Income
148,406
Floating Rate Income
127,146
High Yield Income
15,434
Preferred Securities and Income
245,264
Strategic Income
17,603
Fund
CDSC
Retained
(Unaudited)
Credit Income
$ 3,050
Flexible Income
17,722
Floating Rate Income
67,019
High Yield Income
2,085
Preferred Securities and Income
73,202
Strategic Income
13,746

Notes to Financial Statements
(continued)
9. Borrowing Arrangements
Committed Line of Credit: The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired in June 2023.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund Nuveen Owned Shares
Flexible Income -%*
Floating Rate Income -%*
*Rounds to less than 1%.
Fund
Maximum
Outstanding
Balance
Credit Income
$ 16,400,000
Flexible Income
—
Floating Rate Income
100,000,000
High Yield Income
—
Preferred Securities and Income
164,300,000
Strategic Income
337,430
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Credit Income
42 $ 2,261,598 4.85%
Flexible Income
— — —
Floating Rate Income
152 34,844,490 5.55
High Yield Income
— — —
Preferred Securities and Income
27 48,322,222 5.78
Strategic Income
4 337,430 5.53

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
Fund
Net Long-Term
Capital Gains
Credit Income $ —
Flexible Income —
Floating Rate Income —
High Yield Income —
Preferred Securities and Income —
Strategic Income —
Fund Percentage
Credit Income
1 .9%
Flexible Income
28 .0
Floating Rate Income
0 .3
High Yield Income
1 .1
Preferred Securities and Income
54 .1
Strategic Income
10 .6
Fund Percentage
Credit Income
4 .8%
Flexible Income
31 .1
Floating Rate Income
0 .3
High Yield Income
1 .1
Preferred Securities and Income
100 .0
Strategic Income
20 .0

Important Tax Information
(Unaudited) (continued)
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Prior Year End to
12/31 Percentage
1/1 to Current
Year End
Percentage
Credit Income
86.2% 61.2%
Flexible Income
47.4 39.2
Floating Rate Income
60.4 90.0
High Yield Income
91.5 73.5
Preferred Securities and Income
22.7 4.0
Strategic Income
49.3 67.9
Fund Percentage
Credit Income
100 .0%
Flexible Income
60 .7
Floating Rate Income
88 .4
High Yield Income
100 .0
Preferred Securities and Income
15 .5
Strategic Income
88 .0

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Custodian
State Street Bank & Trust
Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Asset-Backed Securities (ABS):
Securities whose value and income payments are derived from and collateralized by a specific pool of underlying assets. The pool of assets typically is a group of small and/or illiquid assets that may be difficult to sell individually. The underlying pools of asset-backed securities often include payments from credit cards, auto loans or mortgage loans.
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Basis Point:
One one-hundredth of one percentage point, or 0.01%. For example, 25 basis points equals 0.25%.
Beta:
A measure of the variability of the change in the share price for a fund in relation to a change in the value of the fund’s market benchmark. Securities with betas higher than 1.0 have been, and are expected to be, more volatile than the benchmark; securities with betas lower than 1.0 have been, and are expected to be, less volatile than the benchmark.
Commercial Mortgage-Backed Securities (CMBS):
Commercial mortgage-backed securities are backed by cash flows of a mortgage or pool of mortgages on commercial real estate. CMBS generally are structured to provide protection to the senior class investors against potential losses on the underlying mortgage loans. CMBS are typically characterized by the following: i) loans on multi-family housing, non-residential property, ii) payments based on the amortization schedule of 25-30 years with a balloon payment due usually after 10 years, and iii) restrictions on prepayments.
Contingent Capital Securities (CoCos):
CoCos are debt or capital securities of primarily non-U.S. issuers with loss absorption contingency mechanisms built into the terms of the security, for example a mandatory conversion into common stock of the issuer, or a principal write-down, which if triggered would likely cause the CoCo investment to lose value. Loss absorption mechanisms would become effective upon the occurrence of a specified contingency event, or at the discretion of a regulatory body. Specified contingency events, as identified in the CoCo’s governing documents, usually reference a decline in the issuer’s capital below a specified threshold level, and/or certain regulatory events. A loss absorption contingency event for CoCos would likely be the result of, or related to, the deterioration of the issuer’s financial condition and/or its status as a going concern. In such a case, with respect to
CoCos that provide for conversion into common stock upon the occurrence of the contingency event, the market price of the issuer’s common stock received by the Acquiring Fund will have likely declined, perhaps substantially, and may continue to decline after conversion. CoCos rated below investment grade should be considered high yield securities, or “junk,” but often are issued by entities whose more senior securities are rated investment grade. CoCos are a relatively new type of security; and there is a risk that CoCo security issuers may suffer the sort of future financial distress that could materially increase the likelihood (or the market’s perception of the likelihood) that an automatic write-down or conversion event on those issuers’ CoCos will occur. Additionally, the trading behavior of a given issuer’s
CoCo may be strongly impacted by the trading behavior of other issuers’ CoCos, such that negative information from an unrelated CoCo security may cause a decline in value of one or more CoCos held by the Fund. Accordingly, the trading behavior of CoCos may not follow the trading behavior of other types of debt and preferred securities. Despite these concerns, the prospective reward vs. risk characteristics of at least certain CoCos may be very attractive relative to other fixed-income alternatives.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Hybrid Security:
A hybrid security combines two or more different financial instruments. A hybrid security generally combines both debt and equity characteristics.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.

Mortgage-Backed Securities (MBS):
Mortgage-backed securities (MBS) are bonds backed by pools of mortgages, usually with similar characteristics, and which return principal and interest in each payment. MBS are composed of residential mortgages (RMBS) or commercial mortgages (CMBS). RMBS are further divided into agency RMBS and non-
agency RMBS, depending on the issuer.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Option-adjusted spread (OAS):
The option-adjusted spread (OAS) for a fixed-income security is the amount of yield that would need to be added to each of the discount rates used to value each of the security’s cash flows (typically based on the yields of U.S. Treasury securities) so that the sum of the discounted value of all of the security’s cash flows matches its market price, using a dynamic pricing model that takes into account any embedded options, such as call features, applicable to the security.
Tax Equalization:
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents their proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the Fund’s dividends paid deduction.
Zero Coupon Bond:
A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Funds’ liquidity risk. The
Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors/Trustees (the “Board”) previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the “LOSC”). The LOSC is
composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1) the
Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid, “llliquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, Nuveen Floating Rate Fund determined that it would hold a minimum of 10% of its assets in highly liquid investments, and it maintained at least that amount during the Review Period. Similarly during the Review Period, Nuveen High Yield Income Fund determined that it would hold a minimum of 20% of its assets in highly liquid investments, and it maintained at least that amount during the review period. All of the other Funds in this Report primarily held Highly Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)

At a meeting held on May 23-25, 2023 (the “May Meeting”), the Board of Trustees or Directors, as applicable (the “Board” and each Trustee or
Director, a “Board Member”) of the Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the
Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as the investment adviser to such Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management,
LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.”
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and the applicable sub-advisers in their annual review of the advisory agreements. Throughout the year, the
Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The presentations, discussions, and meetings throughout the year also provide a means for the Board to evaluate the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions advanced in 2022 for the benefit of particular Nuveen funds and/or the Nuveen fund complex; a review of each sub-adviser to the
Nuveen funds and/or the applicable investment team; an analysis of fund performance with a focus on any Nuveen funds considered performance outliers; an analysis of the fees and expense ratios of the Nuveen funds with a focus on any Nuveen funds considered expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the
Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the
Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Independent Board Members.
As part of its review, the Board met on April 11-12, 2023 (the “April Meeting”) to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the Board’s annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board recognized that the Adviser provides a wide array of management, oversight and administrative services to manage and operate the
Nuveen funds and that the scope and complexity of these services, along with the undertakings required of the Adviser in connection with providing these services, have expanded over time as a result of, among other things, regulatory, market and other developments. The Board noted the
Adviser’s dedication of resources, time, personnel and capital and commitment to continuing to develop improvements and innovations that seek to enhance the Nuveen fund complex and meet the needs of the Nuveen funds in an increasingly complex regulatory environment. The Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services.
The Board considered the breadth and the quality of the services the Adviser and its various teams provide in overseeing the investment management of the Nuveen funds, including, among other things, overseeing and reviewing the services provided by the various sub-advisers to the Nuveen funds and their investment teams; evaluating fund performance and market conditions; overseeing operational and investment risks;
evaluating investment strategies and recommending any changes thereto; managing liquidity; managing the daily valuation of portfolio securities;
overseeing trade execution and securities lending; and setting and managing distributions consistent with the respective fund’s product design.
The Board also reviewed the structure of investment personnel compensation of each Fund Adviser and considered whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
Given the Nuveen funds operate in a highly regulated industry, the Board further considered the extensive compliance, regulatory and administrative services the Adviser and its various teams provide to manage and operate the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, laws and regulations; devising internal compliance programs in seeking to enhance compliance with regulatory requirements and creating a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board reviewed highlights of the various initiatives Nuveen compliance had taken in 2022 including, among other things, additional due diligence of service providers as their operating environments evolve post-Covid to more hybrid in-person working arrangements; investments in supporting and expanding international trading capabilities; continuing efforts to enhance policies and controls to address compliance risks including those related to environmental, social and governance (“ESG”) matters and new regulatory developments or guidance; and establishing and maintaining compliance policies and comprehensive compliance training programs. The Board also considered information regarding the Adviser’s business continuity, disaster recovery and information security programs and the periodic testing and review of such programs.
In addition to the above functions, the Board considered the quality and extent of other non-advisory services the Adviser provides including, among other things, various fund administration services (such as preparing, overseeing or assisting with the preparation of tax and regulatory filings); product management services (such as evaluating and enhancing products and strategies); legal support services; shareholder services and transfer agency function oversight services; and board support and reporting services. With respect to board support services, the Board reviewed a summary of the annual, quarterly, and special reports the Adviser and/or its affiliates provided to the Board throughout 2022.
The Board further acknowledged various initiatives the Adviser had undertaken or continued in 2022 in seeking to improve the effectiveness of its organization, the Nuveen funds product line-up as well as particular Nuveen fund(s) through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; reopening certain funds previously closed to new investors; adding or modifying the share classes offered by certain funds;
implementing fee waivers and expense cap changes for certain funds and evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are represented.
Aside from the services provided, the Board recognized the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the
Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes to such team, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the
Nuveen funds prepared specifically for the annual review of the advisory agreements as well as the performance data the Board received throughout the year representing different time periods. In this regard, leading into the May Meeting, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2022 and March 31, 2023. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. In addition, the Board reviewed and discussed performance data at its regularly scheduled quarterly meetings during the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that have been provided for the annual review as well as in prior meetings over time in evaluating fund performance, including the Adviser’s analysis of a fund’s performance with particular focus on performance outliers (both overperformance and underperformance), the factors contributing to performance (including relative to a fund’s benchmark and peers and the impact of market conditions) and any recommendations or steps that had been taken or were proposed to be taken to address significant performance concerns. In this regard, the Board noted, among other things, that certain Nuveen funds had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2020, and, as a result, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes.
The Board recognized that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board noted that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed Nuveen fund performance results from different perspectives. In general, subject to certain exceptions, the
Board reviewed both absolute and relative fund performance during the annual review over the various time periods and evaluated performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies and other characteristics of the peers in the Performance Peer
Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable Nuveen fund. With respect to relative performance of a Nuveen fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The Board also evaluated Nuveen fund performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board recognized that longer periods of performance may reflect full market cycles.
In relation to recent general market conditions, the Board had recognized the general market volatility and underperformance of the market in
2022 in considering Nuveen fund performance. The Board took into account the Adviser’s assessment of a fund’s performance during the recent period of significant market volatility. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen Credit Income Fund (the “Credit Income Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2022, the Fund outperformed its benchmark for the one-year period ended
December 31, 2022 and ranked in the second quartile of its Performance Peer Group for the one-year period and the third quartile for the three- and five-year periods ended December 31, 2022. Further, although the Fund’s performance was below the performance of its benchmark for the one-
and five-year periods ended March 31, 2023, the Fund matched the performance of its benchmark for the three-year period ended March 31, 2023.
The Fund also ranked in the third quartile of its Performance Peer Group for the one-year period ended March 31, 2023 and the second quartile for

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
the three- and five-year periods ended March 31, 2023. The Board was also aware that there were changes to the Fund’s investment objective and certain investment policies effective in July 2020 and changes to the portfolio management team, and that the performance data prior to such time would not reflect such changes. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Flexible Income Fund (the “Flexible Income Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the one- and three-year periods ended December
31, 2022, the Fund outperformed its benchmark and ranked in the second quartile of its Performance Peer Group for the five-year period ended
December 31, 2022. In addition, although the Fund’s performance was below the performance of its benchmark for the one- and five-year periods ended March 31, 2023, the Fund outperformed its benchmark for the three-year period ended March 31, 2023 and ranked in the second quartile of its Performance Peer Group for the one- and three-year periods and first quartile for the five-year period ended March 31, 2023. On the basis of the
Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Floating Rate Income Fund (the “Floating Rate Income Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023. However, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2022 and the first quartile for the three- and five-year periods ended December 31, 2022. The Fund also ranked in the second quartile of its Performance Peer Group for the one- and three-year periods ended March 31, 2023 and the first quartile for the five-year period ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen High Yield Income Fund (the “High Yield Income Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2022, the Fund outperformed its benchmark for the one-year period ended December 31, 2022. The Fund also ranked in the second quartile of its Performance Peer Group for the one- and five-
year periods and the third quartile for the three-year period ended December 31, 2022. Further, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2023, the Fund ranked in the second quartile of its
Performance Peer Group for the one- and three-year periods and the third quartile for the five-year period ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the
Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Preferred Securities and Income Fund (the “Preferred Fund”), the Board noted that although the Fund’s performance was below the performance of its blended benchmark for the five-year period ended December 31, 2022, the Fund outperformed its blended benchmark for the one- and three-year periods ended December 31, 2022 and ranked in the second quartile of its Performance Peer Group for the one-year period and the first quartile for the three- and five-year periods ended December 31, 2022. In addition, although the Fund’s performance was below the performance of its blended benchmark for the five-year period ended March 31, 2023, the Fund outperformed its blended benchmark for the one-
and three-year periods ended March 31, 2023 and ranked in the third quartile of its Performance Peer Group for the one-year period, first quartile for the three-year period and second quartile for the five-year period ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s)
and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the
Advisory Agreements.
For Nuveen Strategic Income Fund (the “Strategic Income Fund”), the Board noted that the Fund outperformed its benchmark and ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2022. In addition, the Fund outperformed its benchmark for the one-, three- and five-year periods ended March 31, 2023 and ranked in the second quartile of its Performance
Peer Group for the one-year period, third quartile for the three-year period and first quartile for the five-year period ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen open-end funds, the contractual management fee and net management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund (after any fee waivers and/or expense reimbursements). More specifically, the
Independent Board Members reviewed, among other things, each Nuveen open-end fund’s gross and net management fee rates (i.e., before and after fee waivers and/or expense reimbursements, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and to a more focused subset of comparable funds (the “Peer Group”) established by Broadridge
(subject to certain exceptions). The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer
Universe and Peer Group (as applicable) and recognized that differences between the applicable fund and its respective Peer Universe and/
or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each Nuveen fund with a net total expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net total expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the
Board generally considered the fund’s net total expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group.
The Independent Board Members also considered, in relevant part, a Nuveen fund’s management fee and net total expense ratio in light of its performance history, including reviewing certain funds identified by the Adviser and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
In addition, in their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $62.4 million and fund-level breakpoints reduced fees by approximately $76.1 million in 2022. Further, fee caps and waivers for all applicable Nuveen funds saved shareholders approximately $13.4 million in fees in 2022.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the Credit Income Fund, Flexible Income Fund, Preferred Fund and Strategic Income Fund
each had a net management fee and a net total expense ratio that were below the respective peer averages; (b) the Floating Rate Income
Fund had a net management fee that was in line with the peer average and a net total expense ratio that was below the peer average; and
(c) the High Yield Income Fund had a net management fee and a net total expense ratio that were in line with the respective peer averages.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Adviser, such other clients may include: retail and institutional managed accounts sub-advised by the Sub-Adviser; hedge funds or other structured products managed by the Sub-Adviser; investment companies offered outside the Nuveen family and sub-advised by the Sub-
Adviser; foreign investment companies offered by Nuveen and sub-advised by the Sub-Adviser; and collective investment trusts sub-advised by the Sub-Adviser. The Board further noted that the Adviser also advised, and the Sub-Adviser sub-advised, certain exchange-traded funds
(“ETFs”) sponsored by Nuveen. The Board reviewed, among other things, the range of fees assessed for managed accounts, hedge funds
(along with their performance fee), foreign investment companies and ETFs offered by Nuveen, as applicable. The Board also reviewed the fee range and average fee rate of certain selected investment strategies offered in retail and institutional managed accounts sub-advised by the Sub-Adviser, the hedge funds advised by the Sub-Adviser (along with their performance fee) and non-Nuveen investment companies sub-advised by certain affiliated sub-advisers.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
In considering the comparative fee data, the Board recognized that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the Nuveen funds compared to that provided to other clients as well as differences in investment policies; eligible portfolio assets and the manner of managing such assets; product structure; investor profiles; account sizes; and regulatory requirements contribute to the variations in the fee schedules. Similarly, differences in the client base, governing bodies, distribution jurisdiction and operational complexities would also contribute to variations in management fees assessed the Nuveen funds compared to foreign fund clients. Further, with respect to ETFs, the Board considered that the Nuveen ETFs that are designed to track the performance of a specified index (“Index ETFs”) were passively managed compared to the active management of other Nuveen funds, which also contributed to the differences in fee levels between such Index ETFs and the actively managed funds. The Board acknowledged the wide range of services in addition to investment management that the Adviser had provided to the Nuveen funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds as well as profitability data of other publicly traded asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2022 and 2021 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution and certain other expenses) for the 2022 and 2021 calendar years. The Independent Board Members also considered a summary of some of the key factors that impacted Nuveen’s profitability in 2022. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) the Adviser derived from its ETF product line for the 2022 and 2021 calendar years.
In developing the profitability data of the Adviser for its advisory services to the Nuveen funds, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no perfect expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 through 2022, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the
Nuveen funds (excluding distribution) for the calendar years from 2017 through 2022. The Board had also appointed four Independent
Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board recognized that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2012 to 2022. Although the total company operating margins of Nuveen Investments were in the bottom half of the peer group range for 2022 and 2021, the Independent
Board Members recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2022 and 2021 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2022 and December 31, 2021. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) by asset type for the Sub-Adviser for the calendar years ending December 31,
2022 and December 31, 2021.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the
Board recognized that economies of scale are difficult to measure with any precision and certain expenses may not decline with a rise in assets, the Board considered that Nuveen shares the benefits of economies of scale, if any, in a number of ways including through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-level fee schedules. With this structure, the Board noted that the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2022 and
2021), including (a) the temporary expense caps applicable to the Credit Income Fund, Flexible Income Fund, Floating Rate Income Fund, High
Yield Income Fund and Strategic Income Fund; and (b) the permanent expense caps applicable to the Flexible Income Fund, Floating Rate Income
Fund, High Yield Income Fund and Preferred Fund. The Board recognized that such waivers and reimbursements applicable to the respective
Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments in the Nuveen business were not specific to individual Nuveen funds but rather incurred across of a variety of products and services pursuant to which the family of Nuveen funds as a whole may benefit. In addition, the Board also considered that Nuveen has provided, without raising advisory fees to the Nuveen funds, certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Independent
Board Members further noted that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members noted that the various sub-advisers to the Nuveen funds do not generally benefit from soft dollar arrangements with respect to Nuveen fund portfolio transactions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.
F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Independent Board
Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Directors/Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Directors/Trustees of the Funds. The number of Directors/Trustees of the Funds is currently set at ten. None of the Directors/Trustees who are not “interested” persons of the Funds (referred to herein as “Independent Directors/Trustees”) has ever been a Directors/Trustees or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Directors/Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Directors/Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director/Trustee
Independent Directors/Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and
Director/Trustee
2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), formerly,
Chair of its Investment Committee (2017-2022); formerly, Member,
Chicago Fellowship Board (philanthropy) 2005-2016); formerly,
Director, Fulcrum IT Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director,
LogicMark LLC (health services) (2012-2016); formerly, Director,
Legal & General Investment Management America, Inc. (asset
management) (2008-2013); formerly, CEO and President, Northern
Trust Global Investments (financial services) (2004-2007); Executive
Vice President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
135
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College and the Iowa College Foundation;
formerly, Member and President Pro-Tem of the Board of Regents
for the State of Iowa University System (2007- 2013); Director
and Chairman (2009-2021), United Fire Group, a publicly
held company; Director, Public Member, American Board of
Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
135

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director/Trustee
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
135
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
135
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
135
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
135

Directors/Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director/Trustee
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
135
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
135
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004)
formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
135
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
135

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Justin M. Pfaff
1981
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2023 Managing Director, Advisory Product, Nuveen (since 2016). Chartered Financial
Analyst.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Managing Director, Chief Compliance Officer of Nuveen (since 2022); formerly,
Vice President (2014-2022), Chief Compliance Officer and Anti-Money Laundering
Compliance Officer(2017-2022), Deputy Chief Compliance Officer (2014-2017) of
BMO Funds, Inc.
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Managing Director (since 2022), formerly, Vice President (2016-2022), and
Assistant Secretary (since 2016) of Nuveen Securities, LLC; Managing Director
(since 2022), formerly, Vice President (2017-2022) and Assistant Secretary (since
2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General
Counsel (since January 2022), formerly, Vice President and Associate General
Counsel of Nuveen (2013-2021); Managing Director (since 2022), formerly, Vice
President (2018-2022), Assistant Secretary and Associate General Counsel (since
2018) of Nuveen Asset Management, LLC; Managing Director, Associate General
Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF
Investment Management, LLC (since 2023).
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since 2017);
Vice President and Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC (since 2022); Vice President, Associate General Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2023); Vice President and Associate General
Counsel of Nuveen (since 2017); formerly, Associate General Counsel of Jackson
National Asset Management (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director (2017-2021),
Senior Vice President (2016-2017) of Nuveen; Managing Director (since 2015) of
Nuveen Fund Advisors, LLC; Chartered Financial Analyst.
Brian H. Lawrence
1982
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2023 Vice President and Associate General Counsel of Nuveen (since 2023); Vice
President, Associate General Counsel and Assistant Secretary (since 2023) of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; formerly
Corporate Counsel of Franklin Templeton (2018-2022).
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior Managing
Director (since 2021), formerly, Managing Director (2017-2021), Vice President
(2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly,
Team Leader of Manager Oversight (2015-2017); Chartered Financial Analyst and
Certified Financial Risk Manager.

Directors/Trustees and Officers
(Unaudited) (continued)
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director (since 2021), General Counsel and Secretary (since 2023), formerly, Assistant Secretary (2021-2023), of Nuveen Fund Advisors, LLC;
Managing Director, Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC (since 2021); Managing Director (since 2021) and
Assistant Secretary (since 2016) of TIAA SMA Strategies LLC; Managing Director
(since 2019, formerly, Vice President and Director), Associate General Counsel
and Assistant Secretary of College Retirement Equities Fund, TIAA Separate
Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds; Managing Director
(since 2018), formerly, Vice President and Director, Associate General Counsel
and Assistant Secretary of Teachers Insurance and Annuity Association of America,
Teacher Advisors LLC and TIAA-CREF Investment Management, LLC; Managing
Director (since 2022), formerly, Vice President (2017-2022), Associate General
Counsel and Assistant Secretary (since 2011) of Nuveen Alternative Advisors LLC;
General Counsel and Assistant Secretary of Covariance Capital Management, Inc.
(2014-2017).
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Executive Vice President (since 2022) and Secretary and General Counsel (since
2016) of Nuveen Investments, Inc., formerly, Senior Managing Director (2017-
2022); Executive Vice President (since 2023) and Assistant Secretary (since 2008)
of Nuveen Securities, LLC, formerly Senior Managing Director (2017-2023);
Executive Vice President and Assistant Secretary (since 2023) of Nuveen Fund
Advisors, LLC, formerly, Senior Managing Director (2017-2023), Secretary (2016-
2023) and Co-General Counsel (2011-2020); Executive Vice President (since 2023)
and Secretary (since 2016) of Nuveen Asset Management, LLC, formerly, Senior
Managing Director (2017-2023) and Associate General Counsel (2011-2020);
Executive Vice President (since 2021) and Secretary (since 2023) of Teachers
Advisors, LLC, formerly, General Counsel and Assistant Secretary (2021-2023);
Executive Vice President (since 2017) and Secretary (since 2023) of TIAA-CREF
Investment Management, LLC, formerly General Counsel and Assistant Secretary
(2017-2023); formerly, Vice President (2007-2021) and Secretary (2016-2021),
of NWQ Investment Management Company, LLC and Santa Barbara Asset
Management, LLC; Vice President and Secretary of Winslow Capital Management,
LLC (since 2010); Executive Vice President (since 2023) and Secretary (since
2016) of Nuveen Alternative Investments, LLC, formerly Senior Managing Director
(2017-2023).
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director, Mutual Fund Tax and Expense Administration (since 2022), formerly, Managing Director of Mutual Fund Tax and Financial Reporting groups
(2017-2022), at Nuveen; Managing Director of Nuveen Fund Advisors, LLC (since
2019); Managing Director (since 2021), formerly, Senior Director (2016-2021), of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing
Director, Mutual Fund Tax and Expense Administration (since 2022), formerly,
Senior Director Mutual Fund Taxation (2015-2022), to the TIAA-CREF Funds, the
TIAA-CREF Life Funds, the TIAA Separate Account VA-1 and the CREF Accounts;
has held various positions with TIAA since 2004.
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) of
Nuveen.
Trey S. Stenersen
1965
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2022 Senior Managing Director of Teachers Advisors LLC and TIAA-CREF Investment
Management, LLC (since 2018); Senior Managing Director (since 2019) and Chief
Risk Officer (since 2022), formerly Head of Investment Risk Management (2017-
2022) of Nuveen; Senior Managing Director (since 2018) of Nuveen Alternative
Advisors LLC.
E. Scott Wickerham
1973
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance of Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Senior Managing Director (since 2022) of Nuveen
Asset Management, LLC; Senior Managing Director of Teachers Advisors, LLC
(since 2021) and TIAA-CREF Investment Management, LLC (since 2016); Principal
Financial Officer, Principal Accounting Officer and Treasurer (since 2017) of the
TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA Separate Account VA-1
and the Principal Financial Officer, Principal Accounting Officer (since 2020) and
Treasurer (since 2017) to the CREF Accounts; has held various positions with TIAA since 2006.

Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate General
Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF
Investment Management, LLC (since 2023) and Nuveen Asset Management,
LLC(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019) of Nuveen.
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary (since 2023) of Nuveen Fund Advisors,
LLC; Managing Director (since 2017), Associate General Counsel and Assistant
Secretary (since 2014) of the CREF Accounts, TIAA Separate Account VA-1, TIAA-
CREF Funds and TIAA-CREF Life Funds; Managing Director (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC
and of TIAA (since 2017).
(1) Directors/Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-TFI-0823P 3131425-INV-Y-10/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuvee n.com/mutual-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Jack B. Evans, Albin F. Moschner, John K. Nelson and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson is on the Board of Directors of Core12, LLC. (since 2008), a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that KPMG LLP, the Funds’ auditor, billed to the Funds during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that KPMG LLP provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in his absence, any other member of the Audit Committee).

Fiscal Year Ended August 31, 2023	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Credit Income Fund	42,490	0	1,382	0
Nuveen Strategic Income Fund	42,521	0	1,382	0

Total	$85,011	$0	$2,764	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Credit Income Fund	0%	0%	0%	0%
Nuveen Strategic Income Fund	0%	0%	0%	0%

August 31, 2022	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Credit Income Fund	38,000	0	0	0
Nuveen Strategic Income Fund	38,000	0	0	0

Total	$76,000	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Credit Income Fund	0%	0%	0%	0%
Nuveen Strategic Income Fund	0%	0%	0%	0%

Fiscal Year Ended August 31, 2023	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Funds, Inc.	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended August 31, 2022	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Funds, Inc.	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Affiliated Fund Service Providers	Affiliated Fund Service Providers	and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended August 31, 2023	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Credit Income Fund	1,382	0	0	1,382
Nuveen Strategic Income Fund	1,382	0	0	1,382

Total	$2,764	$0	$0	$2,764

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended August 31, 2022	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and related directly to the operations and financial reporting of the Trust)	Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Credit Income Fund	0	0	0	0
Nuveen Strategic Income Fund	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Justin M. Pfaff
Justin M. Pfaff
Chief Administrative Officer

Date: November 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Justin M. Pfaff
Justin M. Pfaff
Chief Administrative Officer
(principal executive officer)

Date: November 3, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Funds Controller
(principal financial officer)

Date: November 3, 2023